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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21852

Columbia Funds Series Trust II

(Exact name of registrant as specified in charter)

225 Franklin Street Boston, MA	02110
(Address of principal executive offices)	(Zip code)

Ryan Larrenaga

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 345-6611

Date of fiscal year end: July 31

Date of reporting period: October 31, 2017

Item 1.	Schedule of Investments.

Portfolio of Investments
Columbia Government Money Market Fund, October 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Repurchase Agreements 10.7%
Issuer	Effective Yield	Principal Amount ($)	Value ($)
Tri-party RBC Capital Markets LLC
dated 10/31/2017, matures 11/01/2017,
repurchase price $35,001,001 (collateralized by U.S. Treasury Securities, Total Market Value $35,700,061)
	1.030%	35,000,000	35,000,000
Tri-party TD Securities (USA) LLC
dated 10/31/2017, matures 11/01/2017,
repurchase price $35,001,011 (collateralized by U.S. Treasury Securities, Total Market Value $35,700,019)
	1.040%	35,000,000	35,000,000
Total Repurchase Agreements (Cost $70,000,000)			70,000,000

U.S. Government & Agency Obligations 80.4%

Federal Home Loan Banks(a)
1-month USD LIBOR + -0.155% 01/25/2018	1.080%	30,000,000	30,000,000
Federal Home Loan Banks Discount Notes
11/01/2017	0.000%	19,000,000	19,000,000
11/02/2017	0.510%	12,800,000	12,799,643
11/03/2017	0.700%	17,800,000	17,798,981
11/06/2017	0.860%	27,000,000	26,996,167
11/07/2017	0.880%	23,900,000	23,895,947
11/08/2017	0.910%	16,400,000	16,396,715
11/09/2017	0.910%	14,000,000	13,996,842
11/10/2017	0.920%	8,000,000	7,997,980
11/13/2017	0.970%	25,000,000	24,991,402
11/14/2017	0.970%	18,000,000	17,993,327
11/15/2017	0.970%	15,000,000	14,994,001
11/16/2017	0.970%	12,800,000	12,794,570
11/17/2017	0.980%	22,000,000	21,989,927
11/20/2017	0.980%	15,000,000	14,991,965
11/27/2017	1.000%	12,000,000	11,991,160
U.S. Government & Agency Obligations (continued)
Issuer	Effective Yield	Principal Amount ($)	Value ($)
12/01/2017	1.000%	15,700,000	15,686,626
12/04/2017	1.000%	16,000,000	15,985,040
12/06/2017	1.000%	35,000,000	34,965,355
12/07/2017	1.010%	12,000,000	11,987,760
12/11/2017	1.020%	22,000,000	21,974,822
12/12/2017	1.000%	17,000,000	16,980,252
12/13/2017	1.010%	10,000,000	9,987,983
12/15/2017	1.030%	14,500,000	14,481,658
12/18/2017	1.030%	22,000,000	21,970,233
12/19/2017	1.020%	14,000,000	13,980,920
12/20/2017	1.040%	16,000,000	15,977,222
12/21/2017	1.020%	15,000,000	14,978,333
12/22/2017	1.040%	5,000,000	4,992,598
12/26/2017	1.040%	13,000,000	12,979,047
01/03/2018	1.050%	12,000,000	11,977,887
Total U.S. Government & Agency Obligations (Cost $527,534,363)			527,534,363

U.S. Treasury Obligations 5.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury(a)
3-month U.S. Treasury index + 0.272% 01/31/2018	1.380%	35,000,000	35,007,442
Total U.S. Treasury Obligations (Cost $35,007,442)			35,007,442

Total Investments (Cost: $632,541,805)	632,541,805
Other Assets & Liabilities, Net	23,861,463
Net Assets	656,403,268

Notes to Portfolio of Investments
(a)	Variable rate security.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Columbia Government Money Market Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia Government Money Market Fund, October 31, 2017 (Unaudited)
Fair value measurements  (continued)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Short-term securities are valued using amortized cost, as permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments
Repurchase Agreements	—	70,000,000	—	70,000,000
U.S. Government & Agency Obligations	—	527,534,363	—	527,534,363
U.S. Treasury Obligations	—	35,007,442	—	35,007,442
Total Investments	—	632,541,805	—	632,541,805
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category represent certain short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.
There were no transfers of financial assets between levels during the period.
2	Columbia Government Money Market Fund | Quarterly Report 2017

Portfolio of Investments
Columbia Strategic Municipal Income Fund, October 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Floating Rate Notes 5.6%
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
California 0.1%
State of California(a),(b)
Unlimited General Obligation Bonds
VRDN Subordinated Series 2010B-7 (JPMorgan Chase Bank)
05/01/2040	0.810%	1,000,000	1,000,000
Colorado 0.3%
City & County of Denver(a),(b)
Refunding Certificate of Participation
VRDN Series 2008A-3 (JPMorgan Chase Bank)
12/01/2031	0.900%	2,895,000	2,895,000
Massachusetts 0.3%
Massachusetts Health & Educational Facilities Authority(a),(b)
Revenue Bonds
Baystate Medical Center
VRDN Series 2012G (Wells Fargo Bank NA)
07/01/2026	0.880%	1,825,000	1,825,000
Tufts University
VRDN Series 2012N-2 (Wells Fargo Bank)
08/15/2034	0.850%	1,500,000	1,500,000
Total			3,325,000
New Hampshire 0.4%
New Hampshire Health & Education Facilities Authority Act(a),(b)
Revenue Bonds
University of New Hampshire
VRDN Series 2012B-2 (Wells Fargo Bank)
07/01/2033	0.900%	4,210,000	4,210,000
New York 2.5%
City of New York(a),(b)
Unlimited General Obligation Notes
VRDN Subordinated Series 2013-D3 (JPMorgan Chase Bank)
08/01/2038	0.900%	10,000,000	10,000,000
New York City Transitional Finance Authority Future Tax Secured(a),(b)
Revenue Bonds
Future Tax
VRDN Subordinated Series 2012C (JPMorgan Chase Bank)
11/01/2036	0.900%	6,315,000	6,315,000
VRDN Subordinated Series 2015 (Royal Bank of Canada)
08/01/2041	0.900%	5,050,000	5,050,000
New York City Water & Sewer System(a),(b)
Revenue Bonds
2nd General Resolution
VRDN Series 2016BB (State Street Bank and Trust Co.)
06/15/2049	0.920%	6,055,000	6,055,000
Total			27,420,000
Floating Rate Notes (continued)
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Ohio 0.7%
Ohio Higher Educational Facility Commission(a),(b)
Revenue Bonds
Cleveland Clinic Health System Obligation
VRDN Series 2013 (Wells Fargo Bank)
01/01/2039	0.880%	7,205,000	7,205,000
Oklahoma 0.4%
Oklahoma Turnpike Authority(a),(b)
Refunding Revenue Bonds
VRDN 2nd Senior Series 2017B (Royal Bank of Canada)
01/01/2028	0.890%	4,600,000	4,600,000
Pennsylvania 0.2%
Geisinger Authority(a),(b)
Revenue Bonds
Geisinger Health System
VRDN Series 2013 (Wells Fargo Bank)
10/01/2043	0.880%	2,000,000	2,000,000
Utah 0.7%
City of Murray(a),(b)
Revenue Bonds
IHC Health Services, Inc.
VRDN Series 2005A (JPMorgan Chase Bank NA)
05/15/2037	0.900%	3,830,000	3,830,000
VRDN Series 2008D (Wells Fargo Bank)
05/15/2037	0.880%	4,000,000	4,000,000
Total			7,830,000
Total Floating Rate Notes (Cost $60,485,000)			60,485,000

Municipal Bonds 92.2%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Alabama 0.4%
Alabama Special Care Facilities Financing Authority
Refunding Revenue Bonds
Children’s Hospital of Alabama
Series 2015
06/01/2034	5.000%	4,000,000	4,545,400
Alaska 0.6%
City of Koyukuk
Prerefunded 10/01/19 Revenue Bonds
Tanana Chiefs Conference Health Care
Series 2011
10/01/2032	7.500%	3,600,000	4,019,760
10/01/2041	7.750%	1,985,000	2,225,800
Total			6,245,560

Columbia Strategic Municipal Income Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, October 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Arizona 1.9%
Arizona Health Facilities Authority
Prerefunded 01/01/18 Revenue Bonds
Banner Health
Series 2008D
01/01/2032	5.375%	1,900,000	1,913,547
Industrial Development Authority of the County of Pima (The)(c)
Refunding Revenue Bonds
American Leadership Academy
Series 2015
06/15/2045	5.625%	820,000	817,089
La Paz County Industrial Development Authority
Revenue Bonds
Charter School Solutions - Harmony Public
Series 2016
02/15/2046	5.000%	6,500,000	6,930,625
Maricopa County Industrial Development Authority
Revenue Bonds
Banner Health
Series 2017A
01/01/2041	4.000%	4,000,000	4,145,400
Maricopa County Industrial Development Authority(c)
Revenue Bonds
Christian Care Surprise, Inc.
Series 2016
01/01/2036	5.750%	1,600,000	1,619,168
Christian Care Surprise, Inc. Project
Series 2016
01/01/2048	6.000%	1,250,000	1,271,900
Maricopa County Pollution Control Corp.
Refunding Revenue Bonds
Southern California Edison Co.
Series 2000B
06/01/2035	5.000%	2,225,000	2,397,860
University Medical Center Corp.
Prerefunded 07/01/19 Revenue Bonds
Series 2009
07/01/2039	6.500%	1,000,000	1,086,160
Total			20,181,749
California 9.2%
ABAG Finance Authority for Nonprofit Corps.
Refunding Revenue Bonds
Episcopal Senior Communities
Series 2012
07/01/2047	5.000%	4,100,000	4,395,159
Bay Area Toll Authority
Refunding Revenue Bonds
Subordinated Series 2017
04/01/2038	4.000%	6,890,000	7,352,181
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California Health Facilities Financing Authority
Refunding Revenue Bonds
Sutter Health
Series 2017A
11/15/2048	4.000%	5,000,000	5,204,000
Revenue Bonds
Kaiser Permanente
Subordinated Series 2017A-2
11/01/2044	4.000%	4,280,000	4,492,588
California Municipal Finance Authority
Refunding Revenue Bonds
Community Medical Centers
Series 2017A
02/01/2042	4.000%	3,000,000	3,058,020
02/01/2042	5.000%	1,500,000	1,675,110
California Municipal Finance Authority(c)
Revenue Bonds
California Baptist University
Series 2016A
11/01/2046	5.000%	1,000,000	1,059,430
Julian Charter School Project
Series 2015A
03/01/2045	5.625%	4,000,000	4,048,720
California Pollution Control Financing Authority(c),(d)
Revenue Bonds
Waste Management Project
Series 2017 AMT
07/01/2031	1.600%	5,000,000	5,006,450
California School Finance Authority(c)
Revenue Bonds
River Springs Charter School Project
Series 2015
07/01/2046	6.375%	3,000,000	3,152,520
07/01/2046	6.375%	415,000	436,099
California State Public Works Board
Revenue Bonds
Judicial Council Projects
Series 2011D
12/01/2031	5.000%	5,000,000	5,630,900
Various Capital Projects
Series 2012A
04/01/2037	5.000%	650,000	731,686
California Statewide Communities Development Authority
Revenue Bonds
Loma Linda University Medical Center
Series 2014
12/01/2054	5.500%	3,000,000	3,296,340
California Statewide Communities Development Authority(c)
Revenue Bonds
Loma Linda University Medical Center
Series 2016A
12/01/2046	5.000%	500,000	536,600

2	Columbia Strategic Municipal Income Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, October 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Foothill-Eastern Transportation Corridor Agency
Refunding Revenue Bonds
Junior Lien
Series 2014C
01/15/2033	6.250%	1,155,000	1,377,488
Series 2014A
01/15/2046	5.750%	4,250,000	4,940,752
Glendale Unified School District(e)
Unlimited General Obligation Refunding Bonds
Series 2015B
09/01/2032	0.000%	1,000,000	584,070
09/01/2033	0.000%	1,100,000	605,968
Norman Y. Mineta San Jose International Airport(d)
Refunding Revenue Bonds
Series 2017A AMT
03/01/2041	5.000%	2,000,000	2,295,280
Riverside County Transportation Commission(e)
Revenue Bonds
Senior Lien
Series 2013B
06/01/2029	0.000%	2,500,000	1,574,975
Rowland Water District
Prerefunded 12/01/18 Certificate of Participation
Recycled Water Project
Series 2008
12/01/2039	6.250%	1,500,000	1,584,405
San Diego Public Facilities Financing Authority Sewer
Prerefunded 05/15/19 Revenue Bonds
Senior Series 2009A
05/15/2034	5.250%	1,500,000	1,596,930
San Francisco City & County Redevelopment Agency
Prerefunded 08/01/19 Tax Allocation Bonds
Mission Bay South Redevelopment Project
Series 2009D
08/01/2031	6.500%	500,000	547,320
Santee CDC Successor Agency
Prerefunded 02/01/21 Tax Allocation Bonds
Santee Community Redevelopment Project
Series 2011A
08/01/2041	7.000%	2,000,000	2,368,300
State of California
Prerefunded 12/01/17 Unlimited General Obligation Bonds
Various Purpose
Series 2007
12/01/2037	5.000%	2,165,000	2,172,231
12/01/2037	5.000%	775,000	777,588
Unlimited General Obligation Bonds
Various Purpose
Series 2009
04/01/2031	5.750%	15,000,000	16,006,500
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2010
03/01/2030	5.250%	1,000,000	1,091,820
03/01/2033	6.000%	5,625,000	6,261,525
Series 2012
04/01/2035	5.250%	4,500,000	5,207,625
Unlimited General Obligation Refunding Bonds
Series 2007
08/01/2030	4.500%	60,000	60,158
Unrefunded Unlimited General Obligation Bonds
Series 2004
04/01/2029	5.300%	2,000	2,007
Various Purpose
Series 2007
12/01/2037	5.000%	60,000	60,198
Total			99,190,943
Colorado 3.0%
Colorado Educational & Cultural Facilities Authority(c)
Improvement Refunding Revenue Bonds
Skyview Charter School
Series 2014
07/01/2044	5.375%	750,000	766,148
07/01/2049	5.500%	700,000	716,394
Colorado Health Facilities Authority
Refunding Revenue Bonds
Covenant Retirement Communities
Series 2015
12/01/2035	5.000%	850,000	913,716
Evangelical Lutheran Good Samaritan Society
Series 2017
06/01/2042	5.000%	3,150,000	3,488,436
NCMC, Inc. Project
Series 2016
05/15/2031	4.000%	5,000,000	5,386,250
Revenue Bonds
Senior Living - Ralston Creek at Arvada
Series 2017
11/01/2052	6.000%	890,000	886,120
Senior Living Ralston Creek Arvada
Series 2017
11/01/2047	5.750%	6,000,000	5,890,680
Colorado High Performance Transportation Enterprise
Revenue Bonds
C-470 Express Lanes
Series 2017
12/31/2056	5.000%	1,700,000	1,846,795
E-470 Public Highway Authority
Revenue Bonds
Series 2010C
09/01/2026	5.375%	10,325,000	11,375,052

Columbia Strategic Municipal Income Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, October 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
North Range Metropolitan District No. 2
Prerefunded 12/15/17 Limited Tax General Obligation Bonds
Series 2007
12/15/2027	5.500%	735,000	738,954
12/15/2037	5.500%	820,000	824,412
Total			32,832,957
District of Columbia 0.3%
District of Columbia
Refunding Revenue Bonds
Children’s Hospital
Series 2015
07/15/2044	5.000%	2,910,000	3,254,515
Revenue Bonds
KIPP Charter School
Series 2013
07/01/2048	6.000%	300,000	341,850
Total			3,596,365
Florida 3.0%
Capital Trust Agency, Inc.(c)
Revenue Bonds
1st Mortgage Tallahassee Tapestry Senior Housing Project
Series 2015
12/01/2045	7.000%	1,335,000	1,358,750
County of Miami-Dade Aviation(d)
Refunding Revenue Bonds
Series 2017B AMT
10/01/2040	5.000%	3,750,000	4,319,475
Florida Development Finance Corp.(c)
Revenue Bonds
Miami Arts Charter School Project
Series 2014A
06/15/2034	5.875%	415,000	408,273
Renaissance Charter School
Series 2015
06/15/2046	6.125%	980,000	1,029,451
Southwest Charter Foundation, Inc. Project
Series 2017A
06/15/2037	6.000%	2,150,000	2,174,876
Florida Municipal Loan Council(e)
Revenue Bonds
Capital Appreciation
Series 2000A (NPFGC)
04/01/2020	0.000%	2,525,000	2,334,362
Greater Orlando Aviation Authority(d)
Revenue Bonds
Priority
Subordinated Series 2017A AMT
10/01/2047	5.000%	3,835,000	4,371,900
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Hillsborough County Aviation Authority
Revenue Bonds
Tampa International Airport
Series 2015A
10/01/2044	5.000%	2,220,000	2,485,024
Miami-Dade County Health Facilities Authority
Refunding Revenue Bonds
Nicklaus Childrens Hospital
Series 2017
08/01/2047	4.000%	2,250,000	2,293,357
Mid-Bay Bridge Authority
Refunding Revenue Bonds
Series 2015C
10/01/2040	5.000%	1,000,000	1,096,360
Orange County Health Facilities Authority
Refunding Revenue Bonds
Mayflower Retirement Center
Series 2012
06/01/2036	5.000%	250,000	264,495
Revenue Bonds
Presbyterian Retirement Communities
Series 2016
08/01/2036	5.000%	2,000,000	2,218,460
08/01/2041	5.000%	2,000,000	2,206,220
Palm Beach County Health Facilities Authority
Prerefunded 11/15/20 Revenue Bonds
ACTS Retirement-Life Communities
Series 2010
11/15/2033	5.500%	5,000,000	5,623,150
Total			32,184,153
Georgia 2.0%
Cherokee County Water & Sewer Authority
Unrefunded Revenue Bonds
Series 1995 (NPFGC)
08/01/2025	5.200%	2,665,000	3,124,926
DeKalb County Hospital Authority
Revenue Bonds
DeKalb Medical Center, Inc. Project
Series 2010
09/01/2040	6.125%	6,250,000	6,788,312
Fulton County Development Authority
Revenue Bonds
RAC Series 2017
04/01/2042	5.000%	1,000,000	1,135,710
Gainesville & Hall County Development Authority
Refunding Revenue Bonds
Riverside Military Academy
Series 2017
03/01/2052	5.125%	500,000	525,510

4	Columbia Strategic Municipal Income Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, October 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Gainesville & Hall County Hospital Authority
Prerefunded 02/15/20 Revenue Bonds
Northeast Georgia Health System
Series 2010A
02/15/2045	5.500%	3,670,000	4,022,136
Refunding Revenue Bonds
Northeast Georgia Health System Project
Series 2017
02/15/2037	5.000%	4,280,000	4,858,485
Unrefunded Revenue Bonds
Northeast Georgia Health System
Series 2010A
02/15/2045	5.500%	1,330,000	1,426,944
Total			21,882,023
Hawaii 0.3%
Hawaii Pacific Health
Revenue Bonds
Series 2010A
07/01/2040	5.500%	1,500,000	1,617,030
Series 2010B
07/01/2030	5.625%	280,000	304,455
07/01/2040	5.750%	370,000	401,346
State of Hawaii Department of Budget & Finance
Refunding Revenue Bonds
Special Purpose - Kahala Nui
Series 2012
11/15/2037	5.250%	705,000	778,969
Total			3,101,800
Idaho 0.6%
Idaho Health Facilities Authority
Revenue Bonds
Terraces of Boise Project
Series 2014A
10/01/2044	8.000%	4,365,000	4,719,569
10/01/2049	8.125%	1,635,000	1,774,318
Total			6,493,887
Illinois 15.7%
Chicago Board of Education(c)
Unlimited General Obligation Bonds
Dedicated
Series 2017A
12/01/2046	7.000%	3,615,000	4,282,690
Chicago Board of Education
Unlimited General Obligation Bonds
Project
Series 2015C
12/01/2039	5.250%	2,000,000	1,966,540
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Chicago Midway International Airport
Refunding Revenue Bonds
2nd Lien
Series 2013B
01/01/2035	5.250%	3,000,000	3,372,480
Series 2014B
01/01/2035	5.000%	5,000,000	5,633,650
Chicago O’Hare International Airport
Prerefunded 01/01/21 Revenue Bonds
General 3rd Lien
Series 2011
01/01/2039	5.750%	1,525,000	1,733,635
Revenue Bonds
Customer Facility Charge Senior Lien
Series 2013
01/01/2043	5.750%	2,285,000	2,636,593
Series 2015D
01/01/2046	5.000%	4,390,000	4,930,980
Unrefunded Revenue Bonds
General Third Lien
Series 2011
01/01/2039	5.750%	295,000	331,739
Chicago O’Hare International Airport(d)
Revenue Bonds
General Senior Lien
Series 2017D AMT
01/01/2052	5.000%	8,030,000	8,907,117
Senior Lien
Series 2017G AMT
01/01/2042	5.000%	1,500,000	1,687,545
01/01/2047	5.000%	1,000,000	1,118,350
Series 2017J AMT
01/01/2037	5.000%	2,000,000	2,275,380
Chicago Park District
Limited General Obligation Bonds
Series 2016A
01/01/2040	5.000%	1,650,000	1,797,444
City of Chicago
Refunding Revenue Bonds
Series 2002
01/01/2033	5.000%	5,245,000	5,746,422
01/01/2034	5.000%	1,000,000	1,094,270
Revenue Bonds
Asphalt Operating Services - Recovery Zone Facility
Series 2010
12/01/2018	6.125%	355,000	355,792
Unlimited General Obligation Bonds
Project
Series 2011A
01/01/2035	5.250%	4,500,000	4,632,975
01/01/2040	5.000%	6,020,000	6,169,898

Columbia Strategic Municipal Income Fund | Quarterly Report 2017	5

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, October 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2012A
01/01/2033	5.000%	5,000,000	5,180,050
Series 2009C
01/01/2040	5.000%	3,500,000	3,567,235
Series 2015A
01/01/2033	5.500%	1,350,000	1,468,841
Series 2017A
01/01/2038	6.000%	4,185,000	4,790,528
Unlimited General Obligation Refunding Bonds
Project
Series 2014A
01/01/2035	5.000%	1,000,000	1,050,750
01/01/2036	5.000%	11,745,000	12,341,059
City of Chicago Wastewater Transmission
Refunding Revenue Bonds
2nd Lien
Series 2015C
01/01/2039	5.000%	530,000	573,677
Revenue Bonds
2nd Lien
Series 2012
01/01/2025	5.000%	5,000,000	5,512,050
01/01/2042	5.000%	5,000,000	5,242,550
Series 2014
01/01/2034	5.000%	1,000,000	1,084,780
01/01/2039	5.000%	2,000,000	2,154,600
City of Chicago Waterworks
Revenue Bonds
2nd Lien
Series 2012
11/01/2031	5.000%	2,000,000	2,169,840
Series 2014
11/01/2044	5.000%	650,000	705,010
Series 2016
11/01/2028	5.000%	860,000	998,426
City of Springfield Electric
Refunding Revenue Bonds
Senior Lien
Series 2015 (AGM)
03/01/2040	4.000%	5,000,000	5,137,400
Illinois Development Finance Authority(e)
Subordinated Revenue Bonds
Regency
Series 1990-RMK Escrowed to Maturity
04/15/2020	0.000%	13,745,000	13,202,072
Illinois Finance Authority
Prerefunded 02/15/20 Revenue Bonds
Swedish Covenant
Series 2010A
08/15/2038	6.000%	2,475,000	2,740,270
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Prerefunded 05/01/19 Revenue Bonds
Rush University Medical Center
Series 2009C
11/01/2039	6.625%	2,150,000	2,323,225
Prerefunded 08/15/19 Revenue Bonds
Silver Cross & Medical Centers
Series 2009
08/15/2038	6.875%	10,700,000	11,769,572
Prerefunded 11/15/19 Revenue Bonds
Riverside Health System
Series 2009
11/15/2035	6.250%	605,000	666,008
Refunding Revenue Bonds
Rush University Medical Center
Series 2015B
11/15/2039	5.000%	1,810,000	1,993,751
Silver Cross Hospital & Medical Centers
Series 2015C
08/15/2035	5.000%	1,500,000	1,631,850
Revenue Bonds
Northwestern Memorial Hospital
Series 2009A
08/15/2030	5.750%	3,000,000	3,237,180
Unrefunded Revenue Bonds
Riverside Health System
Series 2009
11/15/2035	6.250%	395,000	427,386
Metropolitan Pier & Exposition Authority
Refunding Revenue Bonds
McCormick Place Project
Series 2010B-2
06/15/2050	5.000%	5,000,000	5,025,300
Metropolitan Pier & Exposition Authority(e)
Revenue Bonds
Capital Appreciation
Series 1993A Escrowed to Maturity (FGIC)
06/15/2021	0.000%	1,870,000	1,773,452
Railsplitter Tobacco Settlement Authority
Revenue Bonds
Series 2010
06/01/2028	6.000%	5,000,000	5,634,100
State of Illinois
Unlimited General Obligation Bonds
Series 2013
07/01/2026	5.500%	1,955,000	2,160,549
07/01/2033	5.500%	5,000,000	5,426,550
07/01/2038	5.500%	875,000	937,221
Total			169,598,782

6	Columbia Strategic Municipal Income Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, October 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Indiana 0.4%
Indiana Finance Authority
Prerefunded 05/01/19 Revenue Bonds
Parkview Health System
Series 2009
05/01/2031	5.750%	825,000	879,516
Refunding Revenue Bonds
Sisters of St. Francis Health
Series 2008
11/01/2032	5.375%	1,000,000	1,038,130
Revenue Bonds
BHI Senior Living
Series 2016A
11/15/2046	5.250%	2,500,000	2,762,925
Unrefunded Revenue Bonds
Series 2009
05/01/2031	5.750%	175,000	185,773
Total			4,866,344
Iowa 0.7%
Iowa Finance Authority
Revenue Bonds
Genesis Health System
Series 2013
07/01/2033	5.000%	5,000,000	5,643,550
Non-ACE Mortgage-Backed Securities Program
Series 2017 (GNMA)
01/01/2037	3.400%	2,000,000	1,979,600
Total			7,623,150
Kansas 0.4%
University of Kansas Hospital Authority
Improvement Refunding Revenue Bonds
Kansas University Health System
Series 2015
09/01/2045	5.000%	3,725,000	4,170,249
Kentucky 0.8%
Kentucky Economic Development Finance Authority
Prerefunded 06/01/20 Revenue Bonds
Owensboro Medical Health System
Series 2010A
03/01/2045	6.500%	2,950,000	3,340,433
Series 2010B
03/01/2040	6.375%	1,700,000	1,919,623
Refunding Revenue Bonds
Owensboro Health System
Series 2017A
06/01/2037	5.000%	1,200,000	1,308,660
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Baptist Healthcare System
Series 2009A
08/15/2027	5.625%	1,000,000	1,031,050
Louisville Arena
Subordinated Series 2008A-1 (AGM)
12/01/2033	6.000%	800,000	812,528
Total			8,412,294
Louisiana 1.9%
Ascension Parish Industrial Development Board, Inc.
Revenue Bonds
Impala Warehousing LLC
Series 2011
07/01/2036	6.000%	4,000,000	4,296,760
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue Bonds
Westlake Chemical Corp.
Series 2010A-2
11/01/2035	6.500%	1,750,000	1,973,633
Louisiana Public Facilities Authority
Prerefunded 05/15/26 Revenue Bonds
Ochsner Clinic Foundation Project
Series 2016
05/15/2036	4.000%	55,000	63,545
Refunding Revenue Bonds
19th Judicial District Court
Series 2015 (AGM)
06/01/2036	5.000%	1,000,000	1,108,920
Ochsner Clinic Foundation Project
Series 2016
05/15/2036	4.000%	3,000,000	3,112,740
Series 2017
05/15/2042	5.000%	2,000,000	2,251,800
Revenue Bonds
Provident Group - Flagship Properties
Series 2017
07/01/2057	5.000%	1,500,000	1,653,315
New Orleans Aviation Board
Revenue Bonds
Consolidated Rental Car
Series 2009A
01/01/2040	6.500%	4,600,000	4,820,984
New Orleans Aviation Board(d)
Revenue Bonds
General Airport-North Terminal
Series 2017B AMT
01/01/2048	5.000%	1,275,000	1,442,994
Total			20,724,691

Columbia Strategic Municipal Income Fund | Quarterly Report 2017	7

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, October 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Maryland 0.1%
Maryland Health & Higher Educational Facilities Authority
Refunding Revenue Bonds
Meritus Medical Center Issue
Series 2015
07/01/2040	5.000%	1,200,000	1,302,384
Massachusetts 0.9%
Commonwealth of Massachusetts
Refunding Revenue Bonds
Series 2005 (NPFGC)
01/01/2027	5.500%	500,000	631,035
Massachusetts Development Finance Agency
Revenue Bonds
UMass Boston Student Housing Project
Series 2016
10/01/2041	5.000%	2,000,000	2,199,020
Massachusetts Educational Financing Authority(d)
Refunding Revenue Bonds
Issue K
Senior Series 2017A AMT
07/01/2026	5.000%	1,650,000	1,913,720
Subordinated Series 2017B AMT
07/01/2046	4.250%	3,000,000	3,004,170
Massachusetts Health & Educational Facilities Authority
Revenue Bonds
Milford Regional Medical Center
Series 2007E
07/15/2037	5.000%	2,200,000	2,205,126
Total			9,953,071
Michigan 4.2%
City of Detroit Sewage Disposal System
Refunding Revenue Bonds
Senior Lien
Series 2012A
07/01/2039	5.250%	1,700,000	1,884,773
City of Detroit Water Supply System
Revenue Bonds
Senior Lien
Series 2011A
07/01/2041	5.250%	1,500,000	1,631,985
Grand Traverse County Hospital Finance Authority
Revenue Bonds
Munson Healthcare
Series 2014A
07/01/2047	5.000%	505,000	550,995
Great Lakes Water Authority Water Supply System
Revenue Bonds
2nd Lien
Series 2016B
07/01/2046	5.000%	6,615,000	7,371,690
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Michigan Finance Authority
Refunding Revenue Bonds
Senior Lien - Great Lakes Water Authority
Series 2014C-6
07/01/2033	5.000%	430,000	479,377
Series 2015
11/15/2045	5.000%	1,220,000	1,354,993
Revenue Bonds
Beaumont Health Credit Group
Series 2016S
11/01/2044	5.000%	7,500,000	8,357,475
Local Government Loan Program - Great Lakes Water Authority
Series 2015
07/01/2034	5.000%	1,000,000	1,113,530
07/01/2035	5.000%	5,000,000	5,556,900
Michigan State Housing Development Authority
Revenue Bonds
U.S. Department of Housing and Urban Development
Series 2017A
10/01/2042	3.750%	4,060,000	3,994,593
10/01/2047	3.850%	5,000,000	4,909,100
Wayne County Airport Authority
Revenue Bonds
Series 2015D
12/01/2045	5.000%	6,455,000	7,340,368
Wayne County Airport Authority(d)
Revenue Bonds
Series 2017B AMT
12/01/2042	5.000%	700,000	796,817
Total			45,342,596
Minnesota 2.8%
City of Blaine
Refunding Revenue Bonds
Crest View Senior Community Project
Series 2015
07/01/2050	6.125%	3,000,000	3,094,890
City of Bloomington
Prerefunded 9/14/17 Revenue Bonds
Gideon Pond Commons LLC
Senior Series 2010
12/01/2026	5.750%	2,000,000	2,007,660
City of Brooklyn Center
Revenue Bonds
Sanctuary Brooklyn Center Project
Series 2016
11/01/2035	5.500%	1,000,000	986,520

8	Columbia Strategic Municipal Income Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, October 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Minneapolis
Prerefunded 11/15/18 Revenue Bonds
Fairview Health Services
Series 2008A
11/15/2023	6.375%	1,000,000	1,054,400
11/15/2032	6.750%	1,000,000	1,058,260
City of Minneapolis Minnesota(f)
Revenue Bonds
Housing - 1500 Nicollet Apartments Project
Series 2017
05/01/2021	3.000%	1,450,000	1,449,652
City of North Oaks
Refunding Revenue Bonds
Waverly Gardens Project
Series 2016
10/01/2047	5.000%	4,000,000	4,330,600
City of St. Louis Park
Prerefunded 07/01/18 Revenue Bonds
Park Nicollet Health Services
Series 2008C
07/01/2030	5.750%	800,000	824,472
Prerefunded 07/01/19 Revenue Bonds
Park Nicollet Health Services
Series 2009
07/01/2039	5.750%	2,350,000	2,525,592
Housing & Redevelopment Authority of The City of St. Paul
Prerefunded 11/15/25 Revenue Bonds
HealthEast Care System Project
Series 2015
11/15/2040	5.000%	400,000	491,336
Refunding Revenue Bonds
Fairview Health Services
Series 2017
11/15/2036	4.000%	1,200,000	1,262,868
11/15/2037	4.000%	600,000	629,868
Revenue Bonds
Union Flats Apartments Project
Series 2017B
02/01/2022	2.750%	2,125,000	2,120,112
Minneapolis-St. Paul Metropolitan Airports Commission(d)
Refunding Revenue Bonds
Subordinated Series 2016D AMT
01/01/2041	5.000%	750,000	850,725
Minnesota Higher Education Facilities Authority
Revenue Bonds
Augsburg College
Series 2016A
05/01/2046	5.000%	610,000	658,587
Hamline University
7th Series 2011K2
10/01/2040	6.000%	2,250,000	2,532,870
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Perham Hospital District
Prerefunded 03/01/20 Revenue Bonds
Perham Memorial Hospital & Home
Series 2010
03/01/2035	6.350%	1,000,000	1,117,010
03/01/2040	6.500%	700,000	784,308
St. Cloud Housing & Redevelopment Authority
Revenue Bonds
Sanctuary St. Cloud Project
Series 2016A
08/01/2036	5.250%	2,850,000	2,644,344
Total			30,424,074
Mississippi 0.1%
Mississippi Business Finance Corp.
Revenue Bonds
Series 2009A
05/01/2024	4.700%	925,000	965,154
Missouri 3.2%
Arnold Retail Corridor Transportation Development District
Revenue Bonds
Series 2010
05/01/2038	6.650%	5,000,000	5,061,250
Cape Girardeau County Industrial Development Authority
Refunding Revenue Bonds
SoutheastHEALTH
Series 2017
03/01/2036	5.000%	750,000	822,578
City of Manchester
Refunding Tax Allocation Bonds
Highway 141/Manchester Road Project
Series 2010
11/01/2025	6.000%	280,000	279,882
City of St. Louis Airport
Revenue Bonds
Lambert-St. Louis International Airport
Series 2009A-1
07/01/2034	6.625%	5,000,000	5,420,250
Health & Educational Facilities Authority of the State of Missouri(f)
Refunding Revenue Bonds
Mercy Health
Series 2017C
11/15/2036	4.000%	1,500,000	1,574,475
Health & Educational Facilities Authority of the State of Missouri
Revenue Bonds
Lutheran Senior Services
Series 2011
02/01/2041	6.000%	650,000	707,558
Series 2014
02/01/2044	5.000%	2,275,000	2,435,865

Columbia Strategic Municipal Income Fund | Quarterly Report 2017	9

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, October 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Medical Research Lutheran Services
Series 2016A
02/01/2036	5.000%	1,000,000	1,102,830
Kirkwood Industrial Development Authority
Prerefunded 05/15/20 Revenue Bonds
Aberdeen Heights
Series 2010A
05/15/2039	8.250%	3,000,000	3,517,650
Refunding Revenue Bonds
Aberdeen Heights Project
Series 2017
05/15/2042	5.250%	1,260,000	1,323,617
05/15/2050	5.250%	500,000	522,105
Missouri Development Finance Board
Revenue Bonds
St. Joseph Sewage System Improvements
Series 2011
05/01/2031	5.250%	500,000	539,645
Missouri Joint Municipal Electric Utility Commission
Refunding Revenue Bonds
Series 2016A
12/01/2041	4.000%	5,000,000	5,187,550
St. Louis County Industrial Development Authority
Refunding & Improvement Revenue Bonds
Ranken-Jordan Project
Series 2016
11/15/2036	4.000%	1,000,000	912,560
Refunding Revenue Bonds
St. Andrew’s Resources for Seniors Obligated Group
Series 2015
12/01/2035	5.000%	1,500,000	1,581,450
Revenue Bonds
Friendship Village Sunset Hills
Series 2012
09/01/2032	5.000%	1,120,000	1,215,267
09/01/2042	5.000%	2,000,000	2,140,440
Total			34,344,972
Montana 0.3%
City of Kalispell
Refunding Revenue Bonds
Immanuel Lutheran Corp. Project
Series 2017
05/15/2052	5.250%	520,000	541,767
Montana Board of Housing
Revenue Bonds
Series 2017B-2
12/01/2037	3.375%	1,250,000	1,234,687
12/01/2042	3.500%	570,000	561,553
12/01/2047	3.600%	750,000	743,168
Total			3,081,175
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Nebraska 1.0%
Douglas County Hospital Authority No. 2
Revenue Bonds
Madonna Rehabilitation Hospital
Series 2014
05/15/2044	5.000%	4,350,000	4,662,548
Douglas County Hospital Authority No. 3
Refunding Revenue Bonds
Health Facilities - Nebraska Methodist Health System
Series 2015
11/01/2036	4.125%	2,000,000	2,078,860
Madison County Hospital Authority No. 1
Prerefunded 07/01/18 Revenue Bonds
Faith Regional Health Services Project
Series 2008A-1
07/01/2033	6.000%	3,500,000	3,682,315
Total			10,423,723
Nevada 0.7%
Carson City
Refunding Revenue Bonds
Carson Tahoe Regional Medical Center
Series 2012
09/01/2033	5.000%	2,600,000	2,787,356
County of Clark Department of Aviation
Revenue Bonds
Las Vegas-McCarran International Airport
Series 2010A
07/01/2034	5.125%	4,250,000	4,580,522
State of Nevada Department of Business & Industry(c)
Revenue Bonds
Somerset Academy
Series 2015A
12/15/2035	5.000%	570,000	588,394
Total			7,956,272
New Hampshire 0.3%
New Hampshire Health & Education Facilities Authority Act
Refunding Revenue Bonds
Elliot Hospital
Series 2016
10/01/2038	5.000%	850,000	934,575
New Hampshire Health and Education Facilities Authority Act
Revenue Bonds
Hillside Village Entrance Fee
Series 2017
07/01/2022	3.500%	2,000,000	2,007,980
Total			2,942,555

10	Columbia Strategic Municipal Income Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, October 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New Jersey 1.9%
City of Atlantic City
Unlimited General Obligation Bonds
Tax Appeal
Series 2017B (AGM)
03/01/2037	5.000%	340,000	384,329
03/01/2042	4.000%	1,250,000	1,281,300
Unlimited General Obligation Refunding Bonds
Build America Mutual Assurance Co. Tax Appeal
Series 2017A
03/01/2042	5.000%	1,000,000	1,119,320
New Jersey Economic Development Authority
Refunding Revenue Bonds
Series 2015XX
06/15/2024	5.000%	2,000,000	2,251,240
Subordinated Series 2017A
07/01/2030	3.375%	2,000,000	1,930,760
Revenue Bonds
MSU Student Housing Project-Provident
Series 2010
06/01/2031	5.750%	1,500,000	1,627,725
Provident Group-Kean Properties
Series 2017
07/01/2047	5.000%	500,000	536,035
Provident Group-Rowan Properties LLC
Series 2015
01/01/2048	5.000%	1,200,000	1,274,040
Series 2015WW
06/15/2040	5.250%	375,000	406,789
Series 2017DDD
06/15/2042	5.000%	1,000,000	1,071,730
New Jersey Housing & Mortgage Finance Agency(d)
Refunding Revenue Bonds
Series 2017D AMT
11/01/2037	4.250%	1,525,000	1,546,198
New Jersey Transportation Trust Fund Authority
Revenue Bonds
Transportation Program
Series 2015AA
06/15/2041	5.250%	5,000,000	5,451,350
New Jersey Turnpike Authority
Refunding Revenue Bonds
Series 2017B
01/01/2040	5.000%	1,000,000	1,164,520
Total			20,045,336
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New Mexico 0.2%
New Mexico Hospital Equipment Loan Council
Prerefunded 08/01/18 Revenue Bonds
Presbyterian Healthcare Services
Series 2008
08/01/2032	6.375%	1,480,000	1,538,253
08/01/2032	6.375%	685,000	711,694
Total			2,249,947
New York 3.2%
Brooklyn Arena Local Development Corp.
Prerefunded 01/15/20 Revenue Bonds
Barclays Center Project
Series 2009
07/15/2030	6.000%	1,500,000	1,659,840
County of Nassau
Limited General Obligation Bonds
Series 2017B
04/01/2036	5.000%	5,000,000	5,765,950
Glen Cove Local Economic Assistance Corp.(e),(g)
Revenue Bonds
Garvies Point
Series 2016 CABS
01/01/2055	0.000%	2,500,000	1,928,450
Hudson Yards Infrastructure Corp.
Refunding Revenue Bonds
Series 2017A
02/15/2042	5.000%	5,000,000	5,835,900
Metropolitan Transportation Authority(e)
Refunding Revenue Bonds
Series 2012A
11/15/2032	0.000%	2,605,000	1,664,778
New York State Dormitory Authority
Revenue Bonds
Consolidated City University System 2nd Generation
Series 1993A
07/01/2018	5.750%	1,235,000	1,273,779
New York Transportation Development Corp.(d)
Revenue Bonds
LaGuardia Airport Terminal B Redevelopment
Series 2016 AMT
07/01/2041	4.000%	5,925,000	6,076,443
Port Authority of New York & New Jersey
Revenue Bonds
JFK International Air Terminal
Series 2010
12/01/2042	6.000%	5,000,000	5,543,100
State of New York Mortgage Agency
Refunding Revenue Bonds
Series 2017-203
10/01/2041	3.500%	3,730,000	3,723,995

Columbia Strategic Municipal Income Fund | Quarterly Report 2017	11

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, October 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Westchester County Healthcare Corp.
Prerefunded 11/01/20 Revenue Bonds
Senior Lien
Series 2010C
11/01/2037	6.125%	580,000	662,557
Unrefunded Revenue Bonds
Senior Lien
Series 2010C-2
11/01/2037	6.125%	70,000	77,433
Total			34,212,225
North Carolina 0.3%
North Carolina Medical Care Commission
Refunding Revenue Bonds
Southminster, Inc.
Series 2016
10/01/2037	5.000%	1,800,000	1,897,866
North Carolina Turnpike Authority(e)
Revenue Bonds
Series 2017C
07/01/2032	0.000%	2,000,000	1,061,800
Total			2,959,666
North Dakota 0.2%
North Dakota Housing Finance Agency
Revenue Bonds
Housing Finance Program
Series 2017 (FHA)
07/01/2037	3.450%	1,130,000	1,125,333
07/01/2040	3.550%	1,500,000	1,490,700
Total			2,616,033
Ohio 3.6%
Buckeye Tobacco Settlement Financing Authority
Asset-Backed Senior Turbo Revenue Bonds
Series 2007A-2
06/01/2047	5.875%	15,000,000	14,043,150
City of Middleburg Heights
Revenue Bonds
Southwest General Facilities
Series 2011
08/01/2036	5.250%	1,870,000	2,076,149
County of Lucas
Prerefunded 11/01/20 Improvement Revenue Bonds
Lutheran Homes
Series 2010A
11/01/2035	6.625%	5,000,000	5,756,250
Lake County Port & Economic Development Authority(c)
Revenue Bonds
1st Mortgage - Tapestry Wickliffe LLC
Series 2017
12/01/2052	6.750%	6,000,000	6,009,960
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Miami University
Refunding Revenue Bonds
Series 2017
09/01/2034	5.000%	675,000	787,570
Ohio Housing Finance Agency
Revenue Bonds
Mortgage-Backed Securities Program
Series 2017D (GNMA)
09/01/2042	3.550%	8,145,000	8,149,724
State of Ohio
Refunding Revenue Bonds
Cleveland Clinic Health System
Series 2017
01/01/2036	4.000%	1,500,000	1,596,750
01/01/2043	4.000%	875,000	914,401
Total			39,333,954
Oklahoma 0.2%
Tulsa County Industrial Authority
Refunding Revenue Bonds
Montereau, Inc. Project
Series 2017
11/15/2037	5.250%	1,250,000	1,401,300
11/15/2045	5.250%	1,165,000	1,293,942
Total			2,695,242
Oregon 0.9%
Hospital Facilities Authority of Multnomah County
Refunding Revenue Bonds
Mirabella at South Waterfront
Series 2014A
10/01/2044	5.400%	525,000	563,094
Oregon Health & Science University
Prerefunded 07/01/19 Revenue Bonds
Series 2009A
07/01/2039	5.750%	1,500,000	1,613,370
Oregon State Facilities Authority
Refunding Revenue Bonds
Samaritan Health Services Project
Series 2016S
10/01/2032	5.000%	1,800,000	2,053,998
Port of Portland Airport(d)
Revenue Bonds
Series 2017-24B AMT
07/01/2042	5.000%	1,000,000	1,135,990
State of Oregon Housing & Community Services Department
Revenue Bonds
Series 2017D
01/01/2038	3.450%	4,775,000	4,755,614
Total			10,122,066

12	Columbia Strategic Municipal Income Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, October 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Pennsylvania 9.5%
Commonwealth Financing Authority
Revenue Bonds
Series 2015A
06/01/2035	5.000%	1,950,000	2,245,444
Cumberland County Municipal Authority
Refunding Revenue Bonds
Diakon Lutheran Ministries
Series 2015
01/01/2038	5.000%	1,630,000	1,764,328
East Hempfield Township Industrial Development Authority
Revenue Bonds
Student Service, Inc. Student Housing Project
Series 2014
07/01/2046	5.000%	1,000,000	1,060,940
Geisinger Authority
Refunding Revenue Bonds
Geisinger Health System
Series 2017
02/15/2047	4.000%	5,000,000	5,140,700
Lancaster County Hospital Authority
Refunding Revenue Bonds
Masonic Villages of the Grand Lodge of Pennsylvania
Series 2015
11/01/2035	5.000%	700,000	778,470
Montgomery County Industrial Development Authority
Refunding Revenue Bonds
Albert Einstein HealthCare Network
Series 2015
01/15/2045	5.250%	1,850,000	1,994,522
Northampton County General Purpose Authority
Prerefunded 08/15/18 Revenue Bonds
Saint Luke’s Hospital Project
Series 2008A
08/15/2028	5.375%	1,000,000	1,033,590
Pennsylvania Economic Development Financing Authority
Refunding Revenue Bonds
Series 2017A
11/15/2042	4.000%	10,000,000	10,190,600
Pennsylvania Economic Development Financing Authority(d)
Revenue Bonds
PA Bridges Finco LP
Series 2015 AMT
12/31/2038	5.000%	4,125,000	4,619,670
06/30/2042	5.000%	10,000,000	11,088,300
Pennsylvania Higher Educational Facilities Authority
Revenue Bonds
Shippensburg University
Series 2011
10/01/2031	6.000%	2,000,000	2,172,940
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Pennsylvania Housing Finance Agency
Refunding Revenue Bonds
Series 2016-120
10/01/2046	3.500%	2,575,000	2,713,406
Series 2017-124B
10/01/2042	3.650%	8,500,000	8,341,390
Pennsylvania Turnpike Commission
Refunding Revenue Bonds
Subordinated Series 2016A
12/01/2036	5.000%	5,000,000	5,666,300
Subordinated Series 2017B-2
06/01/2038	4.000%	9,505,000	9,810,586
Refunding Subordinated Revenue Bonds
Mass Transit Projects
Series 2016A-1
12/01/2041	5.000%	4,800,000	5,334,960
Revenue Bonds
Series 2014C
12/01/2044	5.000%	2,500,000	2,830,400
Series 2015B
12/01/2040	5.000%	2,500,000	2,782,350
Subordinated Series 2017B-1
06/01/2042	5.000%	3,000,000	3,384,360
Philadelphia Authority for Industrial Development
Refunding Revenue Bonds
Thomas Jefferson University
Series 2017
09/01/2042	5.000%	2,500,000	2,813,150
Wesley Enhanced Living
Series 2017
07/01/2037	5.000%	2,000,000	2,129,180
Revenue Bonds
First Philadelphia Preparatory Charter School
Series 2014
06/15/2043	7.250%	750,000	867,353
Philadelphia Municipal Authority
Prerefunded 04/01/19 Revenue Bonds
Lease
Series 2009
04/01/2034	6.500%	700,000	752,570
Pocono Mountains Industrial Park Authority
Revenue Bonds
St. Luke’s Hospital-Monroe Project
Series 2015
08/15/2040	5.000%	1,450,000	1,584,082
Quakertown General Authority
Refunding Revenue Bonds
USDA Loan Anticipation Notes
Series 2017
07/01/2021	3.125%	2,500,000	2,500,525

Columbia Strategic Municipal Income Fund | Quarterly Report 2017	13

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, October 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State Public School Building Authority
Refunding Revenue Bonds
Philadelphia School District
Series 2016
06/01/2034	5.000%	8,000,000	8,860,720
Total			102,460,836
South Carolina 0.3%
Piedmont Municipal Power Agency
Refunding Revenue Bonds
Electric
Series 1991 (NPFGC)
01/01/2021	6.250%	1,000,000	1,146,550
South Carolina Jobs-Economic Development Authority
Revenue Bonds
York Preparatory Academy Project
Series 2014A
11/01/2045	7.250%	1,315,000	1,418,701
South Carolina Public Service Authority
Revenue Bonds
Series 2015E
12/01/2055	5.250%	1,085,000	1,224,932
Total			3,790,183
South Dakota 1.1%
South Dakota Health & Educational Facilities Authority
Refunding Revenue Bonds
Avera Health
Series 2017
07/01/2042	4.000%	10,000,000	10,160,100
Sanford Obligated Group
Series 2015
11/01/2045	5.000%	1,580,000	1,770,074
Total			11,930,174
Tennessee 1.2%
Chattanooga Health Educational & Housing Facility Board
Refunding Revenue Bonds
Student Housing - CDFI Phase I
Series 2015
10/01/2035	5.000%	355,000	390,749
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board
Refunding Revenue Bonds
Lipscomb University Project
Series 2016A
10/01/2041	5.000%	3,370,000	3,742,924
Revenue Bonds
Vanderbilt University Medical Center
Series 2016
07/01/2046	5.000%	1,200,000	1,336,320
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2017A
07/01/2048	5.000%	835,000	934,332
Tennessee Housing Development Agency
Revenue Bonds
3rd Issue
Series 2017
07/01/2042	3.600%	750,000	749,490
07/01/2047	3.650%	1,500,000	1,496,715
Series 2017-2B
07/01/2036	3.700%	3,850,000	3,911,099
Total			12,561,629
Texas 6.7%
Bexar County Health Facilities Development Corp.
Prerefunded 07/01/20 Revenue Bonds
Army Retirement Residence
Series 2010
07/01/2030	5.875%	155,000	173,591
Army Retirement Residence Project
Series 2010
07/01/2045	6.200%	1,100,000	1,241,273
Refunding Revenue Bonds
Army Retirement Residence Foundation
Series 2016
07/15/2031	4.000%	2,000,000	2,048,700
07/15/2036	4.000%	3,000,000	3,017,400
Unrefunded Revenue Bonds
Army Retirement Residence
Series 2010
07/01/2030	5.875%	30,000	32,072
Capital Area Cultural Education Facilities Finance Corp.
Revenue Bonds
Roman Catholic Diocese
Series 2005B
04/01/2045	6.125%	550,000	597,218
Central Texas Regional Mobility Authority
Prerefunded 01/01/21 Revenue Bonds
Senior Lien
Series 2011
01/01/2041	6.000%	5,580,000	6,395,852
Refunding Revenue Bonds
Series 2016
01/01/2040	5.000%	2,500,000	2,801,875
Revenue Bonds
Senior Lien
Series 2015A
01/01/2040	5.000%	2,000,000	2,235,660
Central Texas Turnpike System(e)
Refunding Revenue Bonds
Series 2015B
08/15/2037	0.000%	2,000,000	874,400

14	Columbia Strategic Municipal Income Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, October 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Central Texas Turnpike System
Refunding Revenue Bonds
Subordinated Series 2015C
08/15/2042	5.000%	2,500,000	2,774,025
City of Austin Airport System(d)
Revenue Bonds
Series 2017B AMT
11/15/2041	5.000%	1,000,000	1,131,050
11/15/2046	5.000%	1,000,000	1,126,060
City of Austin Electric Utility
Prerefunded 11/15/18 Revenue Bonds
Series 2008A
11/15/2035	5.250%	2,000,000	2,086,760
Clifton Higher Education Finance Corp.
Prerefunded 08/15/21 Revenue Bonds
Idea Public Schools
Series 2011
08/15/2031	5.500%	1,750,000	2,014,337
Revenue Bonds
Idea Public Schools
Series 2012
08/15/2032	5.000%	580,000	631,603
08/15/2042	5.000%	1,500,000	1,581,360
Series 2013
08/15/2033	6.000%	260,000	301,135
International Leadership
Series 2015
08/15/2038	5.750%	2,015,000	2,175,011
Series 2015A
12/01/2045	5.000%	400,000	435,480
Dallas Love Field(d)
Revenue Bonds
Series 2017 AMT
11/01/2033	5.000%	1,000,000	1,153,270
11/01/2036	5.000%	1,000,000	1,141,440
Harris County Cultural Education Facilities Finance Corp.
Refunding Revenue Bonds
YMCA Greater Houston Area
Series 2013A
06/01/2038	5.000%	1,500,000	1,595,910
Harris County Health Facilities Development Corp.
Prerefunded 12/01/18 Revenue Bonds
Memorial Hermann Healthcare System
Series 2008B
12/01/2035	7.250%	2,200,000	2,344,166
Houston Higher Education Finance Corp.
Prerefunded 05/15/21 Revenue Bonds
Cosmos Foundation, Inc.
Series 2011
05/15/2031	6.500%	270,000	317,242
05/15/2031	6.500%	230,000	270,243
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Matagorda County Navigation District No. 1(b),(d)
Refunding Revenue Bonds
Central Power and Light Co.
VRDN Series 2017 AMT
05/01/2030	1.750%	2,000,000	1,989,560
New Hope Cultural Education Facilities Finance Corp.
Revenue Bonds
4-K Housing, Inc. Stoney Brook Project
Series 2017
07/01/2042	4.500%	1,000,000	1,018,800
07/01/2047	5.000%	1,000,000	1,062,950
07/01/2052	4.750%	1,500,000	1,540,875
Cardinal Bay, Inc. - Village on the Park
Series 2016
07/01/2036	4.250%	1,500,000	1,540,440
07/01/2046	5.000%	2,850,000	3,085,011
07/01/2051	4.750%	1,210,000	1,273,114
Collegiate Housing Corpus Christi
Series 2016
04/01/2031	5.000%	335,000	369,287
04/01/2036	5.000%	355,000	383,826
Collegiate Housing Tarleton State University
Series 2015
04/01/2047	5.000%	2,465,000	2,618,471
MRC Senior Living-Langford Project
Series 2016
11/15/2036	5.375%	500,000	502,295
11/15/2046	5.500%	750,000	753,157
NCCD-College Station Properties LLC
Series 2015A
07/01/2047	5.000%	2,500,000	2,473,125
New Hope Cultural Education Facilities Finance Corp.(c)
Revenue Bonds
Jubilee Academic Center Project
Series 2017
08/15/2037	5.000%	530,000	533,821
North Texas Tollway Authority
Refunding Revenue Bonds
2nd Tier
Series 2015A
01/01/2038	5.000%	1,730,000	1,956,249
Series 2016A
01/01/2039	4.000%	435,000	455,036
North Texas Tollway Authority(f)
Refunding Revenue Bonds
2nd Tier
Series 2017B (AGM)
01/01/2037	4.000%	800,000	847,192
Pottsboro Higher Education Finance Corp.
Revenue Bonds
Series 2016A
08/15/2036	5.000%	385,000	395,588

Columbia Strategic Municipal Income Fund | Quarterly Report 2017	15

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, October 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Red River Health Facilities Development Corp.
Revenue Bonds
MRC Crossings Project
Series 2014A
11/15/2044	7.750%	500,000	579,740
San Juan Higher Education Finance Authority
Prerefunded 08/15/20 Revenue Bonds
Idea Public Schools
Series 2010A
08/15/2040	6.700%	800,000	917,096
Tarrant County Cultural Education Facilities Finance Corp.
Refunding Revenue Bonds
Trinity Terrace Project
Series 2014
10/01/2049	5.000%	750,000	801,427
Revenue Bonds
Buckner Senior Living Ventana Project
Series 2017
11/15/2047	6.750%	1,835,000	1,989,232
Texas Private Activity Bond Surface Transportation Corp.(d)
Revenue Bonds
Senior Lien - Blueridge Transportation
Series 2016 AMT
12/31/2055	5.000%	3,515,000	3,831,701
Uptown Development Authority
Prerefunded 09/01/19 Tax Allocation Bonds
Infrastructure Improvement Facilities
Series 2009
09/01/2029	5.500%	500,000	538,710
Total			71,953,836
Utah 0.3%
Salt Lake City Corp. Airport(d)
Revenue Bonds
Series 2017A AMT
07/01/2042	5.000%	3,000,000	3,453,780
Virginia 1.6%
Chesapeake Bay Bridge & Tunnel District
Revenue Bonds
1st Tier General Resolution
Series 2016
07/01/2046	5.000%	3,000,000	3,362,250
07/01/2051	5.000%	1,800,000	2,004,480
City of Chesapeake Expressway Toll Road
Revenue Bonds
Transportation System
Senior Series 2012A
07/15/2047	5.000%	3,250,000	3,525,568
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Virginia Small Business Financing Authority(d)
Revenue Bonds
Senior Lien-95 Express Lane
Series 2017 AMT
01/01/2040	5.000%	7,500,000	8,046,300
Total			16,938,598
Washington 2.8%
King County Public Hospital District No. 4
Revenue Bonds
Snoqualmie Valley Hospital
Series 2015A
12/01/2035	6.000%	1,000,000	1,019,150
Port of Seattle(d)
Refunding Revenue Bonds
Intermediate Lien
Series 2017 AMT
05/01/2037	5.000%	6,000,000	6,979,920
Washington Health Care Facilities Authority
Refunding Revenue Bonds
Virginia Mason Medical Center
Series 2017
08/15/2042	4.000%	8,000,000	8,012,400
Revenue Bonds
Overlake Hospital Medical Center
Series 2010
07/01/2030	5.500%	3,000,000	3,264,600
Washington Higher Education Facilities Authority
Prerefunded 10/01/19 Revenue Bonds
Whitworth University Project
Series 2009
10/01/2040	5.625%	1,050,000	1,137,433
Washington State Housing Finance Commission(c)
Refunding Revenue Bonds
Bayview Manor Homes
Series 2016A
07/01/2046	5.000%	1,625,000	1,659,271
Presbyterian Retirement Co.
Series 2016
01/01/2046	5.000%	4,000,000	4,197,640
Skyline 1st Hill Project
Series 2015
01/01/2035	5.750%	425,000	430,432
01/01/2045	6.000%	595,000	603,925
Washington State Housing Finance Commission
Refunding Revenue Bonds
Nonprofit Housing-Mirabella
Series 2012
10/01/2047	6.750%	3,000,000	3,293,070

16	Columbia Strategic Municipal Income Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, October 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Heron’s Key
Series 2015A
07/01/2045	7.000%	200,000	213,258
Total			30,811,099
West Virginia 0.1%
West Virginia Economic Development Authority
Refunding Revenue Bonds
Appalachian Power Co.-Amos Project
Series 2010A
12/01/2038	5.375%	900,000	982,395
Wisconsin 3.2%
Public Finance Authority(d)
Refunding Revenue Bonds
Celanese Project
Series 2016C AMT
11/01/2030	4.300%	2,000,000	2,050,120
Public Finance Authority
Refunding Revenue Bonds
Celanese Project
Series 2016D
11/01/2030	4.050%	1,000,000	1,025,320
Revenue Bonds
FFAH NC & MO Portfolio
Series 2015
12/01/2045	5.000%	2,000,000	2,099,620
Rose Villa Project
Series 2014A
11/15/2049	6.000%	1,645,000	1,794,448
Public Finance Authority(c)
Refunding Revenue Bonds
Mary’s Woods at Marylhurst
Series 2017
05/15/2042	5.250%	410,000	440,533
05/15/2047	5.250%	220,000	235,316
State of Wisconsin
Prerefunded 05/01/19 Revenue Bonds
Series 2009
05/01/2033	5.750%	285,000	304,494
Series 2009A
05/01/2033	5.750%	2,715,000	2,900,706
Wisconsin Health & Educational Facilities Authority
Prerefunded 02/15/19 Revenue Bonds
ProHealth Care, Inc. Obligation Group
Series 2009
02/15/2039	6.625%	5,300,000	5,667,873
Prerefunded 04/01/18 Revenue Bonds
Riverview Hospital Association
Series 2008
04/01/2038	5.750%	3,000,000	3,057,660
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Prerefunded 09/01/22 Revenue Bonds
Watertown Regional Medical Center
Series 2012
09/01/2042	5.000%	2,270,000	2,646,911
Prerefunded 12/03/18 Revenue Bonds
Medical College of Wisconsin
Series 2008A
12/01/2035	5.250%	3,260,000	3,402,723
Refunding Revenue Bonds
Saint John’s Communities, Inc.
Series 2015B
09/15/2045	5.000%	1,000,000	1,055,580
Revenue Bonds
Aurora Health Care, Inc.
Series 2010A
04/15/2039	5.625%	1,400,000	1,499,148
Beaver Dam Community Hospitals
Series 2013A
08/15/2028	5.125%	3,375,000	3,665,351
Unrefunded Revenue Bonds
Medical College of Wisconsin
Series 2008A
12/01/2035	5.250%	340,000	353,124
Wisconsin Health & Educational Facilities Authority(f)
Revenue Bonds
Tomah Memorial Hospital, Inc.
BAN Series 2017A
11/01/2020	2.650%	2,200,000	2,196,876
Total			34,395,803
Wyoming 0.1%
County of Laramie
Revenue Bonds
Cheyenne Regional Medical Center Project
Series 2012
05/01/2032	5.000%	1,000,000	1,097,650
Total Municipal Bonds (Cost $951,652,619)			996,996,775

Municipal Short Term 1.7%
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Illinois 0.5%
State of Illinois(f)
Unlimited General Obligation Notes
Series 2017A
11/01/2018	1.710%	5,000,000	5,162,750

Columbia Strategic Municipal Income Fund | Quarterly Report 2017	17

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, October 31, 2017 (Unaudited)
Municipal Short Term (continued)
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Maryland 0.6%
County of Montgomery(g)
Unlimited General Obligation Bonds
Public Improvement
BAN Series 2011B
06/01/2026	0.830%	6,315,000	6,315,000
New York 0.6%
Board of Cooperative Educational Services of Second Supervisory District
Revenue Notes
RAN Series 2017
06/29/2018	1.470%	7,000,000	7,035,280
Total Municipal Short Term (Cost $18,517,159)			18,513,030
Money Market Funds 0.0%
	Shares	Value ($)
Dreyfus Tax-Exempt Cash Management Fund, Institutional Shares, 0.680%(h)	115,069	115,069
Total Money Market Funds (Cost $115,069)		115,069
Total Investments (Cost $1,030,769,847)		1,076,109,874
Other Assets & Liabilities, Net		5,281,485
Net Assets		$1,081,391,359

At October 31, 2017, securities and/or cash totaling $676,500 were pledged as collateral.
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	(130)	12/2017	USD	(20,103,196)	438,529	—
U.S. Treasury 10-Year Note	(310)	12/2017	USD	(38,990,210)	629,068	—
Total					1,067,597	—
Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)	Represents a variable rate demand note where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate.
(c)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At October 31, 2017, the value of these securities amounted to $43,383,850, which represents 4.01% of net assets.
(d)	Income from this security may be subject to alternative minimum tax.
(e)	Zero coupon bond.
(f)	Represents a security purchased on a when-issued basis.
(g)	Represents a step bond where the coupon rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter.
(h)	The rate shown is the seven-day current annualized yield at October 31, 2017.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
FGIC	Financial Guaranty Insurance Corporation
FHA	Federal Housing Authority
GNMA	Government National Mortgage Association
NPFGC	National Public Finance Guarantee Corporation
VRDN	Variable Rate Demand Note
18	Columbia Strategic Municipal Income Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, October 31, 2017 (Unaudited)
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments
Floating Rate Notes	—	60,485,000	—	60,485,000
Municipal Bonds	—	996,996,775	—	996,996,775
Municipal Short Term	—	18,513,030	—	18,513,030
Money Market Funds	115,069	—	—	115,069
Total Investments	115,069	1,075,994,805	—	1,076,109,874
Derivatives
Columbia Strategic Municipal Income Fund | Quarterly Report 2017	19

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, October 31, 2017 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Asset
Futures Contracts	1,067,597	—	—	1,067,597
Total	1,182,666	1,075,994,805	—	1,077,177,471
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
20	Columbia Strategic Municipal Income Fund | Quarterly Report 2017

Portfolio of Investments
Columbia Minnesota Tax-Exempt Fund, October 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Floating Rate Notes 1.6%
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Variable Rate Demand Notes 1.6%
City of Minneapolis/St. Paul Housing & Redevelopment Authority(a),(b)
Revenue Bonds
Allina Health Systems
VRDN Series 2009B-1 (JPMorgan Chase Bank)
11/15/2035	0.870%	7,000,000	7,000,000
VRDN Series 2009B-2 (JPMorgan Chase Bank)
11/15/2035	0.870%	3,200,000	3,200,000
Total			10,200,000
Total Floating Rate Notes (Cost $10,200,000)			10,200,000

Municipal Bonds 95.5%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 5.5%
Minneapolis-St. Paul Metropolitan Airports Commission
Refunding Revenue Bonds
Senior Lien
Series 2016C
01/01/2046	5.000%	3,000,000	3,464,490
Series 2011
01/01/2025	5.000%	2,000,000	2,218,740
Subordinated Series 2016B
01/01/2022	5.000%	3,145,000	3,599,987
01/01/2023	5.000%	3,000,000	3,492,210
01/01/2024	5.000%	4,695,000	5,561,697
Revenue Bonds
Senior Series 2010A
01/01/2035	5.000%	6,795,000	7,288,793
Senior Series 2010B
01/01/2021	5.000%	2,175,000	2,350,022
Subordinated Refunding Revenue Bonds
Series 2012B
01/01/2030	5.000%	1,000,000	1,113,330
01/01/2031	5.000%	750,000	833,100
Series 2014A
01/01/2034	5.000%	1,000,000	1,142,570
Minneapolis-St. Paul Metropolitan Airports Commission(c)
Refunding Revenue Bonds
Senior Series 2009B AMT
01/01/2022	5.000%	2,680,000	2,798,268
Total			33,863,207
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Assisted Living 1.8%
City of Brooklyn Center
Revenue Bonds
Sanctuary Brooklyn Center Project
Series 2016
11/01/2035	5.500%	3,000,000	2,959,560
City of Red Wing
Refunding Revenue Bonds
Deer Crest Project
Series 2012A
11/01/2032	5.000%	325,000	334,285
11/01/2042	5.000%	1,250,000	1,272,100
Dakota County Community Development Agency
Revenue Bonds
Sanctuary at West St. Paul Project
Series 2015
08/01/2035	6.000%	4,000,000	4,003,960
St. Cloud Housing & Redevelopment Authority
Revenue Bonds
Sanctuary St. Cloud Project
Series 2016A
08/01/2036	5.250%	3,000,000	2,783,520
Total			11,353,425
Charter Schools 3.4%
City of Brooklyn Park
Refunding Revenue Bonds
Prairie Seeds Academy Project
Series 2015
03/01/2034	5.000%	1,000,000	1,066,210
03/01/2039	5.000%	2,000,000	2,089,540
City of Cologne
Revenue Bonds
Cologne Academy Charter School Project
Series 2014A
07/01/2034	5.000%	500,000	520,995
07/01/2045	5.000%	2,070,000	2,094,426
City of Deephaven
Refunding Revenue Bonds
Eagle Ridge Academy Project
Series 2015
07/01/2050	5.500%	1,500,000	1,629,960
Revenue Bonds
Seven Hills Preparatory Academy Project
Series 2017
10/01/2049	5.000%	1,700,000	1,708,806
City of Woodbury
Revenue Bonds
MSA Building Co.
Series 2012A
12/01/2032	5.000%	220,000	234,909
12/01/2043	5.000%	1,500,000	1,576,845

Columbia Minnesota Tax-Exempt Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia Minnesota Tax-Exempt Fund, October 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Anoka
Revenue Bonds
Spectrum Building Co.
Series 2012A
06/01/2027	5.000%	290,000	310,941
06/01/2032	5.000%	300,000	315,687
06/01/2043	5.000%	1,000,000	1,046,590
Series 2014A
06/01/2047	5.000%	1,600,000	1,669,280
Housing & Redevelopment Authority of The City of St. Paul
Refunding Revenue Bonds
Hope Community Academy Project
Series 2015A
12/01/2043	5.000%	3,000,000	3,039,120
Nova Classical Academy Project
Series 2016
09/01/2036	4.000%	1,000,000	998,640
St. Paul Conservatory
Series 2013A
03/01/2028	4.000%	200,000	204,538
03/01/2043	4.625%	1,000,000	1,016,790
Township of Baytown
Refunding Revenue Bonds
Series 2016A
08/01/2041	4.000%	750,000	678,308
08/01/2046	4.250%	1,000,000	916,110
Total			21,117,695
Health Services 0.4%
City of Center City
Revenue Bonds
Hazelden Betty Ford Foundation Project
Series 2011
11/01/2041	5.000%	1,600,000	1,647,152
Series 2014
11/01/2044	5.000%	500,000	539,430
Total			2,186,582
Higher Education 10.7%
City of Moorhead
Refunding Revenue Bonds
Concordia College Corp. Project
Series 2016
12/01/2034	5.000%	1,155,000	1,297,596
12/01/2040	5.000%	1,350,000	1,501,456
Minnesota Higher Education Facilities Authority
Refunding Revenue Bonds
Bethel University
Series 2017
05/01/2037	5.000%	1,000,000	1,116,030
05/01/2047	5.000%	2,000,000	2,211,660
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Carleton College
Series 2017
03/01/2037	4.000%	500,000	533,275
03/01/2039	4.000%	500,000	530,785
03/01/2040	4.000%	1,000,000	1,058,260
03/01/2047	4.000%	2,500,000	2,610,825
Gustavus Adolphus College
Series 2017
10/01/2041	4.000%	3,000,000	3,114,450
St. Olaf College
8th Series 2015G
12/01/2031	5.000%	740,000	872,216
12/01/2032	5.000%	1,000,000	1,172,290
Series 2016-8N
10/01/2034	4.000%	1,500,000	1,620,195
10/01/2035	4.000%	500,000	538,030
University of St. Thomas
Series 2016-8-L
04/01/2035	5.000%	750,000	862,597
04/01/2039	4.000%	2,000,000	2,108,100
Revenue Bonds
Augsburg College
Series 2016A
05/01/2046	5.000%	8,000,000	8,637,200
College of St. Benedict
7th Series 2011M
03/01/2031	5.000%	300,000	320,316
03/01/2036	5.125%	275,000	294,140
Series 2008V
03/01/2018	5.000%	500,000	505,300
Series 2016-8-K
03/01/2043	4.000%	1,000,000	1,014,840
College of St. Scholastica
Series 2010H
12/01/2030	5.125%	870,000	921,643
12/01/2035	5.250%	1,000,000	1,052,690
Series 2011-7J
12/01/2040	6.300%	1,800,000	1,927,548
Series 2012
12/01/2027	4.250%	350,000	370,468
12/01/2032	4.000%	350,000	353,360
Hamline University
7th Series 2011K2
10/01/2032	6.000%	1,000,000	1,133,300
10/01/2040	6.000%	2,000,000	2,251,440
St. Catherine University
7th Series 2012Q
10/01/2025	5.000%	325,000	366,083
10/01/2026	5.000%	280,000	313,177
10/01/2027	5.000%	200,000	222,982
10/01/2032	5.000%	700,000	776,881

2	Columbia Minnesota Tax-Exempt Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Minnesota Tax-Exempt Fund, October 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
St. Johns University
Series 2015-8-1
10/01/2031	5.000%	370,000	428,268
10/01/2032	5.000%	645,000	743,601
10/01/2033	5.000%	350,000	401,366
10/01/2034	5.000%	380,000	434,040
Unrefunded Revenue Bonds
College of St. Benedict
Series 2008
03/01/2023	4.750%	730,000	737,723
Minnesota Higher Education Facilities Authority(d)
Refunding Revenue Bonds
Macalester College
Series 2017
03/01/2029	5.000%	150,000	182,094
03/01/2030	5.000%	175,000	211,145
03/01/2042	4.000%	900,000	955,323
03/01/2048	4.000%	600,000	630,960
University of Minnesota
Revenue Bonds
Series 2014B
01/01/2044	4.000%	3,750,000	3,963,825
Series 2016A
04/01/2032	5.000%	2,000,000	2,385,600
04/01/2033	5.000%	1,725,000	2,047,489
04/01/2034	5.000%	1,855,000	2,192,536
04/01/2037	5.000%	3,210,000	3,762,313
Series 2017A
09/01/2038	5.000%	4,515,000	5,380,390
Total			66,065,806
Hospital 15.0%
City of Glencoe
Refunding Revenue Bonds
Glencoe Regional Health Services Project
Series 2013
04/01/2023	4.000%	400,000	426,300
04/01/2024	4.000%	745,000	787,256
04/01/2026	4.000%	500,000	523,045
04/01/2031	4.000%	1,450,000	1,494,950
City of Maple Grove
Refunding Revenue Bonds
Maple Grove Hospital Corp.
Series 2017
05/01/2037	4.000%	9,095,000	9,311,643
North Memorial Health Care
Series 2015
09/01/2032	5.000%	1,000,000	1,124,500
09/01/2035	4.000%	1,500,000	1,541,595
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Minneapolis
Refunding Revenue Bonds
Fairview Health Services
Series 2015A
11/15/2034	5.000%	4,000,000	4,602,240
11/15/2044	5.000%	6,475,000	7,301,080
City of Minneapolis/St. Paul Housing & Redevelopment Authority
Revenue Bonds
Children’s Health Care Facilities
Series 2010A
08/15/2025	5.250%	1,000,000	1,093,860
08/15/2035	5.250%	2,275,000	2,469,467
City of Plato
Revenue Bonds
Glencoe Regional Health Services
Series 2017
04/01/2037	4.000%	1,810,000	1,829,077
04/01/2041	5.000%	675,000	739,139
City of Rochester
Refunding Revenue Bonds
Mayo Clinic
Series 2016B
11/15/2036	5.000%	5,000,000	6,400,800
Revenue Bonds
Mayo Clinic
Series 2011C
11/15/2038	4.500%	2,560,000	2,867,123
Olmsted Medical Center Project
Series 2010
07/01/2030	5.875%	1,950,000	2,138,779
Series 2013
07/01/2024	5.000%	300,000	349,215
07/01/2027	5.000%	245,000	280,861
07/01/2028	5.000%	225,000	256,707
07/01/2033	5.000%	650,000	724,926
City of Shakopee
Refunding Revenue Bonds
St. Francis Regional Medical Center
Series 2014
09/01/2034	5.000%	1,000,000	1,108,320
City of St. Cloud
Refunding Revenue Bonds
Centracare Health
Series 2016A
05/01/2037	4.000%	3,175,000	3,365,341
05/01/2046	5.000%	3,500,000	3,952,270
CentraCare Health
Series 2016A
05/01/2028	5.000%	1,745,000	2,088,905
CentraCare Health System
Series 2014B
05/01/2024	5.000%	1,400,000	1,668,114

Columbia Minnesota Tax-Exempt Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia Minnesota Tax-Exempt Fund, October 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Unrefunded Revenue Bonds
CentraCare Health System
Series 2010
05/01/2030	5.125%	315,000	339,904
City of Winona
Refunding Revenue Bonds
Winona Health Obligation Group
Series 2012
07/01/2034	5.000%	750,000	780,997
County of Chippewa
Refunding Revenue Bonds
Montevideo Hospital Project
Series 2016
03/01/2037	4.000%	7,660,000	7,588,379
County of Meeker
Revenue Bonds
Hospital Facilities Memorial Hospital Project
Series 2007
11/01/2027	5.750%	1,000,000	1,001,720
11/01/2037	5.750%	2,250,000	2,253,870
Housing & Redevelopment Authority of The City of St. Paul
Refunding Revenue Bonds
Fairview Health Services
Series 2017
11/15/2043	4.000%	3,000,000	3,123,420
HealthPartners Obligation Group
Series 2015
07/01/2033	5.000%	3,000,000	3,426,270
07/01/2035	4.000%	10,630,000	11,108,669
Revenue Bonds
Allina Health Systems
Series 2007A (NPFGC)
11/15/2022	5.000%	1,025,000	1,026,507
Unrefunded Revenue Bonds
Allina Health System
Series 2009
11/15/2029	5.250%	3,450,000	3,729,519
Total			92,824,768
Joint Power Authority 8.3%
Central Minnesota Municipal Power Agency
Revenue Bonds
Brookings-Southeast Twin Cities Transmission Project
Series 2012
01/01/2019	5.000%	1,925,000	2,007,891
01/01/2042	5.000%	1,500,000	1,639,290
Hutchinson Utilities Commission
Revenue Bonds
Series 2012A
12/01/2022	5.000%	250,000	291,183
12/01/2025	5.000%	400,000	458,108
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Minnesota Municipal Power Agency
Refunding Revenue Bonds
Series 2014
10/01/2032	5.000%	250,000	293,265
10/01/2033	5.000%	250,000	292,218
Series 2014A
10/01/2035	5.000%	1,000,000	1,161,940
Revenue Bonds
Series 2010A
10/01/2035	5.250%	7,000,000	7,651,140
Series 2016
10/01/2041	4.000%	1,000,000	1,057,620
10/01/2047	5.000%	500,000	569,720
Northern Municipal Power Agency
Refunding Revenue Bonds
Series 2017
01/01/2034	5.000%	210,000	243,060
01/01/2035	5.000%	170,000	196,469
01/01/2036	5.000%	180,000	207,403
01/01/2041	5.000%	400,000	456,780
Revenue Bonds
Series 2008A
01/01/2021	5.000%	3,500,000	3,522,820
Series 2013A
01/01/2030	5.000%	340,000	382,857
01/01/2031	5.000%	460,000	516,322
Southern Minnesota Municipal Power Agency
Refunding Revenue Bonds
Series 2015A
01/01/2035	5.000%	1,000,000	1,151,650
01/01/2041	5.000%	2,550,000	2,904,883
01/01/2046	5.000%	2,000,000	2,267,520
Revenue Bonds
Series 2017A
01/01/2042	5.000%	1,000,000	1,166,420
Southern Minnesota Municipal Power Agency(e)
Revenue Bonds
Capital Appreciation
Series 1994A (NPFGC)
01/01/2019	0.000%	5,000,000	4,922,900
01/01/2026	0.000%	10,000,000	8,236,900
Western Minnesota Municipal Power Agency
Refunding Revenue Bonds
Series 2012A
01/01/2029	5.000%	1,200,000	1,378,932
01/01/2030	5.000%	1,000,000	1,146,460
Series 2015A
01/01/2036	5.000%	1,000,000	1,152,430

4	Columbia Minnesota Tax-Exempt Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Minnesota Tax-Exempt Fund, October 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Series 2014A
01/01/2040	5.000%	1,000,000	1,137,670
01/01/2046	5.000%	4,025,000	4,559,520
Total			50,973,371
Local Appropriation 2.5%
Anoka-Hennepin Independent School District No. 11
Certificate of Participation
Series 2014A
02/01/2034	5.000%	1,700,000	1,940,108
Goodhue County Education District No. 6051
Certificate of Participation
Series 2014
02/01/2029	5.000%	1,200,000	1,353,228
02/01/2034	5.000%	1,200,000	1,327,104
02/01/2039	5.000%	1,300,000	1,423,773
Northeastern Metropolitan Intermediate School District No. 916
Certificate of Participation
Series 2015B
02/01/2034	5.000%	1,000,000	1,148,300
02/01/2042	4.000%	5,250,000	5,440,365
Plymouth Intermediate District No. 287
Refunding Certificate of Participation
Series 2016A
05/01/2029	4.000%	500,000	541,730
05/01/2030	4.000%	450,000	484,713
05/01/2031	4.000%	450,000	483,453
Worthington Independent School District No. 518
Certificate of Participation
Series 2017A
02/01/2039	4.000%	1,370,000	1,430,636
Total			15,573,410
Local General Obligation 7.4%
Burnsville-Eagan-Savage Independent School District No. 191
Unlimited General Obligation Bonds
School Building
Series 2015A
02/01/2031	4.000%	4,820,000	5,259,632
Centennial Independent School District No. 12(e)
Unlimited General Obligation Bonds
Series 2015A (School District Credit Enhancement Program)
02/01/2032	0.000%	1,225,000	761,876
02/01/2033	0.000%	750,000	443,662
Chisago Lakes Independent School District No. 2144
Unlimited General Obligation Bonds
Minnesota School District Credit Enhancement Program
Series 2017A
02/01/2027	5.000%	2,835,000	3,517,271
02/01/2030	4.000%	3,145,000	3,504,757
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Willmar
Unlimited General Obligation Refunding Bonds
Rice Memorial Hospital Project
Series 2012A
02/01/2027	5.000%	1,000,000	1,111,510
County of Anoka
Unlimited General Obligation Bonds
Capital Improvements
Series 2008A
02/01/2023	5.000%	500,000	504,625
County of Otter Tail(c)
Unlimited General Obligation Bonds
Disposal Systems-Prairie Lakes
Series 2011 AMT
11/01/2030	5.000%	2,010,000	2,222,015
Duluth Independent School District No. 709
Refunding Certificate of Participation
Series 2016A (School District Credit Enhancement Program)
02/01/2028	4.000%	1,500,000	1,651,425
Farmington Independent School District No. 192
Unlimited General Obligation Refunding Bonds
Series 2015A (School District Credit Enhancement Program)
02/01/2026	5.000%	4,155,000	4,875,477
Hermantown Independent School District No. 700
Unlimited General Obligation Bonds
School Building
Series 2014A
02/01/2037	5.000%	4,740,000	5,348,142
Mahtomedi Independent School District No. 832
Unlimited General Obligation Refunding Bonds
School Building
Series 2014A
02/01/2030	5.000%	500,000	585,625
02/01/2031	5.000%	1,140,000	1,326,983
Monticello Independent School District No. 882
Unlimited General Obligation Bonds
School Building
Series 2016A (School District Credit Enhancement Program)
02/01/2030	4.000%	1,000,000	1,102,510
02/01/2031	4.000%	1,735,000	1,899,357
Mountain Iron-Buhl Independent School District No. 712
Unlimited General Obligation Bonds
School Building
Series 2016A (School District Credit Enhancement Program)
02/01/2031	4.000%	1,605,000	1,742,211
02/01/2032	4.000%	1,775,000	1,914,533
Sartell-St. Stephen Independent School District No. 748(e)
Unlimited General Obligation Bonds
School Building
Series 2016B (School District Credit Enhancement Program)
02/01/2032	0.000%	1,565,000	999,785
02/01/2033	0.000%	2,585,000	1,574,084
02/01/2034	0.000%	1,500,000	868,755

Columbia Minnesota Tax-Exempt Fund | Quarterly Report 2017	5

Portfolio of Investments   (continued)
Columbia Minnesota Tax-Exempt Fund, October 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
South Washington County Independent School District No. 833
Unlimited General Obligation Bonds
School Building
Series 2016A
02/01/2031	4.000%	4,000,000	4,341,960
Total			45,556,195
Multi-Family 3.5%
Anoka Housing & Redevelopment Authority
Revenue Bonds
Woodland Park Apartments Project
Series 2011A
04/01/2027	5.000%	2,500,000	2,577,300
Austin Housing & Redevelopment Authority
Refunding Revenue Bonds
Chauncey & Courtyard Apartments
Series 2010
01/01/2031	5.000%	1,500,000	1,536,945
City of Crystal
Revenue Bonds
Crystal Leased Housing Association
Series 2014
06/01/2031	5.250%	2,500,000	2,559,075
City of Minneapolis Minnesota(d)
Revenue Bonds
Housing - 1500 Nicollet Apartments Project
Series 2017
05/01/2021	3.000%	6,000,000	5,998,560
City of Oak Park Heights
Revenue Bonds
Housing Oakgreen Commons Project
Series 2010
08/01/2045	7.000%	2,000,000	2,074,260
Oakgreen Commons Project Memory
Series 2013
08/01/2043	6.500%	1,000,000	1,039,910
City of St. Anthony
Revenue Bonds
Multifamily Housing Landings Silver Lake Village
Series 2013
12/01/2030	6.000%	3,000,000	3,243,180
Northwest Multi-County Housing & Redevelopment Authority
Refunding Revenue Bonds
Pooled Housing Program
Series 2015
07/01/2045	5.500%	2,500,000	2,519,775
Total			21,549,005
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Municipal Power 1.2%
City of Rochester Electric Utility
Refunding Revenue Bonds
Series 2015E
12/01/2027	4.000%	1,000,000	1,117,650
12/01/2028	4.000%	950,000	1,049,997
Series 2017A
12/01/2047	5.000%	4,700,000	5,438,182
Total			7,605,829
Nursing Home 2.9%
City of Oak Park Heights
Refunding Revenue Bonds
Boutwells Landing Care Center
Series 2013
08/01/2025	5.250%	1,480,000	1,585,035
City of Sartell
Revenue Bonds
Country Manor Campus
Series 2010A
09/01/2030	6.125%	840,000	841,075
09/01/2036	6.250%	925,000	926,212
09/01/2042	6.375%	2,435,000	2,438,263
City of Sauk Rapids
Refunding Revenue Bonds
Good Shepherd Lutheran Home
Series 2013
01/01/2039	5.125%	2,500,000	2,525,225
Dakota County Community Development Agency
Revenue Bonds
Ebenezer Ridges Care Center TCU Project
Series 2014S
09/01/2046	5.000%	2,000,000	2,053,380
Housing & Redevelopment Authority of The City of St. Paul
Revenue Bonds
Episcopal Homes Project
Senior Series 2013
05/01/2038	5.000%	1,200,000	1,203,996
05/01/2048	5.125%	6,250,000	6,257,375
Total			17,830,561
Other Bond Issue 0.5%
City of Minneapolis
Revenue Bonds
YMCA Greater Twin Cities Project
Series 2016
06/01/2027	4.000%	100,000	108,301
06/01/2028	4.000%	170,000	182,907
06/01/2029	4.000%	165,000	176,238
06/01/2030	4.000%	125,000	132,641
06/01/2031	4.000%	100,000	105,575

6	Columbia Minnesota Tax-Exempt Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Minnesota Tax-Exempt Fund, October 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Housing & Redevelopment Authority of The City of St. Paul
Refunding Revenue Bonds
Series 2017A
08/01/2032	3.000%	500,000	491,195
08/01/2033	3.000%	500,000	488,905
08/01/2034	3.125%	850,000	836,332
08/01/2035	3.125%	800,000	780,232
Total			3,302,326
Other Utility 0.3%
St. Paul Port Authority(c)
Revenue Bonds
Energy Park Utility Co. Project
Series 2012 AMT
08/01/2028	5.450%	250,000	259,168
08/01/2036	5.700%	1,250,000	1,287,525
Total			1,546,693
Pool / Bond Bank 0.2%
City of Minneapolis
Limited Tax Revenue Bonds
Supported Common Bond
Series 2010
12/01/2030	6.250%	1,000,000	1,128,260
Prep School 0.4%
County of Rice(f)
Revenue Bonds
Shattuck-St. Mary’s School
Series 2015A
08/01/2022	5.000%	2,500,000	2,594,150
Refunded / Escrowed 13.9%
City of Anoka
Prerefunded 11/01/19 Revenue Bonds
Homestead Anoka, Inc. Project
Senior Series 2011B
11/01/2034	6.875%	2,765,000	3,099,565
Series 2011A
11/01/2040	7.000%	1,000,000	1,120,280
11/01/2046	7.000%	1,000,000	1,120,280
City of Bloomington
Prerefunded 9/14/17 Revenue Bonds
Gideon Pond Commons LLC
Senior Series 2010
12/01/2026	5.750%	1,000,000	1,003,830
12/01/2030	6.000%	3,000,000	3,012,090
City of Minneapolis
Prerefunded 11/15/18 Revenue Bonds
Fairview Health Services
Series 2008A
11/15/2032	6.750%	5,240,000	5,545,282
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of St. Cloud
Prerefunded 05/01/20 Revenue Bonds
CentraCare Health System
Series 2010
05/01/2030	5.125%	4,685,000	5,134,854
City of St. Louis Park
Prerefunded 07/01/18 Revenue Bonds
Park Nicollet Health Services
Series 2008C
07/01/2026	5.625%	3,000,000	3,089,280
Prerefunded 07/01/19 Revenue Bonds
Park Nicollet Health Services
Series 2009
07/01/2039	5.750%	6,400,000	6,878,208
Duluth Independent School District No. 709
Prerefunded 02/01/19 Certificate of Participation
Series 2008B (School District Credit Enhancement Program)
02/01/2026	4.750%	4,000,000	4,179,280
Housing & Redevelopment Authority of The City of St. Paul
Prerefunded 02/01/19 Revenue Bonds
Gillette Children’s Specialty
Series 2009
02/01/2027	5.000%	7,445,000	7,801,690
02/01/2029	5.000%	3,000,000	3,143,730
Prerefunded 08/01/18 Revenue Bonds
Parking Facilities Project
Series 2010A
08/01/2035	5.000%	1,500,000	1,573,500
Prerefunded 09/01/21 Revenue Bonds
Nova Classical Academy
Series 2011A
09/01/2042	6.625%	1,500,000	1,791,285
Prerefunded 11/15/19 Revenue Bonds
Allina Health System
Series 2009
11/15/2029	5.250%	3,550,000	3,840,568
Prerefunded 11/15/25 Revenue Bonds
HealthEast Care System Project
Series 2015
11/15/2027	5.000%	2,500,000	3,070,850
11/15/2044	5.000%	1,000,000	1,228,340
Refunding Revenue Bonds
HealthEast Care System Project
Series 2015 Escrowed to Maturity
11/15/2023	5.000%	1,000,000	1,189,180
Minnesota Higher Education Facilities Authority
Prerefunded 01/01/18 Revenue Bonds
Carleton College
6th Series 2008T
01/01/2028	5.000%	3,000,000	3,019,560

Columbia Minnesota Tax-Exempt Fund | Quarterly Report 2017	7

Portfolio of Investments   (continued)
Columbia Minnesota Tax-Exempt Fund, October 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Prerefunded 10/01/18 Revenue Bonds
St. John’s University
6th Series 2008U
10/01/2028	4.750%	1,000,000	1,033,280
Perham Hospital District
Prerefunded 03/01/20 Revenue Bonds
Perham Memorial Hospital & Home
Series 2010
03/01/2040	6.500%	3,500,000	3,921,540
Territory of Guam(g)
Prerefunded 12/01/19 Revenue Bonds
Section 30
Series 2009A
12/01/2034	5.750%	3,500,000	3,826,970
University of Minnesota
Prerefunded 01/01/19 Revenue Bonds
Series 2009A
04/01/2034	5.125%	1,000,000	1,055,870
Prerefunded 12/01/20 Revenue Bonds
Series 2011A
12/01/2031	5.250%	5,000,000	5,600,900
Prerefunded 12/01/21 Revenue Bonds
Series 2011D
12/01/2036	5.000%	5,985,000	6,839,179
Revenue Bonds
Series 2011A Escrowed to Maturity
12/01/2018	5.000%	2,500,000	2,604,975
Total			85,724,366
Retirement Communities 4.0%
City of Anoka
Refunding Revenue Bonds
Homestead at Anoka, Inc. Project
Series 2017
11/01/2046	5.000%	1,500,000	1,535,565
City of Blaine
Refunding Revenue Bonds
Crest View Senior Community Project
Series 2015
07/01/2050	6.125%	2,500,000	2,579,075
City of Hayward
Refunding Revenue Bonds
St. John’s Lutheran Home
Series 2014
10/01/2044	5.375%	2,000,000	1,990,040
City of Moorhead
Refunding Revenue Bonds
Evercare Senior Living LLC
Series 2012
09/01/2037	5.125%	1,000,000	1,021,440
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of North Oaks
Refunding Revenue Bonds
Waverly Gardens Project
Series 2016
10/01/2041	4.250%	5,000,000	5,021,950
10/01/2047	5.000%	2,000,000	2,165,300
City of Rochester
Revenue Bonds
Homestead Rochester, Inc. Project
Series 2015
12/01/2049	5.000%	2,200,000	2,281,290
City of Sartell
Refunding Revenue Bonds
Country Manor Campus LLC
Series 2017
09/01/2042	4.500%	2,000,000	2,036,500
09/01/2042	5.000%	875,000	940,345
City of St. Paul Park
Refunding Revenue Bonds
Presbyterian Homes Bloomington
Series 2017
09/01/2036	4.200%	275,000	276,447
09/01/2037	4.250%	300,000	301,932
09/01/2042	5.000%	1,000,000	1,048,840
Dakota County Community Development Agency(f)
Refunding Revenue Bonds
Walker Highviews Hills LLC
Series 2016
08/01/2051	5.000%	1,500,000	1,519,470
Woodbury Housing & Redevelopment Authority
Revenue Bonds
St. Therese of Woodbury
Series 2014
12/01/2049	5.250%	2,000,000	2,077,720
Total			24,795,914
Sales Tax 1.2%
City of St. Paul
Revenue Bonds
Series 2014G
11/01/2032	5.000%	1,250,000	1,457,325
County of Hennepin Sales Tax
Revenue Bonds
2nd Lien Ballpark Project
Series 2008B
12/15/2027	4.750%	4,205,000	4,223,376
12/15/2029	5.000%	1,825,000	1,833,395
Total			7,514,096

8	Columbia Minnesota Tax-Exempt Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Minnesota Tax-Exempt Fund, October 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Single Family 2.3%
Minneapolis/St. Paul Housing Finance Board
Mortgage-Backed Revenue Bonds
City Living
Series 2011A (GNMA)
12/01/2027	4.450%	430,000	451,895
Minnesota Housing Finance Agency
Refunding Revenue Bonds
Non-Ace Residential Housing
Series 2016S (GNMA)
07/01/2046	3.500%	2,500,000	2,629,175
Residential Housing Finance
Series 2017A AMT
07/01/2030	3.200%	2,075,000	2,056,823
Revenue Bonds
Residential Housing Finance
Series 2008A
07/01/2023	4.650%	95,000	95,438
Series 2009
01/01/2040	5.100%	490,000	503,980
Series 2016 (GNMA / FNMA)
02/01/2046	2.950%	7,038,507	7,011,269
Minnesota Housing Finance Agency(c)
Revenue Bonds
Residential Housing
Series 2015E AMT
01/01/2046	3.500%	1,575,000	1,654,144
Total			14,402,724
Special Non Property Tax 0.1%
City of Lakeville Liquor
Revenue Bonds
Series 2007
02/01/2022	5.000%	175,000	175,089
02/01/2027	5.000%	225,000	225,054
Total			400,143
State Appropriated 5.3%
State of Minnesota
Refunding Revenue Bonds
Appropriation
Series 2012B
03/01/2025	5.000%	7,600,000	8,690,524
03/01/2028	5.000%	3,000,000	3,418,290
03/01/2029	5.000%	4,250,000	4,834,970
Revenue Bonds
Appropriation
Series 2014A
06/01/2038	5.000%	8,880,000	10,113,787
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
University of Minnesota
Revenue Bonds
State Supported Biomed Science Research Facilities
Series 2013
08/01/2038	5.000%	5,000,000	5,711,150
Total			32,768,721
State General Obligation 4.3%
State of Minnesota
Unlimited General Obligation Bonds
Series 2015A
08/01/2030	5.000%	5,000,000	5,980,250
Unlimited General Obligation Refunding Bonds
Series 2015D
08/01/2024	5.000%	5,220,000	6,302,472
Various Purpose
Series 2013F
10/01/2021	5.000%	7,000,000	7,970,760
Unrefunded Unlimited General Obligation Bonds
Series 2011A
10/01/2018	5.000%	2,660,000	2,755,547
Various Purpose
Series 2012
08/01/2029	4.000%	2,975,000	3,260,094
Total			26,269,123
Transportation 0.4%
Virgin Islands Public Finance Authority(f),(g)
Revenue Bonds
Series 2015
09/01/2033	5.000%	2,000,000	2,158,960
Total Municipal Bonds (Cost $570,448,540)			589,105,330

Money Market Funds 1.8%
	Shares	Value ($)
Dreyfus Tax-Exempt Cash Management Fund, Institutional Shares, 0.680%(h)	10,943,171	10,943,171
Total Money Market Funds (Cost $10,943,171)		10,943,171
Total Investments (Cost: $591,591,711)		610,248,501
Other Assets & Liabilities, Net		6,916,674
Net Assets		617,165,175

Columbia Minnesota Tax-Exempt Fund | Quarterly Report 2017	9

Portfolio of Investments   (continued)
Columbia Minnesota Tax-Exempt Fund, October 31, 2017 (Unaudited)
Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)	Represents a variable rate demand note where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate.
(c)	Income from this security may be subject to alternative minimum tax.
(d)	Represents a security purchased on a when-issued basis.
(e)	Zero coupon bond.
(f)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At October 31, 2017, the value of these securities amounted to $6,272,580, which represents 1.02% of net assets.
(g)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At October 31, 2017, the value of these securities amounted to $5,985,930, which represents 0.97% of net assets.
(h)	The rate shown is the seven-day current annualized yield at October 31, 2017.
Abbreviation Legend
AMT	Alternative Minimum Tax
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
NPFGC	National Public Finance Guarantee Corporation
VRDN	Variable Rate Demand Note
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
10	Columbia Minnesota Tax-Exempt Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Minnesota Tax-Exempt Fund, October 31, 2017 (Unaudited)
Fair value measurements  (continued)
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Floating Rate Notes	—	10,200,000	—	—	10,200,000
Municipal Bonds	—	589,105,330	—	—	589,105,330
Money Market Funds	10,943,171	—	—	—	10,943,171
Total Investments	10,943,171	599,305,330	—	—	610,248,501
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
There were no transfers of financial assets between levels during the period.
Columbia Minnesota Tax-Exempt Fund | Quarterly Report 2017	11

Portfolio of Investments
Columbia Limited Duration Credit Fund, October 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Corporate Bonds & Notes 89.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 3.0%
Lockheed Martin Corp.
11/23/2020	2.500%	9,535,000	9,653,549
Northrop Grumman Corp.
03/15/2021	3.500%	10,595,000	11,016,331
Total			20,669,880
Banking 0.4%
Capital One Financial Corp.
10/30/2020	2.400%	2,575,000	2,576,854
Cable and Satellite 2.6%
Comcast Corp.
02/15/2018	5.875%	9,734,000	9,855,841
Sky PLC(a)
09/16/2024	3.750%	8,145,000	8,386,279
Total			18,242,120
Diversified Manufacturing 3.0%
Siemens Financieringsmaatschappij NV(a)
03/16/2020	2.200%	15,420,000	15,497,393
United Technologies Corp.
05/04/2020	1.900%	5,495,000	5,480,076
Total			20,977,469
Electric 19.8%
AEP Texas, Inc.(a)
10/01/2022	2.400%	12,910,000	12,821,566
CMS Energy Corp.
03/01/2024	3.875%	8,330,000	8,747,408
11/15/2025	3.600%	7,355,000	7,520,465
DTE Energy Co.
10/01/2019	1.500%	8,075,000	7,982,751
06/01/2024	3.500%	10,760,000	11,083,004
Duke Energy Corp.
08/15/2022	3.050%	2,300,000	2,346,198
10/15/2023	3.950%	2,950,000	3,129,021
Edison International
09/15/2022	2.400%	5,065,000	5,017,161
Emera US Finance LP
06/15/2021	2.700%	5,105,000	5,127,620
Eversource Energy
03/15/2022	2.750%	1,440,000	1,451,904
10/01/2024	2.900%	6,525,000	6,503,552
NextEra Energy Capital Holdings, Inc.
09/01/2018	1.649%	2,130,000	2,127,078
04/01/2019	2.300%	3,440,000	3,453,939
Oncor Electric Delivery Co. LLC
06/01/2019	2.150%	6,650,000	6,649,056
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pacific Gas & Electric Co.
11/15/2023	3.850%	3,465,000	3,643,174
08/15/2024	3.400%	930,000	950,923
Progress Energy, Inc.
04/01/2022	3.150%	6,922,000	7,049,635
Public Service Enterprise Group, Inc.
11/15/2019	1.600%	4,575,000	4,526,263
Southern Co. (The)
07/01/2021	2.350%	7,165,000	7,129,992
07/01/2023	2.950%	4,670,000	4,693,131
WEC Energy Group, Inc.
06/15/2020	2.450%	2,790,000	2,811,558
06/15/2025	3.550%	5,550,000	5,706,282
Wisconsin Electric Power Co.
06/01/2025	3.100%	930,000	939,662
Xcel Energy, Inc.
03/15/2021	2.400%	6,695,000	6,721,218
06/01/2025	3.300%	9,725,000	9,886,367
Total			138,018,928
Food and Beverage 14.2%
Anheuser-Busch InBev Finance, Inc.
02/01/2019	1.900%	14,130,000	14,146,334
General Mills, Inc.
10/21/2019	2.200%	1,400,000	1,406,077
JM Smucker Co. (The)
03/15/2018	1.750%	2,695,000	2,697,172
03/15/2020	2.500%	5,390,000	5,434,403
Kraft Heinz Foods Co.
07/02/2018	2.000%	12,150,000	12,165,503
Molson Coors Brewing Co.(a)
03/15/2019	1.900%	9,985,000	9,965,190
Mondelez International, Inc.(a)
10/28/2019	1.625%	10,640,000	10,535,090
PepsiCo, Inc.
05/02/2019	1.550%	4,595,000	4,587,317
Sysco Corp.
07/15/2021	2.500%	3,380,000	3,395,775
Tyson Foods, Inc.
08/15/2019	2.650%	8,720,000	8,810,043
Wm. Wrigley Jr., Co.(a)
10/21/2018	2.400%	15,695,000	15,789,970
10/21/2019	2.900%	9,877,000	10,024,513
Total			98,957,387

Columbia Limited Duration Credit Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia Limited Duration Credit Fund, October 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Health Care 2.3%
Becton Dickinson and Co.
12/15/2019	2.675%	4,974,000	5,025,023
06/05/2020	2.404%	1,855,000	1,858,098
Express Scripts Holding Co.
06/15/2019	2.250%	3,030,000	3,039,490
Medtronic Global Holdings SCA
03/28/2019	1.700%	6,040,000	6,033,876
Total			15,956,487
Healthcare Insurance 2.5%
Aetna, Inc.
11/15/2022	2.750%	3,220,000	3,212,327
UnitedHealth Group, Inc.
07/16/2018	1.900%	13,850,000	13,879,209
Total			17,091,536
Independent Energy 0.2%
Continental Resources, Inc.
06/01/2024	3.800%	1,750,000	1,704,682
Life Insurance 10.4%
AIG Global Funding(a)
07/02/2020	2.150%	2,180,000	2,178,173
Five Corners Funding Trust(a)
11/15/2023	4.419%	5,085,000	5,486,964
Guardian Life Global Funding(a)
05/08/2022	2.500%	9,300,000	9,259,210
MassMutual Global Funding II(a)
06/22/2024	2.750%	7,515,000	7,469,564
MetLife Global Funding I(a)
04/10/2019	2.300%	3,910,000	3,935,126
Metropolitan Life Global Funding I(a)
06/12/2020	2.050%	8,980,000	8,962,723
Nuveen Finance LLC(a)
11/01/2019	2.950%	20,570,000	20,871,330
Peachtree Corners Funding Trust(a)
02/15/2025	3.976%	14,025,000	14,348,192
Total			72,511,282
Media and Entertainment 2.8%
Scripps Networks Interactive, Inc.
11/15/2019	2.750%	502,000	506,687
06/15/2020	2.800%	13,643,000	13,747,383
Thomson Reuters Corp.
10/15/2019	4.700%	4,815,000	5,041,122
Total			19,295,192
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Midstream 5.1%
Enterprise Products Operating LLC
04/15/2021	2.850%	2,240,000	2,278,414
Kinder Morgan Energy Partners LP
05/01/2024	4.300%	6,460,000	6,782,651
Panhandle Eastern Pipeline Co. LP
11/01/2017	6.200%	10,533,000	10,533,905
Plains All American Pipeline LP/Finance Corp.
11/01/2024	3.600%	9,245,000	9,071,249
Southern Natural Gas Co. LLC/Issuing Corp.
06/15/2021	4.400%	6,293,000	6,658,107
Total			35,324,326
Natural Gas 2.0%
CenterPoint Energy Resources Corp.
11/01/2017	6.125%	9,639,000	9,640,019
Sempra Energy
06/15/2024	3.550%	4,055,000	4,172,879
Total			13,812,898
Pharmaceuticals 4.6%
Allergan Funding SCS
03/12/2018	2.350%	8,740,000	8,759,420
03/15/2025	3.800%	2,140,000	2,193,746
Amgen, Inc.
05/22/2019	2.200%	8,970,000	9,004,714
05/11/2022	2.650%	5,530,000	5,542,459
Forest Laboratories LLC(a)
02/01/2019	4.375%	2,310,000	2,364,385
Teva Pharmaceutical Finance III BV
07/21/2021	2.200%	4,355,000	4,095,712
Total			31,960,436
Property & Casualty 4.0%
Alleghany Corp.
06/27/2022	4.950%	3,439,000	3,752,791
Berkshire Hathaway, Inc.
08/15/2018	1.150%	5,270,000	5,253,341
CNA Financial Corp.
05/15/2024	3.950%	11,166,000	11,625,872
Liberty Mutual Insurance Co.(a)
Subordinated
10/15/2026	7.875%	5,670,000	7,385,062
Total			28,017,066
Railroads 1.6%
Union Pacific Corp.
06/19/2020	2.250%	11,345,000	11,422,509

2	Columbia Limited Duration Credit Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Limited Duration Credit Fund, October 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Restaurants 1.2%
McDonald’s Corp.
03/01/2018	5.350%	1,384,000	1,401,524
12/09/2020	2.750%	6,859,000	6,992,154
Total			8,393,678
Retailers 3.0%
CVS Health Corp.
07/20/2018	1.900%	4,585,000	4,590,419
06/01/2021	2.125%	4,595,000	4,528,690
07/20/2022	3.500%	3,049,000	3,142,946
Target Corp.
01/15/2018	6.000%	2,020,000	2,038,491
Wal-Mart Stores, Inc.
04/11/2018	1.125%	6,880,000	6,871,538
Total			21,172,084
Supermarkets 0.6%
Kroger Co. (The)
08/01/2022	2.800%	3,855,000	3,865,570
Technology 2.4%
Broadcom Corp./Cayman Finance Ltd.(a)
01/15/2022	3.000%	5,290,000	5,359,378
01/15/2023	2.650%	6,410,000	6,342,919
Cisco Systems, Inc.
09/20/2019	1.400%	4,750,000	4,719,648
Total			16,421,945
Transportation Services 1.3%
ERAC USA Finance LLC(a)
11/15/2024	3.850%	5,223,000	5,421,756
11/01/2025	3.800%	3,785,000	3,889,652
Total			9,311,408
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wireless 0.9%
Rogers Communications, Inc.
08/15/2018	6.800%	5,730,000	5,957,418
Wirelines 1.4%
AT&T, Inc.
02/01/2018	5.500%	9,633,000	9,722,529
Total Corporate Bonds & Notes (Cost $619,523,267)			621,383,684

U.S. Treasury Obligations 8.2%

U.S. Treasury
09/30/2019	1.375%	27,355,000	27,246,035
11/15/2019	1.000%	28,955,000	28,605,593
07/31/2021	1.125%	1,600,000	1,557,712
Total U.S. Treasury Obligations (Cost $57,578,613)			57,409,340

Money Market Funds 4.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.177%(b),(c)	28,205,596	28,205,596
Total Money Market Funds (Cost $28,205,596)		28,205,596
Total Investments (Cost: $705,307,476)		706,998,620
Other Assets & Liabilities, Net		(10,966,480)
Net Assets		696,032,140

At October 31, 2017, securities and/or cash totaling $586,693 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 5-Year Note	1,530	12/2017	USD	180,092,980	—	(1,166,220)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	(918)	12/2017	USD	(115,461,331)	1,532,808	—
U.S. Treasury 2-Year Note	(156)	12/2017	USD	(33,679,862)	—	(2,679)
Columbia Limited Duration Credit Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia Limited Duration Credit Fund, October 31, 2017 (Unaudited)
Short futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury Ultra 10-Year Note	(107)	12/2017	USD	(14,522,393)	183,517	—
U.S. Ultra Bond	(20)	12/2017	USD	(3,366,636)	70,706	—
Total					1,787,031	(2,679)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At October 31, 2017, the value of these securities amounted to $186,294,435, which represents 26.77% of net assets.
(b)	The rate shown is the seven-day current annualized yield at October 31, 2017.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended October 31, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Net change in unrealized appreciation (depreciation) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 1.177%	70,960,747	105,111,156	(147,866,307)	28,205,596	1,157	(1,157)	131,884	28,205,596
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
4	Columbia Limited Duration Credit Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Limited Duration Credit Fund, October 31, 2017 (Unaudited)
Fair value measurements  (continued)
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Corporate Bonds & Notes	—	621,383,684	—	—	621,383,684
U.S. Treasury Obligations	57,409,340	—	—	—	57,409,340
Money Market Funds	—	—	—	28,205,596	28,205,596
Total Investments	57,409,340	621,383,684	—	28,205,596	706,998,620
Derivatives
Asset
Futures Contracts	1,787,031	—	—	—	1,787,031
Liability
Futures Contracts	(1,168,899)	—	—	—	(1,168,899)
Total	58,027,472	621,383,684	—	28,205,596	707,616,752
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
Columbia Limited Duration Credit Fund | Quarterly Report 2017	5

Portfolio of Investments
Columbia Disciplined Core Fund, October 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 99.4%
Issuer	Shares	Value ($)
Consumer Discretionary 11.3%
Auto Components 0.1%
Delphi Automotive PLC	42,300	4,203,774
Hotels, Restaurants & Leisure 2.0%
Darden Restaurants, Inc.	360,900	29,691,243
Royal Caribbean Cruises Ltd.	443,400	54,879,618
Total		84,570,861
Household Durables 0.1%
PulteGroup, Inc.	156,300	4,724,949
Internet & Direct Marketing Retail 0.6%
Amazon.com, Inc.(a)	7,600	8,400,128
Expedia, Inc.	100,700	12,553,262
Liberty Interactive Corp., Class A(a)	204,700	4,650,784
Total		25,604,174
Leisure Products 0.5%
Hasbro, Inc.	201,700	18,675,403
Media 3.1%
Charter Communications, Inc., Class A(a)	233,300	77,961,861
Comcast Corp., Class A	690,810	24,889,884
News Corp., Class A	2,157,300	29,468,718
Total		132,320,463
Multiline Retail 0.3%
Target Corp.	224,300	13,242,672
Specialty Retail 3.7%
Best Buy Co., Inc.	1,208,500	67,651,830
Ross Stores, Inc.	653,100	41,465,319
TJX Companies, Inc. (The)	665,900	46,479,820
Total		155,596,969
Textiles, Apparel & Luxury Goods 0.9%
Ralph Lauren Corp.	412,900	36,925,647
Total Consumer Discretionary		475,864,912
Consumer Staples 8.3%
Food & Staples Retailing 3.8%
CVS Health Corp.	849,700	58,229,941
Wal-Mart Stores, Inc.	1,153,300	100,694,623
Total		158,924,564
Common Stocks (continued)
Issuer	Shares	Value ($)
Food Products 1.6%
Campbell Soup Co.	105,600	5,002,272
Tyson Foods, Inc., Class A	833,300	60,755,903
Total		65,758,175
Household Products 0.8%
Procter & Gamble Co. (The)	400,000	34,536,000
Tobacco 2.1%
Altria Group, Inc.	1,410,800	90,601,576
Total Consumer Staples		349,820,315
Energy 5.6%
Energy Equipment & Services 0.2%
Halliburton Co.	230,800	9,864,392
Oil, Gas & Consumable Fuels 5.4%
Chevron Corp.	507,300	58,790,997
ConocoPhillips	1,714,260	87,684,399
Valero Energy Corp.	1,040,450	82,081,101
Total		228,556,497
Total Energy		238,420,889
Financials 14.3%
Banks 7.1%
Bank of America Corp.	4,679,700	128,176,983
Citigroup, Inc.	85,800	6,306,300
Citizens Financial Group, Inc.	265,500	10,091,655
JPMorgan Chase & Co.	1,370,900	137,926,249
PNC Financial Services Group, Inc. (The)	126,700	17,331,293
Total		299,832,480
Capital Markets 3.2%
Franklin Resources, Inc.	991,800	41,784,534
S&P Global, Inc.	542,500	84,884,975
T. Rowe Price Group, Inc.	101,800	9,457,220
Total		136,126,729

Columbia Disciplined Core Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia Disciplined Core Fund, October 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance 4.0%
Allstate Corp. (The)	782,600	73,454,836
Aon PLC	29,700	4,259,871
Everest Re Group Ltd.	31,700	7,527,165
Marsh & McLennan Companies, Inc.	569,100	46,057,263
Prudential Financial, Inc.	316,300	34,938,498
Total		166,237,633
Total Financials		602,196,842
Health Care 14.2%
Biotechnology 2.8%
Alexion Pharmaceuticals, Inc.(a)	158,600	18,978,076
Biogen, Inc.(a)	82,100	25,587,286
BioMarin Pharmaceutical, Inc.(a)	107,300	8,808,257
Celgene Corp.(a)	194,900	19,679,053
Gilead Sciences, Inc.	239,200	17,930,432
TESARO, Inc.(a)	60,000	6,946,200
Vertex Pharmaceuticals, Inc.(a)	152,600	22,314,698
Total		120,244,002
Health Care Equipment & Supplies 2.0%
Baxter International, Inc.	1,290,000	83,166,300
Health Care Providers & Services 3.4%
Centene Corp.(a)	783,200	73,362,344
Express Scripts Holding Co.(a)	1,129,600	69,233,184
Total		142,595,528
Pharmaceuticals 6.0%
Johnson & Johnson	338,300	47,162,403
Mallinckrodt PLC(a)	280,400	8,880,268
Merck & Co., Inc.	1,569,700	86,474,773
Pfizer, Inc.	3,104,255	108,835,180
Total		251,352,624
Total Health Care		597,358,454
Industrials 9.7%
Aerospace & Defense 2.6%
Boeing Co. (The)	396,600	102,314,868
United Technologies Corp.	71,700	8,586,792
Total		110,901,660
Airlines 1.5%
Southwest Airlines Co.	1,163,400	62,660,724
Common Stocks (continued)
Issuer	Shares	Value ($)
Electrical Equipment 1.6%
Rockwell Automation, Inc.	328,400	65,949,288
Industrial Conglomerates 2.1%
Honeywell International, Inc.	619,900	89,364,784
Machinery 0.5%
Ingersoll-Rand PLC	231,800	20,537,480
Professional Services 0.1%
Nielsen Holdings PLC	83,400	3,091,638
Trading Companies & Distributors 1.3%
WW Grainger, Inc.	278,900	55,138,530
Total Industrials		407,644,104
Information Technology 24.5%
Communications Equipment 3.0%
Cisco Systems, Inc.	2,808,200	95,900,030
F5 Networks, Inc.(a)	265,200	32,160,804
Total		128,060,834
Internet Software & Services 6.2%
Alphabet, Inc., Class A(a)	44,300	45,763,672
Facebook, Inc., Class A(a)	774,200	139,402,452
VeriSign, Inc.(a)	727,000	78,167,040
Total		263,333,164
IT Services 2.1%
MasterCard, Inc., Class A	601,300	89,455,401
Semiconductors & Semiconductor Equipment 3.1%
Broadcom Ltd.	342,400	90,362,784
Intel Corp.	858,000	39,030,420
Total		129,393,204
Software 7.2%
Adobe Systems, Inc.(a)	521,300	91,310,908
Cadence Design Systems, Inc.(a)	252,300	10,889,268
Electronic Arts, Inc.(a)	644,500	77,082,200
Microsoft Corp.(b)	1,496,100	124,445,598
Total		303,727,974

2	Columbia Disciplined Core Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Disciplined Core Fund, October 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Technology Hardware, Storage & Peripherals 2.9%
Apple, Inc.	643,180	108,723,147
HP, Inc.	570,400	12,292,120
Total		121,015,267
Total Information Technology		1,034,985,844
Materials 2.7%
Chemicals 2.4%
Eastman Chemical Co.	57,600	5,230,656
LyondellBasell Industries NV, Class A	840,300	86,996,259
Monsanto Co.	65,500	7,932,050
Total		100,158,965
Containers & Packaging 0.3%
Packaging Corp. of America	133,000	15,463,910
Total Materials		115,622,875
Real Estate 3.1%
Equity Real Estate Investment Trusts (REITS) 3.1%
American Tower Corp.	593,200	85,225,044
Host Hotels & Resorts, Inc.	691,900	13,533,564
SBA Communications Corp.(a)	217,100	34,123,778
Total		132,882,386
Total Real Estate		132,882,386
Telecommunication Services 2.1%
Diversified Telecommunication Services 2.1%
AT&T, Inc.	2,586,600	87,039,090
Total Telecommunication Services		87,039,090
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 3.6%
Electric Utilities 1.7%
Entergy Corp.	823,700	71,052,362
Multi-Utilities 1.9%
Ameren Corp.	268,500	16,644,315
CenterPoint Energy, Inc.	2,127,300	62,925,534
Total		79,569,849
Total Utilities		150,622,211
Total Common Stocks (Cost $3,418,010,230)		4,192,457,922

Money Market Funds 0.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.177%(c),(d)	24,651,376	24,651,376
Total Money Market Funds (Cost $24,650,837)		24,651,376
Total Investments (Cost: $3,442,661,067)		4,217,109,298
Other Assets & Liabilities, Net		(95,000)
Net Assets		4,217,014,298

At October 31, 2017, securities and/or cash totaling $1,921,458 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 E-mini	265	12/2017	USD	34,088,275	827,902	—
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at October 31, 2017.
Columbia Disciplined Core Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia Disciplined Core Fund, October 31, 2017 (Unaudited)
Notes to Portfolio of Investments  (continued)
(d)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended October 31, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Net change in unrealized appreciation (depreciation) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 1.177%	38,690,562	82,850,632	(96,889,818)	24,651,376	1,593	(1,593)	78,372	24,651,376
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
4	Columbia Disciplined Core Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Disciplined Core Fund, October 31, 2017 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	475,864,912	—	—	—	475,864,912
Consumer Staples	349,820,315	—	—	—	349,820,315
Energy	238,420,889	—	—	—	238,420,889
Financials	602,196,842	—	—	—	602,196,842
Health Care	597,358,454	—	—	—	597,358,454
Industrials	407,644,104	—	—	—	407,644,104
Information Technology	1,034,985,844	—	—	—	1,034,985,844
Materials	115,622,875	—	—	—	115,622,875
Real Estate	132,882,386	—	—	—	132,882,386
Telecommunication Services	87,039,090	—	—	—	87,039,090
Utilities	150,622,211	—	—	—	150,622,211
Total Common Stocks	4,192,457,922	—	—	—	4,192,457,922
Money Market Funds	—	—	—	24,651,376	24,651,376
Total Investments	4,192,457,922	—	—	24,651,376	4,217,109,298
Derivatives
Asset
Futures Contracts	827,902	—	—	—	827,902
Total	4,193,285,824	—	—	24,651,376	4,217,937,200
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
Columbia Disciplined Core Fund | Quarterly Report 2017	5

Portfolio of Investments
Columbia Income Opportunities Fund, October 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks —%
Issuer	Shares	Value ($)
Consumer Discretionary —%
Media —%
Haights Cross Communications, Inc.(a),(b),(c),(d)	275,078	1
Loral Space & Communications, Inc.(b)	101	4,762
Ziff Davis Holdings, Inc.(a),(b),(d)	6,107	61
Total		4,824
Total Consumer Discretionary		4,824
Industrials —%
Commercial Services & Supplies —%
Quad/Graphics, Inc.	1,124	25,616
Total Industrials		25,616
Utilities —%
Independent Power and Renewable Electricity Producers —%
Calpine Corp. Escrow(a),(b),(c),(d)	23,187,000	0
Total Utilities		0
Total Common Stocks (Cost $3,133,670)		30,440

Convertible Bonds —%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wirelines —%
At Home Corp.(a),(c),(d),(e)
Subordinated
06/12/2015	0.000%	3,896,787	0
Total Convertible Bonds (Cost $—)			0

Corporate Bonds & Notes 92.0%

Aerospace & Defense 1.4%
Bombardier, Inc.(f)
12/01/2021	8.750%	4,042,000	4,495,735
01/15/2023	6.125%	1,800,000	1,799,923
TransDigm, Inc.
05/15/2025	6.500%	3,677,000	3,789,582
06/15/2026	6.375%	14,289,000	14,589,826
Total			24,675,066
Automotive 0.5%
Delphi Technologies PLC(f)
10/01/2025	5.000%	3,910,000	3,921,413
IHO Verwaltungs GmbH PIK(f)
09/15/2023	4.500%	1,200,000	1,238,078
09/15/2026	4.750%	3,689,000	3,763,581
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Lear Corp. Escrow Bond(a),(c),(d)
12/01/2017	8.750%	1,595,000	0
Total			8,923,072
Banking 0.8%
Ally Financial, Inc.
11/01/2031	8.000%	10,422,000	13,782,814
Brokerage/Asset Managers/Exchanges 0.1%
VFH Parent LLC/Orchestra Co-Issuer, Inc.(f)
06/15/2022	6.750%	1,270,000	1,320,063
Building Materials 1.1%
American Builders & Contractors Supply Co., Inc.(f)
04/15/2021	5.625%	5,642,000	5,790,475
12/15/2023	5.750%	1,841,000	1,956,931
Beacon Escrow Corp.(f)
11/01/2025	4.875%	4,516,000	4,571,863
Beacon Roofing Supply, Inc.
10/01/2023	6.375%	2,779,000	2,985,216
Core & Main LP(f)
08/15/2025	6.125%	1,980,000	2,017,291
HD Supply, Inc.(f)
04/15/2024	5.750%	2,787,000	3,003,422
Total			20,325,198
Cable and Satellite 9.6%
Altice US Finance I Corp.(f)
07/15/2023	5.375%	15,300,000	15,988,255
05/15/2026	5.500%	3,268,000	3,396,024
CCO Holdings LLC/Capital Corp.(f)
05/01/2025	5.375%	6,519,000	6,758,397
02/15/2026	5.750%	8,985,000	9,391,526
05/01/2026	5.500%	106,000	108,687
05/01/2027	5.125%	3,752,000	3,788,976
05/01/2027	5.875%	5,846,000	6,126,134
CSC Holdings LLC(f)
10/15/2025	6.625%	22,872,000	25,049,780
DISH DBS Corp.
11/15/2024	5.875%	5,420,000	5,425,274
07/01/2026	7.750%	18,970,000	20,768,811
Quebecor Media, Inc. Escrow Bond(a),(d),(f)
01/15/2049	9.750%	1,885,000	39,397
Sirius XM Radio, Inc.(f)
04/15/2025	5.375%	6,433,000	6,777,249
07/15/2026	5.375%	1,663,000	1,746,845
08/01/2027	5.000%	6,695,000	6,767,808
Unitymedia Hessen GmbH & Co. KG NRW(f)
01/15/2025	5.000%	16,445,000	17,205,318

Columbia Income Opportunities Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia Income Opportunities Fund, October 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Videotron Ltd.(f)
04/15/2027	5.125%	5,532,000	5,822,673
Virgin Media Secured Finance PLC(f)
01/15/2026	5.250%	17,388,000	18,040,520
08/15/2026	5.500%	4,893,000	5,148,782
Ziggo Secured Finance BV(f)
01/15/2027	5.500%	11,043,000	11,260,150
Total			169,610,606
Chemicals 2.3%
Angus Chemical Co.(f)
02/15/2023	8.750%	6,093,000	6,211,765
Axalta Coating Systems LLC(f)
08/15/2024	4.875%	4,749,000	4,962,448
Chemours Co. (The)
05/15/2023	6.625%	3,577,000	3,800,155
05/15/2027	5.375%	1,467,000	1,563,351
INEOS Group Holdings SA(f)
08/01/2024	5.625%	2,503,000	2,610,574
Koppers, Inc.(f)
02/15/2025	6.000%	2,101,000	2,253,291
Platform Specialty Products Corp.(f)
05/01/2021	10.375%	5,033,000	5,462,370
02/01/2022	6.500%	3,470,000	3,595,184
PQ Corp.(f)
11/15/2022	6.750%	7,000,000	7,566,650
SPCM SA(f)
09/15/2025	4.875%	2,650,000	2,728,792
Venator Finance SARL/Materials LLC(f)
07/15/2025	5.750%	864,000	912,410
Total			41,666,990
Construction Machinery 1.9%
Ashtead Capital, Inc.(f)
08/15/2025	4.125%	1,695,000	1,719,340
08/15/2027	4.375%	4,772,000	4,839,376
H&E Equipment Services, Inc.(f)
09/01/2025	5.625%	1,733,000	1,827,977
Ritchie Bros. Auctioneers, Inc.(f)
01/15/2025	5.375%	1,844,000	1,940,759
United Rentals North America, Inc.
10/15/2025	4.625%	1,176,000	1,202,707
09/15/2026	5.875%	5,603,000	6,106,049
05/15/2027	5.500%	8,091,000	8,670,469
01/15/2028	4.875%	4,957,000	4,973,145
01/15/2028	4.875%	1,921,000	1,929,796
Total			33,209,618
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Cyclical Services 2.5%
APX Group, Inc.
12/01/2022	7.875%	19,917,000	21,482,396
IHS Markit Ltd.(f)
11/01/2022	5.000%	4,561,000	4,889,296
02/15/2025	4.750%	10,708,000	11,301,716
Interval Acquisition Corp.
04/15/2023	5.625%	6,179,000	6,469,401
Total			44,142,809
Consumer Products 2.2%
American Greetings Corp.(f)
02/15/2025	7.875%	880,000	958,015
Prestige Brands, Inc.(f)
03/01/2024	6.375%	5,335,000	5,678,931
Scotts Miracle-Gro Co. (The)
10/15/2023	6.000%	6,652,000	7,135,986
12/15/2026	5.250%	2,320,000	2,474,999
Spectrum Brands, Inc.
07/15/2025	5.750%	6,924,000	7,366,817
Springs Industries, Inc.
06/01/2021	6.250%	7,380,000	7,614,736
Tempur Sealy International, Inc.
10/15/2023	5.625%	2,626,000	2,775,753
Valvoline, Inc.(f)
07/15/2024	5.500%	946,000	1,004,201
08/15/2025	4.375%	3,821,000	3,853,234
Total			38,862,672
Diversified Manufacturing 1.2%
Entegris, Inc.(f)
04/01/2022	6.000%	6,615,000	6,913,191
Gates Global LLC/Co.(f)
07/15/2022	6.000%	1,158,000	1,190,458
SPX FLOW, Inc.(f)
08/15/2024	5.625%	1,680,000	1,774,614
08/15/2026	5.875%	3,931,000	4,179,883
TriMas Corp.(f)
10/15/2025	4.875%	603,000	611,044
WESCO Distribution, Inc.
06/15/2024	5.375%	3,540,000	3,724,862
Zekelman Industries, Inc.(f)
06/15/2023	9.875%	2,993,000	3,380,010
Total			21,774,062

2	Columbia Income Opportunities Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Income Opportunities Fund, October 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Electric 3.1%
AES Corp.
05/15/2026	6.000%	1,976,000	2,134,596
09/01/2027	5.125%	3,975,000	4,077,841
Calpine Corp.
01/15/2025	5.750%	4,834,000	4,585,885
Dynegy, Inc.
11/01/2024	7.625%	3,990,000	4,359,075
Dynegy, Inc.(f)
01/30/2026	8.125%	1,994,000	2,215,775
NextEra Energy Operating Partners LP(f)
09/15/2027	4.500%	4,392,000	4,423,780
NRG Energy, Inc.
01/15/2027	6.625%	8,574,000	9,161,147
NRG Yield Operating LLC
08/15/2024	5.375%	8,769,000	9,148,891
09/15/2026	5.000%	8,001,000	8,279,931
Pattern Energy Group, Inc.(f)
02/01/2024	5.875%	6,974,000	7,418,279
Total			55,805,200
Finance Companies 2.5%
Aircastle Ltd.
02/15/2022	5.500%	2,071,000	2,227,427
04/01/2023	5.000%	3,889,000	4,125,171
iStar, Inc.
04/01/2022	6.000%	2,739,000	2,863,487
09/15/2022	5.250%	4,450,000	4,556,106
Navient Corp.
01/25/2022	7.250%	5,777,000	6,300,772
06/15/2022	6.500%	2,421,000	2,572,884
03/25/2024	6.125%	2,529,000	2,598,944
10/25/2024	5.875%	3,496,000	3,551,342
Park Aerospace Holdings Ltd.(f)
08/15/2022	5.250%	1,273,000	1,325,873
02/15/2024	5.500%	2,520,000	2,608,011
Provident Funding Associates LP/Finance Corp.(f)
06/15/2025	6.375%	2,951,000	3,117,454
Quicken Loans, Inc.(f)
05/01/2025	5.750%	5,620,000	5,956,970
Springleaf Finance Corp.
05/15/2022	6.125%	1,792,000	1,891,255
Total			43,695,696
Food and Beverage 2.5%
B&G Foods, Inc.
04/01/2025	5.250%	5,659,000	5,762,164
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
FAGE International SA/USA Dairy Industry, Inc.(f)
08/15/2026	5.625%	5,215,000	5,362,146
Lamb Weston Holdings, Inc.(f)
11/01/2024	4.625%	2,632,000	2,750,385
11/01/2026	4.875%	5,768,000	6,062,918
Pinnacle Foods Finance LLC/Corp.
01/15/2024	5.875%	850,000	907,014
Post Holdings, Inc.(f)
03/01/2025	5.500%	1,927,000	2,005,789
08/15/2026	5.000%	9,994,000	10,048,607
03/01/2027	5.750%	11,005,000	11,451,693
Total			44,350,716
Gaming 6.0%
Boyd Gaming Corp.
05/15/2023	6.875%	4,851,000	5,209,237
04/01/2026	6.375%	2,856,000	3,130,887
CRC Escrow Issuer LLC/Finco, Inc.(f)
10/15/2025	5.250%	2,384,000	2,399,565
Eldorado Resorts, Inc.
04/01/2025	6.000%	5,065,000	5,355,113
GLP Capital LP/Financing II, Inc.
04/15/2026	5.375%	6,621,000	7,172,271
International Game Technology PLC(f)
02/15/2022	6.250%	3,401,000	3,738,842
02/15/2025	6.500%	11,405,000	12,840,433
Jack Ohio Finance LLC/1 Corp.(f)
11/15/2021	6.750%	2,524,000	2,666,510
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
05/01/2024	5.625%	2,915,000	3,148,789
09/01/2026	4.500%	2,800,000	2,810,777
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.(f)
01/15/2028	4.500%	4,691,000	4,677,940
MGM Resorts International
10/01/2020	6.750%	5,487,000	6,045,571
12/15/2021	6.625%	12,546,000	14,021,159
Penn National Gaming, Inc.(f)
01/15/2027	5.625%	3,776,000	3,919,718
Rivers Pittsburgh Borrower LP/Finance Corp.(f)
08/15/2021	6.125%	3,593,000	3,621,026
Scientific Games International, Inc.(f)
01/01/2022	7.000%	16,084,000	17,014,009
10/15/2025	5.000%	2,332,000	2,367,750
Seminole Tribe of Florida, Inc.(f)
10/01/2020	7.804%	1,730,000	1,747,300
Tunica-Biloxi Gaming Authority(e),(f)
11/15/2016	0.000%	5,481,000	1,918,350

Columbia Income Opportunities Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia Income Opportunities Fund, October 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wynn Las Vegas LLC/Capital Corp.(f)
05/15/2027	5.250%	2,860,000	2,912,195
Total			106,717,442
Health Care 6.2%
Acadia Healthcare Co., Inc.
03/01/2024	6.500%	5,648,000	5,982,842
Avantor, Inc.(f)
10/01/2024	6.000%	2,778,000	2,833,529
Change Healthcare Holdings LLC/Finance, Inc.(f)
03/01/2025	5.750%	6,773,000	6,923,652
CHS/Community Health Systems, Inc.
03/31/2023	6.250%	10,092,000	9,707,676
DaVita, Inc.
07/15/2024	5.125%	2,562,000	2,582,063
05/01/2025	5.000%	4,700,000	4,645,038
Envision Healthcare Corp.(f)
12/01/2024	6.250%	4,294,000	4,507,090
HCA, Inc.
04/15/2025	5.250%	17,563,000	18,693,021
06/15/2026	5.250%	11,696,000	12,439,526
02/15/2027	4.500%	3,887,000	3,919,631
Hologic, Inc.(f)
07/15/2022	5.250%	5,537,000	5,785,938
10/15/2025	4.375%	958,000	973,451
MEDNAX, Inc.(f)
12/01/2023	5.250%	4,274,000	4,461,436
MPH Acquisition Holdings LLC(f)
06/01/2024	7.125%	7,654,000	8,240,465
Quintiles IMS, Inc.(f)
05/15/2023	4.875%	4,621,000	4,826,348
Teleflex, Inc.
06/01/2026	4.875%	1,661,000	1,737,688
Tenet Healthcare Corp.(f)
07/15/2024	4.625%	9,720,000	9,569,496
05/01/2025	5.125%	2,634,000	2,558,863
Total			110,387,753
Healthcare Insurance 1.2%
Centene Corp.
01/15/2025	4.750%	11,055,000	11,407,710
Molina Healthcare, Inc.(f)
06/15/2025	4.875%	2,917,000	2,895,134
WellCare Health Plans, Inc.
04/01/2025	5.250%	6,433,000	6,789,440
Total			21,092,284
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Home Construction 1.2%
CalAtlantic Group, Inc.
11/15/2024	5.875%	2,630,000	2,922,275
06/01/2026	5.250%	2,350,000	2,506,082
06/15/2027	5.000%	1,999,000	2,099,934
Lennar Corp.
04/30/2024	4.500%	2,881,000	2,973,587
Meritage Homes Corp.
04/01/2022	7.000%	1,600,000	1,832,336
06/01/2025	6.000%	3,069,000	3,312,111
06/06/2027	5.125%	1,767,000	1,788,870
Taylor Morrison Communities, Inc./Holdings II
03/01/2024	5.625%	3,500,000	3,660,947
Total			21,096,142
Independent Energy 6.2%
Callon Petroleum Co.
10/01/2024	6.125%	4,052,000	4,212,642
Carrizo Oil & Gas, Inc.
04/15/2023	6.250%	6,207,000	6,307,696
Continental Resources, Inc.
06/01/2024	3.800%	3,993,000	3,889,597
CrownRock LP/Finance, Inc.(f)
10/15/2025	5.625%	5,736,000	5,820,566
Diamondback Energy, Inc.
05/31/2025	5.375%	7,583,000	7,866,081
Extraction Oil & Gas, Inc.(f)
05/15/2024	7.375%	3,026,000	3,213,207
Extraction Oil & Gas, Inc./Finance Corp.(f)
07/15/2021	7.875%	3,679,000	3,898,191
Halcon Resources Corp.(f)
02/15/2025	6.750%	373,000	381,630
Laredo Petroleum, Inc.
03/15/2023	6.250%	9,757,000	10,124,390
Parsley Energy LLC/Finance Corp.(f)
01/15/2025	5.375%	4,630,000	4,695,241
08/15/2025	5.250%	8,474,000	8,580,434
10/15/2027	5.625%	3,729,000	3,847,232
PDC Energy, Inc.
09/15/2024	6.125%	6,174,000	6,443,575
RSP Permian, Inc.(f)
01/15/2025	5.250%	11,110,000	11,311,280
SM Energy Co.
09/15/2026	6.750%	10,355,000	10,634,647

4	Columbia Income Opportunities Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Income Opportunities Fund, October 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
WPX Energy, Inc.
01/15/2022	6.000%	14,758,000	15,358,547
09/15/2024	5.250%	2,433,000	2,435,389
Total			109,020,345
Leisure 0.5%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millenium Operations LLC(f)
04/15/2027	5.375%	5,602,000	5,916,239
Live Nation Entertainment, Inc.(f)
11/01/2024	4.875%	2,720,000	2,809,852
Total			8,726,091
Lodging 1.1%
Hilton Domestic Operating Co., Inc.
09/01/2024	4.250%	5,201,000	5,314,304
Hilton Grand Vacations Borrower LLC/Inc.(f)
12/01/2024	6.125%	2,736,000	2,997,217
Playa Resorts Holding BV(f)
08/15/2020	8.000%	10,006,000	10,415,495
Total			18,727,016
Media and Entertainment 3.0%
AMC Networks, Inc.
04/01/2024	5.000%	2,715,000	2,764,733
Match Group, Inc.
06/01/2024	6.375%	6,683,000	7,262,576
Netflix, Inc.
02/15/2025	5.875%	1,038,000	1,120,103
Netflix, Inc.(f)
11/15/2026	4.375%	16,374,000	16,064,613
04/15/2028	4.875%	5,235,000	5,209,171
Nielsen Luxembourg SARL(f)
02/01/2025	5.000%	7,921,000	8,213,396
Outfront Media Capital LLC/Corp.
03/15/2025	5.875%	6,594,000	6,997,276
Univision Communications, Inc.(f)
02/15/2025	5.125%	5,494,000	5,449,015
Ziff Davis Media, Inc.(a),(d),(e)
12/15/2011	0.000%	753,352	0
Total			53,080,883
Metals and Mining 3.9%
Alcoa Nederland Holding BV(f)
09/30/2024	6.750%	1,484,000	1,644,324
09/30/2026	7.000%	2,229,000	2,542,355
Big River Steel LLC/Finance Corp.(f)
09/01/2025	7.250%	3,937,000	4,230,834
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Freeport-McMoRan, Inc.
03/15/2023	3.875%	4,517,000	4,453,428
11/14/2024	4.550%	10,627,000	10,603,737
03/15/2043	5.450%	2,850,000	2,688,431
Grinding Media, Inc./Moly-Cop AltaSteel Ltd.(f)
12/15/2023	7.375%	3,184,000	3,461,635
HudBay Minerals, Inc.(f)
01/15/2023	7.250%	1,772,000	1,901,133
01/15/2025	7.625%	3,528,000	3,889,454
Novelis Corp.(f)
08/15/2024	6.250%	2,909,000	3,076,314
09/30/2026	5.875%	8,886,000	9,168,984
Steel Dynamics, Inc.(f)
09/15/2025	4.125%	1,447,000	1,455,657
Teck Resources Ltd.
07/15/2041	6.250%	17,093,000	19,498,891
Total			68,615,177
Midstream 7.1%
Andeavor Logistics LP/Tesoro Finance Corp.
10/15/2022	6.250%	1,855,000	1,974,377
05/01/2024	6.375%	4,108,000	4,491,219
01/15/2025	5.250%	11,341,000	12,205,128
Cheniere Corpus Christi Holdings LLC(f)
06/30/2027	5.125%	4,866,000	5,031,176
Delek Logistics Partners LP(f)
05/15/2025	6.750%	3,649,000	3,708,541
Energy Transfer Equity LP
03/15/2023	4.250%	3,115,000	3,168,759
06/01/2027	5.500%	17,301,000	18,309,544
Holly Energy Partners LP/Finance Corp.(f)
08/01/2024	6.000%	4,320,000	4,525,602
NGPL PipeCo LLC(f)
08/15/2022	4.375%	1,653,000	1,696,752
08/15/2027	4.875%	5,886,000	6,113,170
12/15/2037	7.768%	4,513,000	5,647,329
NuStar Logistics LP
04/28/2027	5.625%	3,998,000	4,205,284
Rockies Express Pipeline LLC(f)
04/15/2040	6.875%	579,000	645,001
Tallgrass Energy Partners LP/Finance Corp.(f)
09/15/2024	5.500%	3,247,000	3,360,716
01/15/2028	5.500%	1,799,000	1,842,759
Targa Resources Partners LP/Finance Corp.
03/15/2024	6.750%	4,249,000	4,584,165
02/01/2027	5.375%	17,916,000	18,591,523
Targa Resources Partners LP/Finance Corp.(f)
01/15/2028	5.000%	1,868,000	1,877,719

Columbia Income Opportunities Fund | Quarterly Report 2017	5

Portfolio of Investments   (continued)
Columbia Income Opportunities Fund, October 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Williams Companies, Inc. (The)
06/24/2024	4.550%	23,239,000	24,240,926
Total			126,219,690
Oil Field Services 0.1%
SESI LLC(f)
09/15/2024	7.750%	958,000	989,260
Other Financial Institutions 0.1%
FTI Consulting, Inc.
11/15/2022	6.000%	2,378,000	2,453,694
Other Industry 0.2%
KAR Auction Services, Inc.
06/01/2025	5.125%	3,115,000	3,224,495
Other REIT 0.3%
CyrusOne LP/Finance Corp.(f)
03/15/2024	5.000%	2,426,000	2,540,444
CyrusOne LP/Finance Corp.
03/15/2027	5.375%	2,426,000	2,596,009
Total			5,136,453
Packaging 3.4%
Ardagh Packaging Finance PLC/Holdings USA, Inc.(f)
05/15/2024	7.250%	11,745,000	12,926,112
02/15/2025	6.000%	9,796,000	10,389,354
Berry Global, Inc.
10/15/2022	6.000%	3,350,000	3,546,561
07/15/2023	5.125%	8,530,000	8,953,259
Multi-Color Corp.(f)
11/01/2025	4.875%	4,363,000	4,400,993
Owens-Brockway Glass Container, Inc.(f)
08/15/2023	5.875%	4,679,000	5,158,598
08/15/2025	6.375%	3,482,000	3,934,660
Reynolds Group Issuer, Inc./LLC(f)
07/15/2023	5.125%	10,633,000	11,047,506
Total			60,357,043
Pharmaceuticals 1.9%
Catalent Pharma Solutions, Inc.(f)
01/15/2026	4.875%	712,000	722,653
Jaguar Holding Co. II/Pharmaceutical Product Development LLC(f)
08/01/2023	6.375%	8,739,000	9,158,620
Valeant Pharmaceuticals International, Inc.(f)
05/15/2023	5.875%	6,583,000	5,567,566
03/15/2024	7.000%	14,444,000	15,632,380
11/01/2025	5.500%	3,367,000	3,442,670
Total			34,523,889
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Property & Casualty 0.0%
Lumbermens Mutual Casualty Co.(e),(f)
12/01/2097	0.000%	4,600,000	258
Subordinated
12/01/2037	0.000%	180,000	90
Lumbermens Mutual Casualty Co.(e)
Subordinated
07/01/2026	0.000%	9,865,000	2,387
Radian Group, Inc.
10/01/2024	4.500%	249,000	255,336
Total			258,071
Restaurants 1.3%
1011778 BC ULC/New Red Finance, Inc.(f)
05/15/2024	4.250%	5,209,000	5,259,121
10/15/2025	5.000%	5,087,000	5,180,840
10/15/2025	5.000%	4,925,000	5,016,265
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(f)
06/01/2026	5.250%	4,423,000	4,693,073
06/01/2027	4.750%	2,684,000	2,739,870
Total			22,889,169
Retailers 1.3%
Asbury Automotive Group, Inc.
12/15/2024	6.000%	4,940,000	5,204,211
Group 1 Automotive, Inc.
06/01/2022	5.000%	2,233,000	2,302,205
Group 1 Automotive, Inc.(f)
12/15/2023	5.250%	2,542,000	2,637,325
L Brands, Inc.
11/01/2035	6.875%	5,496,000	5,456,748
Lithia Motors, Inc.(f)
08/01/2025	5.250%	850,000	891,256
Penske Automotive Group, Inc.
08/15/2020	3.750%	746,000	760,996
12/01/2024	5.375%	2,002,000	2,063,175
05/15/2026	5.500%	3,619,000	3,726,868
Total			23,042,784
Technology 5.7%
Camelot Finance SA(f)
10/15/2024	7.875%	3,633,000	3,896,916
CDK Global, Inc.(f)
06/01/2027	4.875%	2,057,000	2,143,238
Equinix, Inc.
01/15/2026	5.875%	19,753,000	21,403,067
First Data Corp.(f)
01/15/2024	5.750%	8,605,000	8,992,165

6	Columbia Income Opportunities Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Income Opportunities Fund, October 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Gartner, Inc.(f)
04/01/2025	5.125%	8,223,000	8,677,099
MSCI, Inc.(f)
08/15/2025	5.750%	2,990,000	3,230,614
08/01/2026	4.750%	3,710,000	3,884,860
NXP BV/Funding LLC(f)
09/01/2022	3.875%	6,540,000	6,804,876
PTC, Inc.
05/15/2024	6.000%	5,969,000	6,478,878
Qualitytech LP/Finance Corp.
08/01/2022	5.875%	10,007,000	10,466,081
Qualitytech LP/QTS Finance Corp.(f),(g)
11/15/2025	4.750%	4,935,000	4,998,839
Symantec Corp.(f)
04/15/2025	5.000%	6,723,000	7,025,192
VeriSign, Inc.
05/01/2023	4.625%	2,202,000	2,270,610
04/01/2025	5.250%	7,160,000	7,781,058
07/15/2027	4.750%	3,161,000	3,258,536
Total			101,312,029
Transportation Services 0.6%
Avis Budget Car Rental LLC/Finance, Inc.(f)
03/15/2025	5.250%	5,193,000	5,107,918
Hertz Corp. (The)(f)
06/01/2022	7.625%	4,553,000	4,736,126
Total			9,844,044
Wireless 5.6%
SBA Communications Corp.
09/01/2024	4.875%	19,080,000	19,643,432
SFR Group SA(f)
05/15/2022	6.000%	8,978,000	9,360,535
05/01/2026	7.375%	9,152,000	9,846,811
Sprint Capital Corp.
11/15/2028	6.875%	4,550,000	4,849,244
Sprint Communications, Inc.(f)
03/01/2020	7.000%	8,698,000	9,426,692
Sprint Corp.
06/15/2024	7.125%	5,105,000	5,524,917
02/15/2025	7.625%	14,323,000	15,684,888
T-Mobile USA, Inc.
01/15/2026	6.500%	18,062,000	19,988,132
Wind Tre SpA(f),(g)
01/20/2026	5.000%	5,035,000	5,066,036
Total			99,390,687
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wirelines 3.4%
CenturyLink, Inc.
04/01/2024	7.500%	14,490,000	15,391,524
Frontier Communications Corp.
09/15/2022	10.500%	675,000	589,949
01/15/2023	7.125%	5,000,000	3,839,760
01/15/2025	6.875%	2,282,000	1,698,814
09/15/2025	11.000%	7,408,000	6,280,836
Level 3 Financing, Inc.
02/01/2023	5.625%	2,494,000	2,575,953
01/15/2024	5.375%	3,137,000	3,251,265
03/15/2026	5.250%	2,707,000	2,793,621
Level 3 Parent LLC
12/01/2022	5.750%	1,786,000	1,840,123
Telecom Italia Capital SA
09/30/2034	6.000%	6,033,000	6,760,996
Telecom Italia SpA(f)
05/30/2024	5.303%	1,862,000	2,005,097
Zayo Group LLC/Capital, Inc.(f)
01/15/2027	5.750%	13,118,000	13,832,669
Total			60,860,607
Total Corporate Bonds & Notes (Cost $1,563,622,224)			1,630,109,630

Foreign Government Obligations(h) 0.8%

Canada 0.6%
NOVA Chemicals Corp.(f)
06/01/2024	4.875%	1,857,000	1,888,407
05/01/2025	5.000%	6,898,000	7,013,217
06/01/2027	5.250%	1,919,000	1,954,360
Total			10,855,984
United Arab Emirates 0.2%
DAE Funding LLC(f)
08/01/2024	5.000%	3,640,000	3,717,230
Total Foreign Government Obligations (Cost $14,567,709)			14,573,214

Senior Loans 1.8%
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Consumer Products 0.5%
Serta Simmons Bedding LLC(i),(j)
2nd Lien Term Loan
3-month USD LIBOR + 8.000% 11/08/2024	9.312%	9,881,388	9,337,911

Columbia Income Opportunities Fund | Quarterly Report 2017	7

Portfolio of Investments   (continued)
Columbia Income Opportunities Fund, October 31, 2017 (Unaudited)
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Independent Energy 0.3%
Chesapeake Energy Corp.(i),(j)
Tranche A Term Loan
3-month USD LIBOR + 7.500% 08/23/2021	8.814%	4,626,447	4,958,024
Technology 1.0%
Ascend Learning LLC(i),(j)
Term Loan
3-month USD LIBOR + 3.250% 07/12/2024	4.492%	1,428,000	1,439,310
DigiCert Holdings, Inc.(i),(j),(k)
1st Lien Term Loan
3-month USD LIBOR + 4.750% 09/20/2024	0.000%	3,702,000	3,742,093
Genesys Telecommunications Laboratories, Inc.(i),(j)
Tranche B2 Term Loan
3-month USD LIBOR + 3.750% 12/01/2023	5.083%	2,357,170	2,371,902
Hyland Software, Inc.(i),(j)
Tranche 3 1st Lien Term Loan
3-month USD LIBOR + 3.250% 07/01/2022	4.492%	910,990	919,344
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Information Resources, Inc.(i),(j)
1st Lien Term Loan
3-month USD LIBOR + 4.250% 01/18/2024	5.617%	8,850,525	8,942,747
Total			17,415,396
Total Senior Loans (Cost $31,644,216)			31,711,331

Money Market Funds 4.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.177%(l),(m)	81,361,726	81,361,726
Total Money Market Funds (Cost $81,361,726)		81,361,726
Total Investments (Cost: $1,694,329,545)		1,757,786,341
Other Assets & Liabilities, Net		14,451,680
Net Assets		1,772,238,021

At October 31, 2017, securities and/or cash totaling $795,900 were pledged as collateral.
Investments in derivatives
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	(758)	12/2017	USD	(95,337,351)	1,265,652	—
Notes to Portfolio of Investments
(a)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At October 31, 2017, the value of these securities amounted to $39,459, which represents less than 0.01% of net assets.
(b)	Non-income producing investment.
(c)	Negligible market value.
(d)	Valuation based on significant unobservable inputs.
(e)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At October 31, 2017, the value of these securities amounted to $1,921,085, which represents 0.11% of net assets.
(f)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At October 31, 2017, the value of these securities amounted to $848,387,590, which represents 47.87% of net assets.
(g)	Represents a security purchased on a when-issued basis.
(h)	Principal and interest may not be guaranteed by the government.
8	Columbia Income Opportunities Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Income Opportunities Fund, October 31, 2017 (Unaudited)
Notes to Portfolio of Investments  (continued)
(i)	Senior loans have interest rates that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of October 31, 2017. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted.
(j)	Variable rate security.
(k)	Represents a security purchased on a forward commitment basis.
(l)	The rate shown is the seven-day current annualized yield at October 31, 2017.
(m)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended October 31, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Net change in unrealized appreciation (depreciation) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 1.177%	89,135,533	112,204,265	(119,978,072)	81,361,726	1,856	(1,856)	314,919	81,361,726
Abbreviation Legend
PIK	Payment In Kind
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
Columbia Income Opportunities Fund | Quarterly Report 2017	9

Portfolio of Investments   (continued)
Columbia Income Opportunities Fund, October 31, 2017 (Unaudited)
Fair value measurements  (continued)
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	4,762	—	62	—	4,824
Industrials	25,616	—	—	—	25,616
Utilities	—	—	0*	—	0*
Total Common Stocks	30,378	—	62	—	30,440
Convertible Bonds	—	—	0*	—	0*
Corporate Bonds & Notes	—	1,630,070,233	39,397	—	1,630,109,630
Foreign Government Obligations	—	14,573,214	—	—	14,573,214
Senior Loans	—	31,711,331	—	—	31,711,331
Money Market Funds	—	—	—	81,361,726	81,361,726
Total Investments	30,378	1,676,354,778	39,459	81,361,726	1,757,786,341
Derivatives
Asset
Futures Contracts	1,265,652	—	—	—	1,265,652
Total	1,296,030	1,676,354,778	39,459	81,361,726	1,759,051,993

*	Rounds to zero.
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.
Certain corporate bonds, convertible bonds and common stock classified as Level 3 are valued using an income approach. To determine fair value for these securities, management considered estimates of future distributions from the liquidation of company assets or potential actions related to the respective company’s bankruptcy filing. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in the bankruptcy filings would result in a directionally similar change to estimates of future distributions
Certain corporate bonds and common stock classified as Level 3 are valued using a market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, trades of similar securities, single market quotations from broker dealers, estimated earnings of the respective company, market multiples derived from a set of comparable companies, and the position of the security within the respective company’s capital structure. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in estimated earnings of the respective company may result in a change to the comparable companies and market multiples utilized.
10	Columbia Income Opportunities Fund | Quarterly Report 2017

Portfolio of Investments
Columbia Short-Term Cash Fund, October 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Asset-Backed Commercial Paper 2.9%
Issuer	Effective Yield	Principal Amount ($)	Value ($)
MetLife Short Term Funding LLC(a)
11/06/2017	0.780%	50,000,000	49,993,550
11/13/2017	1.010%	42,000,000	41,984,922
11/21/2017	1.090%	20,000,000	19,987,520
11/27/2017	1.120%	25,000,000	24,979,375
12/07/2017	1.220%	20,000,000	19,975,220
12/12/2017	1.230%	34,200,000	34,151,573
12/18/2017	1.210%	50,000,000	49,920,550
12/19/2017	1.210%	60,000,000	59,902,560
12/28/2017	1.220%	60,000,000	59,883,900
01/03/2018	1.280%	30,000,000	29,932,620
01/08/2018	1.290%	22,000,000	21,946,606
Total Asset-Backed Commercial Paper (Cost $412,654,760)			412,658,396

Asset-Backed Securities — Non-Agency 2.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ally Auto Receivables Trust
Series 2017-2 Class A1
04/16/2018	1.050%	1,163,324	1,163,252
ARI Fleet Lease Trust(a)
Series 2017-A Class A1
06/15/2018	1.250%	27,558,419	27,539,423
Canadian Pacer Auto Receivables Trust(a)
Series 2017-1A Class A1
10/19/2018	1.400%	66,000,000	66,001,386
CCG Receivables Trust(a)
Series 2017-1 Class A1
06/14/2018	1.350%	10,921,559	10,919,438
CNH Equipment Trust
Series 2017-A Class A1
04/13/2018	1.000%	14,648,672	14,643,567
Dell Equipment Finance Trust(a)
Series 2017-1 Class A1
05/22/2018	1.350%	24,685,434	24,676,949
Series 2017-2 Class A1
10/22/2018	1.450%	50,000,000	49,995,975
Enterprise Fleet Financing LLC(a)
Series 2017-1 Class A1
02/20/2018	1.050%	9,058,204	9,055,185
Series 2017-2 Class A1
07/20/2018	1.500%	31,111,419	31,106,581
Series 2017-3 Class A1
10/22/2018	1.500%	57,000,000	57,000,000
MMAF Equipment Finance LLC(a)
Series 2017-AA Class A1
05/16/2018	1.170%	7,026,775	7,025,769
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Nissan Auto Receivables Owner Trust
Series 2017-A Class A1
04/16/2018	1.000%	5,985,456	5,984,610
Volvo Financial Equipment LLC(a)
Series 2017-1A Class A1
03/15/2018	0.900%	12,862,200	12,857,513
Total Asset-Backed Securities — Non-Agency (Cost $318,021,462)			317,969,648

Certificates of Deposit 17.6%
Issuer	Effective Yield	Principal Amount ($)	Value ($)
Australia & New Zealand Banking Group Ltd.
11/01/2017	1.170%	388,500,000	388,500,000
Bank of Montreal
11/07/2017	1.160%	35,000,000	35,000,910
12/05/2017	1.280%	95,000,000	95,002,660
12/08/2017	1.290%	25,000,000	25,000,475
01/04/2018	1.370%	30,000,000	29,996,490
01/11/2018	1.380%	100,000,000	99,992,600
01/17/2018	1.380%	50,000,000	49,995,950
01/19/2018	1.380%	80,000,000	79,991,600
BB&T Corp.
11/09/2017	1.180%	100,000,000	100,000,000
12/21/2017	1.330%	100,000,000	99,980,100
12/27/2017	1.330%	100,000,000	99,984,000
01/18/2018	1.370%	100,000,000	99,971,700
BNP Paribas SA
11/01/2017	0.950%	417,400,000	417,401,390
Canadian Imperial Bank of Commerce
11/01/2017	1.070%	30,000,000	30,000,000
Royal Bank of Canada(b)
1-month USD LIBOR + 0.110% 02/12/2018	1.350%	91,900,000	91,902,389
1-month USD LIBOR + 0.110% 03/22/2018	1.350%	50,000,000	49,999,850
1-month USD LIBOR + 0.110% 03/28/2018	1.350%	50,000,000	50,000,000
1-month USD LIBOR + 0.110% 03/29/2018	1.350%	100,000,000	99,995,800
1-month USD LIBOR + 0.110% 04/03/2018	1.340%	50,000,000	49,997,900
Toronto-Dominion Bank (The)
11/14/2017	1.200%	50,000,000	50,000,750
12/14/2017	1.310%	50,000,000	49,998,650
12/14/2017	1.310%	50,000,000	49,998,650
12/19/2017	1.320%	50,000,000	49,999,100
12/20/2017	1.320%	25,000,000	24,997,525
12/21/2017	1.330%	48,900,000	48,894,377
01/17/2018	1.380%	43,000,000	42,995,614
01/29/2018	1.390%	50,000,000	49,995,350

Columbia Short-Term Cash Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia Short-Term Cash Fund, October 31, 2017 (Unaudited)
Certificates of Deposit (continued)
Issuer	Effective Yield	Principal Amount ($)	Value ($)
Wells Fargo Bank NA(b)
1-month USD LIBOR + 0.110% 04/03/2018	1.340%	93,000,000	92,997,303
Total Certificates of Deposit (Cost $2,452,700,000)			2,452,591,133

Commercial Paper 39.7%

Banking 4.0%
Bank of New York Mellon Corp. (The)
11/17/2017	1.070%	50,000,000	49,975,150
11/20/2017	1.090%	100,000,000	99,940,300
01/18/2018	1.210%	100,000,000	99,738,300
01/19/2018	1.210%	50,000,000	49,867,450
01/22/2018	1.210%	50,000,000	49,862,350
02/01/2018	1.250%	50,000,000	49,841,125
Royal Bank of Canada
11/01/2017	1.200%	14,000,000	13,999,538
Scotiabanc, Inc.(a)
01/16/2018	1.330%	99,000,000	98,723,889
Toronto-Dominion Bank (The)(a)
11/21/2017	1.130%	45,000,000	44,970,705
Total			556,918,807
Consumer Products 3.0%
Procter & Gamble Co. (The)(a)
11/22/2017	1.110%	50,000,000	49,966,550
11/28/2017	1.130%	100,000,000	99,913,100
12/06/2017	1.170%	50,000,000	49,942,200
01/17/2018	1.260%	15,000,000	14,959,650
01/19/2018	1.260%	75,000,000	74,793,000
01/23/2018	1.260%	43,252,000	43,126,483
01/26/2018	1.250%	35,000,000	34,896,365
01/31/2018	1.270%	50,000,000	49,840,750
Total			417,438,098
Diversified Manufacturing 1.1%
3M Co.(a)
11/22/2017	1.200%	50,000,000	49,963,791
General Electric Co.
12/29/2017	1.220%	100,000,000	99,803,100
Total			149,766,891
Finance Companies 2.2%
GE Capital Treasury LLC
11/07/2017	0.840%	50,000,000	49,991,950
11/13/2017	1.010%	50,000,000	49,982,050
11/15/2017	1.030%	50,000,000	49,978,800
12/12/2017	1.200%	74,000,000	73,897,732
12/21/2017	1.210%	50,000,000	49,915,350
01/19/2018	1.280%	40,000,000	39,887,840
Total			313,653,722
Commercial Paper (continued)
Issuer	Effective Yield	Principal Amount ($)	Value ($)
Integrated Energy 5.9%
Chevron Corp.(a)
01/09/2018	1.220%	50,000,000	49,883,500
01/12/2018	1.220%	50,000,000	49,878,350
01/24/2018	1.210%	75,000,000	74,788,425
01/26/2018	1.240%	100,000,000	99,706,300
01/29/2018	1.230%	85,000,000	84,743,640
01/30/2018	1.230%	50,000,000	49,847,500
Exxon Mobil Corp.
11/01/2017	1.130%	190,000,000	189,994,110
11/21/2017	1.040%	20,000,000	19,988,040
11/29/2017	1.070%	100,000,000	99,915,000
11/30/2017	1.070%	100,000,000	99,911,900
Total			818,656,765
Life Insurance 2.8%
New York Life Capital Corp.(a)
11/14/2017	1.090%	22,500,000	22,490,595
11/16/2017	1.120%	20,000,000	19,990,160
11/17/2017	1.090%	20,000,000	19,989,880
11/27/2017	1.180%	26,512,000	26,488,908
11/28/2017	1.140%	20,069,000	20,051,399
01/02/2018	1.230%	23,052,000	23,003,015
01/04/2018	1.340%	43,669,000	43,564,806
01/05/2018	1.240%	49,300,000	49,190,110
01/10/2018	1.250%	53,655,000	53,524,994
01/11/2018	1.250%	22,588,000	22,532,479
01/29/2018	1.260%	30,095,000	30,002,006
02/01/2018	1.260%	29,477,000	29,382,821
Pricoa Short Term Funding LLC(a)
11/15/2017	1.040%	25,000,000	24,989,325
Total			385,200,498
Pharmaceuticals 8.4%
Johnson & Johnson(a)
11/01/2017	1.130%	45,000,000	44,998,605
11/10/2017	0.920%	50,000,000	49,987,400
Merck & Co., Inc.(a)
11/14/2017	1.010%	50,000,000	49,980,600
11/20/2017	1.040%	75,000,000	74,957,100
11/21/2017	1.050%	50,000,000	49,969,850
Novartis Finance Corp.(a)
11/01/2017	1.200%	48,000,000	47,998,416
11/03/2017	0.400%	30,000,000	29,999,010
11/07/2017	0.870%	40,000,000	39,993,360
11/09/2017	0.940%	130,000,000	129,969,840
11/16/2017	1.040%	15,000,000	14,993,160
11/28/2017	1.120%	40,000,000	39,965,800
11/30/2017	1.120%	40,000,000	39,963,200
12/04/2017	1.140%	75,000,000	74,920,425

2	Columbia Short-Term Cash Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Short-Term Cash Fund, October 31, 2017 (Unaudited)
Commercial Paper (continued)
Issuer	Effective Yield	Principal Amount ($)	Value ($)
Roche Holdings, Inc.(a)
11/03/2017	0.380%	50,000,000	49,998,450
11/10/2017	0.900%	20,000,000	19,995,060
Sanofi Aventis(a)
12/15/2017	1.200%	50,000,000	49,926,300
12/18/2017	1.200%	50,000,000	49,921,200
12/20/2017	1.200%	100,000,000	99,835,500
12/22/2017	1.210%	150,000,000	149,742,900
12/28/2017	1.210%	60,000,000	59,884,860
Total			1,167,001,036
Property & Casualty 0.3%
Travelers Co., Inc.(a)
11/01/2017	1.130%	49,000,000	48,998,481
Retailers 0.9%
Wal-Mart Stores, Inc.(a)
11/06/2017	0.780%	50,000,000	49,993,600
11/13/2017	0.980%	50,000,000	49,982,550
11/20/2017	1.050%	25,000,000	24,985,575
Total			124,961,725
Technology 11.1%
Apple, Inc.(a)
01/03/2018	1.240%	20,000,000	19,956,460
01/22/2018	1.250%	140,810,000	140,409,536
01/23/2018	1.250%	90,000,000	89,740,890
01/24/2018	1.350%	75,000,000	74,764,200
01/29/2018	1.260%	30,000,000	29,907,300
01/30/2018	1.360%	70,000,000	69,764,030
Cisco Systems, Inc.(a)
11/29/2017	1.170%	130,000,000	129,879,750
12/06/2017	1.180%	35,000,000	34,959,225
12/13/2017	1.190%	95,000,000	94,866,525
01/03/2018	1.290%	35,600,000	35,519,437
01/10/2018	1.250%	25,000,000	24,939,425
01/16/2018	1.260%	64,550,000	64,378,684
International Business Machines Co.(a)
12/20/2017	1.200%	43,050,000	42,979,183
12/21/2017	1.210%	50,000,000	49,915,350
12/22/2017	1.210%	50,000,000	49,914,300
12/26/2017	1.200%	138,750,000	138,495,255
12/27/2017	1.210%	50,000,000	49,905,750
Microsoft Corp.(a)
12/05/2017	1.150%	77,500,000	77,414,518
12/14/2017	1.170%	50,000,000	49,929,800
01/09/2018	1.240%	50,000,000	49,881,600
01/10/2018	1.240%	20,000,000	19,951,940
01/16/2018	1.240%	55,300,000	55,155,557
01/17/2018	1.210%	50,000,000	49,870,850
01/18/2018	1.240%	50,000,000	49,865,900
Commercial Paper (continued)
Issuer	Effective Yield	Principal Amount ($)	Value ($)
01/23/2018	1.230%	64,050,000	63,868,546
Total			1,556,234,011
Total Commercial Paper (Cost $5,538,927,387)			5,538,830,034

Repurchase Agreements 3.6%

Tri-party Federal Reserve
dated 10/31/2017, matures 11/01/2017,
repurchase price $300,008,333 (collateralized by U.S. Treasury Securities, Total Market Value $300,008,423)
	1.000%	300,000,000	300,000,000
Tri-party RBC Capital Markets LLC
dated 10/31/2017, matures 11/01/2017,
repurchase price $150,004,292 (collateralized by U.S. Treasury Securities, Total Market Value $153,000,035)
	1.180%	150,000,000	149,999,374
Tri-party TD Securities (USA) LLC
dated 10/31/2017, matures 11/01/2017,
repurchase price $50,001,444 (collateralized by U.S. Treasury Securities, Total Market Value $51,000,012)
	1.180%	50,000,000	49,999,806
Total Repurchase Agreements (Cost $500,000,000)			499,999,180

U.S. Government & Agency Obligations 29.0%

Federal Home Loan Banks(b)
1-month USD LIBOR + -0.155% 01/25/2018	1.080%	100,000,000	99,984,400
Federal Home Loan Banks Discount Notes
11/01/2017	1.060%	50,000,000	49,998,550
11/02/2017	1.040%	250,000,000	249,985,750
11/03/2017	1.030%	172,020,000	172,005,378
11/06/2017	1.040%	125,000,000	124,978,625
11/07/2017	1.040%	100,000,000	99,980,100
11/08/2017	1.040%	270,000,000	269,938,710
11/10/2017	1.040%	100,000,000	99,971,600
11/13/2017	1.050%	104,000,000	103,961,208
11/14/2017	1.040%	175,000,000	174,930,350
11/15/2017	1.040%	100,000,000	99,957,400
11/16/2017	0.950%	200,000,000	199,916,600
11/17/2017	1.050%	209,000,000	208,897,799
11/20/2017	1.050%	100,000,000	99,942,600
11/21/2017	1.050%	95,800,000	95,742,233
11/22/2017	1.050%	100,000,000	99,936,900
11/24/2017	0.880%	94,800,000	94,745,016
11/27/2017	1.050%	175,000,000	174,863,675
12/01/2017	1.060%	300,000,000	299,730,300
12/04/2017	1.050%	100,000,000	99,902,200
12/05/2017	1.050%	100,000,000	99,899,300
12/06/2017	1.050%	89,500,000	89,407,367
12/07/2017	1.050%	198,500,000	198,288,002
12/13/2017	1.050%	100,000,000	99,874,800
12/15/2017	1.070%	30,000,000	29,960,520

Columbia Short-Term Cash Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia Short-Term Cash Fund, October 31, 2017 (Unaudited)
U.S. Government & Agency Obligations (continued)
Issuer	Effective Yield	Principal Amount ($)	Value ($)
12/18/2017	1.080%	100,000,000	99,858,700
12/19/2017	1.070%	143,000,000	142,794,652
12/20/2017	1.080%	58,500,000	58,413,888
12/22/2017	1.080%	75,000,000	74,884,350
12/26/2017	1.080%	85,000,000	84,857,965
Federal National Mortgage Association Discount Notes
01/02/2018	1.090%	100,000,000	99,812,200
01/08/2018	1.110%	50,000,000	49,895,450
Total U.S. Government & Agency Obligations (Cost $4,047,464,404)			4,047,316,588

U.S. Treasury Obligations 2.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury(b)
3-month U.S. Treasury index + 0.272% 01/31/2018	1.380%	100,000,000	100,079,118
3-month U.S. Treasury index + 0.190% 04/30/2018	1.298%	200,000,000	200,229,632
01/31/2019	1.273%	50,000,000	50,094,174
Total U.S. Treasury Obligations (Cost $350,085,747)			350,402,924
Total Investments (Cost: $13,619,853,760)	13,619,767,903
Other Assets & Liabilities, Net	328,800,783
Net Assets	13,948,568,686

Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At October 31, 2017, the value of these securities amounted to $5,011,176,564, which represents 35.93% of net assets.
(b)	Variable rate security.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
4	Columbia Short-Term Cash Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Short-Term Cash Fund, October 31, 2017 (Unaudited)
Fair value measurements  (continued)
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments
Asset-Backed Commercial Paper	—	412,658,396	—	412,658,396
Asset-Backed Securities — Non-Agency	—	317,969,648	—	317,969,648
Certificates of Deposit	—	2,452,591,133	—	2,452,591,133
Commercial Paper	—	5,538,830,034	—	5,538,830,034
Repurchase Agreements	—	499,999,180	—	499,999,180
U.S. Government & Agency Obligations	—	4,047,316,588	—	4,047,316,588
U.S. Treasury Obligations	300,308,750	50,094,174	—	350,402,924
Total Investments	300,308,750	13,319,459,153	—	13,619,767,903
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
There were no transfers of financial assets between levels during the period.
Columbia Short-Term Cash Fund | Quarterly Report 2017	5

Portfolio of Investments
Columbia Disciplined Growth Fund, October 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 98.2%
Issuer	Shares	Value ($)
Consumer Discretionary 16.5%
Auto Components 0.2%
Delphi Automotive PLC	9,000	894,420
Diversified Consumer Services 1.5%
H&R Block, Inc.	322,500	7,978,650
Hotels, Restaurants & Leisure 1.4%
Las Vegas Sands Corp.	119,700	7,586,586
Internet & Direct Marketing Retail 3.4%
Amazon.com, Inc.(a)	8,500	9,394,880
Expedia, Inc.	7,200	897,552
Liberty Interactive Corp., Class A(a)	340,800	7,742,976
Total		18,035,408
Leisure Products 0.7%
Hasbro, Inc.	36,600	3,388,794
Media 3.5%
Charter Communications, Inc., Class A(a)	27,300	9,122,841
Comcast Corp., Class A	254,800	9,180,444
Total		18,303,285
Specialty Retail 5.7%
Burlington Stores, Inc.(a)	22,400	2,103,136
Home Depot, Inc. (The)	89,300	14,804,154
Ross Stores, Inc.	76,800	4,876,032
TJX Companies, Inc. (The)	121,800	8,501,640
Total		30,284,962
Textiles, Apparel & Luxury Goods 0.1%
VF Corp.	7,900	550,235
Total Consumer Discretionary		87,022,340
Consumer Staples 6.5%
Beverages 0.1%
PepsiCo, Inc.	5,900	650,357
Food & Staples Retailing 1.7%
SYSCO Corp.	161,300	8,971,506
Food Products 1.5%
Pilgrim’s Pride Corp.(a)	240,500	7,643,090
Household Products 0.1%
Procter & Gamble Co. (The)	8,400	725,256
Personal Products 0.5%
Common Stocks (continued)
Issuer	Shares	Value ($)
Nu Skin Enterprises, Inc., Class A	45,000	2,862,450
Tobacco 2.6%
Altria Group, Inc.	210,624	13,526,273
Total Consumer Staples		34,378,932
Energy 0.4%
Energy Equipment & Services 0.2%
Halliburton Co.	22,500	961,650
Oil, Gas & Consumable Fuels 0.2%
Apache Corp.	17,200	711,564
EOG Resources, Inc.	5,900	589,233
Total		1,300,797
Total Energy		2,262,447
Financials 3.5%
Capital Markets 2.7%
Lazard Ltd., Class A	66,100	3,142,394
S&P Global, Inc.	71,300	11,156,311
Total		14,298,705
Insurance 0.8%
Allstate Corp. (The)	47,100	4,420,806
Total Financials		18,719,511
Health Care 12.9%
Biotechnology 4.2%
Alexion Pharmaceuticals, Inc.(a)	24,500	2,931,670
Biogen, Inc.(a)	12,700	3,958,082
BioMarin Pharmaceutical, Inc.(a)	18,100	1,485,829
Celgene Corp.(a)	45,000	4,543,650
Gilead Sciences, Inc.	41,400	3,103,344
Intercept Pharmaceuticals, Inc.(a)	12,100	745,723
TESARO, Inc.(a)	10,700	1,238,739
Vertex Pharmaceuticals, Inc.(a)	27,500	4,021,325
Total		22,028,362
Health Care Equipment & Supplies 1.8%
Baxter International, Inc.	148,500	9,573,795
Health Care Providers & Services 3.7%
Centene Corp.(a)	97,400	9,123,458
WellCare Health Plans, Inc.(a)	51,800	10,242,932
Total		19,366,390

Columbia Disciplined Growth Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia Disciplined Growth Fund, October 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Pharmaceuticals 3.2%
Bristol-Myers Squibb Co.	107,000	6,597,620
Eli Lilly & Co.	40,200	3,293,988
Merck & Co., Inc.	130,400	7,183,736
Total		17,075,344
Total Health Care		68,043,891
Industrials 12.7%
Aerospace & Defense 2.9%
Boeing Co. (The)	60,400	15,581,992
Airlines 1.8%
Southwest Airlines Co.	175,400	9,447,044
Electrical Equipment 1.8%
Rockwell Automation, Inc.	46,300	9,297,966
Industrial Conglomerates 2.3%
Honeywell International, Inc.	85,100	12,268,016
Machinery 2.2%
Caterpillar, Inc.	75,800	10,293,640
Ingersoll-Rand PLC	16,500	1,461,900
Total		11,755,540
Professional Services 0.9%
Robert Half International, Inc.	89,000	4,607,530
Road & Rail 0.5%
Union Pacific Corp.	21,000	2,431,590
Trading Companies & Distributors 0.3%
WW Grainger, Inc.	7,800	1,542,060
Total Industrials		66,931,738
Information Technology 38.8%
Communications Equipment 0.4%
F5 Networks, Inc.(a)	18,500	2,243,495
Internet Software & Services 9.8%
Alphabet, Inc., Class A(a)	15,590	16,105,094
Facebook, Inc., Class A(a)	147,800	26,612,868
VeriSign, Inc.(a)	86,400	9,289,728
Total		52,007,690
Common Stocks (continued)
Issuer	Shares	Value ($)
IT Services 5.4%
Accenture PLC, Class A	73,700	10,491,932
MasterCard, Inc., Class A	105,800	15,739,866
Visa, Inc., Class A	18,300	2,012,634
Total		28,244,432
Semiconductors & Semiconductor Equipment 5.2%
Broadcom Ltd.	48,500	12,799,635
Maxim Integrated Products, Inc.	100,000	5,254,000
ON Semiconductor Corp.(a)	450,000	9,594,000
Total		27,647,635
Software 11.0%
Adobe Systems, Inc.(a)	74,600	13,066,936
Cadence Design Systems, Inc.(a)	183,000	7,898,280
Electronic Arts, Inc.(a)	90,500	10,823,800
Microsoft Corp.	313,490	26,076,098
Total		57,865,114
Technology Hardware, Storage & Peripherals 7.0%
Apple, Inc.(b)	217,977	36,846,832
Total Information Technology		204,855,198
Materials 3.6%
Chemicals 2.2%
LyondellBasell Industries NV, Class A	102,800	10,642,884
PPG Industries, Inc.	5,500	639,320
Total		11,282,204
Containers & Packaging 1.4%
Berry Global Group, Inc.(a)	14,500	862,025
Packaging Corp. of America	57,300	6,662,271
Total		7,524,296
Total Materials		18,806,500
Real Estate 2.3%
Equity Real Estate Investment Trusts (REITS) 2.3%
American Tower Corp.	76,800	11,033,856
Equity LifeStyle Properties, Inc.	12,500	1,106,000
Total		12,139,856
Total Real Estate		12,139,856

2	Columbia Disciplined Growth Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Disciplined Growth Fund, October 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Telecommunication Services 1.0%
Wireless Telecommunication Services 1.0%
T-Mobile USA, Inc.(a)	93,000	5,558,610
Total Telecommunication Services		5,558,610
Total Common Stocks (Cost $371,729,211)		518,719,023

Money Market Funds 1.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.177%(c),(d)	9,583,072	9,583,072
Total Money Market Funds (Cost $9,582,882)		9,583,072
Total Investments (Cost: $381,312,093)		528,302,095
Other Assets & Liabilities, Net		111,864
Net Assets		528,413,959

At October 31, 2017, securities and/or cash totaling $659,256 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 E-mini	86	12/2017	USD	11,062,610	443,594	—
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at October 31, 2017.
(d)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended October 31, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Net change in unrealized appreciation (depreciation) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 1.177%	7,790,822	12,017,012	(10,224,762)	9,583,072	160	(160)	24,835	9,583,072
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Columbia Disciplined Growth Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia Disciplined Growth Fund, October 31, 2017 (Unaudited)
Fair value measurements  (continued)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	87,022,340	—	—	—	87,022,340
Consumer Staples	34,378,932	—	—	—	34,378,932
Energy	2,262,447	—	—	—	2,262,447
Financials	18,719,511	—	—	—	18,719,511
Health Care	68,043,891	—	—	—	68,043,891
Industrials	66,931,738	—	—	—	66,931,738
Information Technology	204,855,198	—	—	—	204,855,198
Materials	18,806,500	—	—	—	18,806,500
Real Estate	12,139,856	—	—	—	12,139,856
Telecommunication Services	5,558,610	—	—	—	5,558,610
Total Common Stocks	518,719,023	—	—	—	518,719,023
Money Market Funds	—	—	—	9,583,072	9,583,072
Total Investments	518,719,023	—	—	9,583,072	528,302,095
Derivatives
Asset
Futures Contracts	443,594	—	—	—	443,594
Total	519,162,617	—	—	9,583,072	528,745,689
See the Portfolio of Investments for all investment classifications not indicated in the table.
4	Columbia Disciplined Growth Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Disciplined Growth Fund, October 31, 2017 (Unaudited)
Fair value measurements  (continued)
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
Columbia Disciplined Growth Fund | Quarterly Report 2017	5

Portfolio of Investments
Columbia Disciplined Value Fund, October 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 98.6%
Issuer	Shares	Value ($)
Consumer Discretionary 6.0%
Hotels, Restaurants & Leisure 0.3%
Royal Caribbean Cruises Ltd.	18,500	2,289,745
Leisure Products 0.9%
Hasbro, Inc.	77,400	7,166,466
Media 2.6%
Charter Communications, Inc., Class A(a)	38,300	12,798,711
Comcast Corp., Class A	231,600	8,344,548
Total		21,143,259
Multiline Retail 0.5%
Target Corp.	76,400	4,510,656
Specialty Retail 1.7%
Best Buy Co., Inc.	245,800	13,759,884
Total Consumer Discretionary		48,870,010
Consumer Staples 8.5%
Food & Staples Retailing 4.2%
CVS Health Corp.	244,000	16,721,320
Wal-Mart Stores, Inc.	205,200	17,916,012
Total		34,637,332
Food Products 1.7%
Pilgrim’s Pride Corp.(a)	427,900	13,598,662
Household Products 0.9%
Procter & Gamble Co. (The)	85,100	7,347,534
Tobacco 1.7%
Philip Morris International, Inc.	136,700	14,304,288
Total Consumer Staples		69,887,816
Energy 10.1%
Energy Equipment & Services 0.8%
Halliburton Co.	146,100	6,244,314
Oceaneering International, Inc.	26,600	537,852
Total		6,782,166
Oil, Gas & Consumable Fuels 9.3%
Chevron Corp.	151,800	17,592,102
ConocoPhillips	350,600	17,933,190
Exxon Mobil Corp.(b)	128,600	10,718,810
Murphy Oil Corp.	327,300	8,755,275
Common Stocks (continued)
Issuer	Shares	Value ($)
Valero Energy Corp.	227,200	17,923,808
World Fuel Services Corp.	129,800	3,608,440
Total		76,531,625
Total Energy		83,313,791
Financials 25.7%
Banks 13.9%
Bank of America Corp.	1,117,100	30,597,369
Citigroup, Inc.	348,500	25,614,750
JPMorgan Chase & Co.	383,000	38,533,630
PNC Financial Services Group, Inc. (The)	114,000	15,594,060
Wells Fargo & Co.	67,300	3,778,222
Total		114,118,031
Capital Markets 5.2%
CME Group, Inc.	23,800	3,264,646
Franklin Resources, Inc.	120,900	5,093,517
Lazard Ltd., Class A	293,200	13,938,728
Morgan Stanley	261,700	13,085,000
State Street Corp.	83,200	7,654,400
Total		43,036,291
Diversified Financial Services 1.3%
Berkshire Hathaway, Inc., Class B(a)	46,000	8,599,240
Leucadia National Corp.	73,100	1,849,430
Total		10,448,670
Insurance 5.3%
Allstate Corp. (The)	167,200	15,693,392
Prudential Financial, Inc.	151,800	16,767,828
Reinsurance Group of America, Inc.	73,000	10,904,740
Total		43,365,960
Total Financials		210,968,952
Health Care 13.7%
Biotechnology 1.2%
Alexion Pharmaceuticals, Inc.(a)	21,500	2,572,690
Amgen, Inc.	13,400	2,347,948
Biogen, Inc.(a)	4,100	1,277,806
Gilead Sciences, Inc.	23,700	1,776,552
Juno Therapeutics, Inc.(a)	51,200	2,299,392
Total		10,274,388

Columbia Disciplined Value Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia Disciplined Value Fund, October 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Equipment & Supplies 2.0%
Baxter International, Inc.	254,900	16,433,403
Health Care Providers & Services 3.0%
Centene Corp.(a)	109,400	10,247,498
WellCare Health Plans, Inc.(a)	73,300	14,494,342
Total		24,741,840
Pharmaceuticals 7.5%
Johnson & Johnson	100,200	13,968,882
Merck & Co., Inc.	376,100	20,719,349
Pfizer, Inc.	758,200	26,582,492
Total		61,270,723
Total Health Care		112,720,354
Industrials 9.0%
Aerospace & Defense 2.1%
United Technologies Corp.	147,200	17,628,672
Industrial Conglomerates 2.0%
Honeywell International, Inc.	111,200	16,030,592
Machinery 3.1%
Caterpillar, Inc.	124,600	16,920,680
Crane Co.	102,500	8,519,800
Total		25,440,480
Road & Rail 1.8%
Union Pacific Corp.	128,500	14,879,015
Total Industrials		73,978,759
Information Technology 8.6%
Communications Equipment 3.1%
Cisco Systems, Inc.	737,300	25,178,795
Semiconductors & Semiconductor Equipment 2.1%
Intel Corp.	265,900	12,095,791
Marvell Technology Group Ltd.	285,900	5,280,573
Total		17,376,364
Software 2.9%
CA, Inc.	74,500	2,412,310
Oracle Corp.	430,600	21,917,540
Total		24,329,850
Common Stocks (continued)
Issuer	Shares	Value ($)
Technology Hardware, Storage & Peripherals 0.5%
HP, Inc.	186,000	4,008,300
Total Information Technology		70,893,309
Materials 2.8%
Chemicals 2.0%
LyondellBasell Industries NV, Class A	160,200	16,585,506
Paper & Forest Products 0.8%
Domtar Corp.	136,600	6,463,912
Total Materials		23,049,418
Real Estate 4.7%
Equity Real Estate Investment Trusts (REITS) 3.1%
Equity Residential	59,000	3,968,340
Gaming and Leisure Properties, Inc.	96,800	3,537,072
Hospitality Properties Trust	121,900	3,483,902
Outfront Media, Inc.	23,400	548,730
Park Hotels & Resorts, Inc.	474,900	13,672,371
Piedmont Office Realty Trust, Inc.	10,600	205,004
Total		25,415,419
Real Estate Management & Development 1.6%
Realogy Holdings Corp.	403,600	13,048,388
Total Real Estate		38,463,807
Telecommunication Services 2.9%
Diversified Telecommunication Services 2.9%
AT&T, Inc.	434,200	14,610,830
Verizon Communications, Inc.	187,000	8,951,690
Total		23,562,520
Total Telecommunication Services		23,562,520
Utilities 6.6%
Electric Utilities 3.1%
American Electric Power Co., Inc.	110,500	8,222,305
Entergy Corp.	38,200	3,295,132
Xcel Energy, Inc.	291,100	14,415,272
Total		25,932,709

2	Columbia Disciplined Value Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Disciplined Value Fund, October 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Multi-Utilities 3.5%
CenterPoint Energy, Inc.	495,400	14,653,932
Public Service Enterprise Group, Inc.	284,000	13,972,800
Total		28,626,732
Total Utilities		54,559,441
Total Common Stocks (Cost $651,067,501)		810,268,177

Money Market Funds 1.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.177%(c),(d)	10,872,733	10,872,733
Total Money Market Funds (Cost $10,872,123)		10,872,733
Total Investments (Cost: $661,939,624)		821,140,910
Other Assets & Liabilities, Net		902,703
Net Assets		822,043,613

At October 31, 2017, securities and/or cash totaling $783,490 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 E-mini	95	12/2017	USD	12,220,325	530,577	—
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at October 31, 2017.
(d)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended October 31, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Net change in unrealized appreciation (depreciation) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 1.177%	10,107,854	20,639,521	(19,874,642)	10,872,733	—	—	41,388	10,872,733
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity
Columbia Disciplined Value Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia Disciplined Value Fund, October 31, 2017 (Unaudited)
Fair value measurements  (continued)
for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	48,870,010	—	—	—	48,870,010
Consumer Staples	69,887,816	—	—	—	69,887,816
Energy	83,313,791	—	—	—	83,313,791
Financials	210,968,952	—	—	—	210,968,952
Health Care	112,720,354	—	—	—	112,720,354
Industrials	73,978,759	—	—	—	73,978,759
Information Technology	70,893,309	—	—	—	70,893,309
Materials	23,049,418	—	—	—	23,049,418
Real Estate	38,463,807	—	—	—	38,463,807
Telecommunication Services	23,562,520	—	—	—	23,562,520
Utilities	54,559,441	—	—	—	54,559,441
Total Common Stocks	810,268,177	—	—	—	810,268,177
Money Market Funds	—	—	—	10,872,733	10,872,733
Total Investments	810,268,177	—	—	10,872,733	821,140,910
Derivatives
Asset
Futures Contracts	530,577	—	—	—	530,577
Total	810,798,754	—	—	10,872,733	821,671,487
See the Portfolio of Investments for all investment classifications not indicated in the table.
4	Columbia Disciplined Value Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Disciplined Value Fund, October 31, 2017 (Unaudited)
Fair value measurements  (continued)
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
Columbia Disciplined Value Fund | Quarterly Report 2017	5

Portfolio of Investments
Columbia Inflation Protected Securities Fund, October 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Asset-Backed Securities — Non-Agency 0.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
OHA Credit Partners VIII Ltd.(a),(b)
Series 2013-8A Class B
3-month USD LIBOR + 1.650% 04/20/2025	3.013%	1,000,000	1,001,876
Symphony CLO V Ltd.(a),(b)
Series 2007-5A Class A1
3-month USD LIBOR + 0.750% 01/15/2024	2.109%	100,939	101,053
Total Asset-Backed Securities — Non-Agency (Cost $1,092,063)			1,102,929

Corporate Bonds & Notes 12.1%

Aerospace & Defense 0.4%
L3 Technologies, Inc.
12/15/2026	3.850%	500,000	518,271
Automotive 0.2%
General Motors Co.
04/01/2046	6.750%	250,000	305,295
Banking 1.4%
Bank of America Corp.
Subordinated
01/22/2025	4.000%	500,000	517,770
Citigroup, Inc.
Subordinated
07/25/2028	4.125%	500,000	515,379
JPMorgan Chase & Co.(c)
Junior Subordinated
12/31/2049	5.300%	750,000	788,689
Total			1,821,838
Chemicals 0.3%
LyondellBasell Industries NV
04/15/2024	5.750%	275,000	314,725
Electric 1.5%
Duke Energy Corp.
09/01/2026	2.650%	430,000	413,503
FirstEnergy Corp.
11/15/2031	7.375%	500,000	671,120
TransAlta Corp.
03/15/2040	6.500%	750,000	749,861
Total			1,834,484
Food and Beverage 0.4%
Molson Coors Brewing Co.
07/15/2046	4.200%	500,000	493,016
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Independent Energy 1.0%
Canadian Natural Resources Ltd.
02/01/2039	6.750%	500,000	626,832
Murphy Oil Corp.
06/01/2022	4.000%	150,000	149,301
Murphy Oil Corp.(c)
12/01/2022	4.700%	500,000	501,144
Total			1,277,277
Integrated Energy 0.4%
BP Capital Markets PLC
04/14/2027	3.588%	500,000	517,221
Metals and Mining 2.1%
Freeport-McMoRan, Inc.
03/15/2023	3.875%	500,000	492,963
Glencore Finance Canada Ltd.(a),(c)
10/25/2042	5.550%	500,000	554,288
Teck Resources Ltd.
02/01/2043	5.400%	750,000	759,882
Vale Overseas Ltd.
01/11/2022	4.375%	250,000	261,257
Vale SA
09/11/2042	5.625%	500,000	531,414
Total			2,599,804
Midstream 2.0%
APT Pipelines Ltd.(a)
07/15/2027	4.250%	85,000	88,139
Energy Transfer Partners LP
03/15/2045	5.150%	500,000	489,224
Kinder Morgan Energy Partners LP
11/01/2042	4.700%	750,000	728,359
Plains All American Pipeline LP/Finance Corp.
02/15/2045	4.900%	500,000	475,361
TransCanada Trust(c)
Subordinated
03/15/2077	5.300%	250,000	259,786
Williams Partners LP
01/15/2025	3.900%	500,000	513,615
Total			2,554,484
Oil Field Services 0.1%
Noble Holding International Ltd.
03/15/2042	5.250%	250,000	158,125

Columbia Inflation Protected Securities Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia Inflation Protected Securities Fund, October 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Technology 0.5%
Apple, Inc.
02/23/2046	4.650%		500,000	568,966
Wirelines 1.8%
AT&T, Inc.
02/14/2050	5.150%		625,000	615,734
Indiana Bell Telephone Co., Inc.
08/15/2026	7.300%		500,000	603,935
Telecom Italia Capital SA
06/04/2038	7.721%		500,000	645,758
Verizon Communications, Inc.
08/21/2046	4.862%		450,000	455,218
Total				2,320,645
Total Corporate Bonds & Notes (Cost $14,322,016)				15,284,151

Foreign Government Obligations(d) 0.2%

Brazil 0.2%
Petrobras Global Finance BV
05/20/2043	5.625%		250,000	224,461
Total Foreign Government Obligations (Cost $230,575)				224,461

Inflation-Indexed Bonds(e) 83.6%

Brazil 6.3%
Brazil Notas do Tesouro Nacional
08/15/2018	6.000%	BRL	21,874,979	6,948,924
08/15/2040	6.000%	BRL	2,782,661	953,018
Total				7,901,942
Mexico 0.8%
Mexican Udibonos
11/15/2040	4.000%	MXN	17,156,941	970,874
New Zealand 1.6%
New Zealand Government Bond(a)
09/20/2025	2.000%	NZD	2,852,630	2,045,840
Inflation-Indexed Bonds(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States 74.9%
U.S. Treasury Inflation-Indexed Bond
04/15/2020	0.125%	1,310,525	1,315,318
01/15/2022	0.125%	2,983,090	2,987,257
04/15/2022	0.125%	706,685	705,695
01/15/2023	0.125%	17,125,087	17,053,480
01/15/2024	0.625%	11,574,640	11,792,347
01/15/2025	0.250%	16,066,990	15,891,106
07/15/2025	0.375%	4,969,536	4,965,574
01/15/2027	2.375%	8,948,331	10,434,782
07/15/2027	0.375%	652,392	644,908
01/15/2028	1.750%	6,797,310	7,599,721
01/15/2029	2.500%	5,431,863	6,544,918
02/15/2042	0.750%	3,639,976	3,523,116
02/15/2043	0.625%	1,975,597	1,849,468
02/15/2047	0.875%	9,001,246	8,893,039
Total			94,200,729
Total Inflation-Indexed Bonds (Cost $105,990,784)			105,119,385

Residential Mortgage-Backed Securities - Non-Agency 0.1%

Deutsche Mortgage Securities, Inc. Mortgage Loan Trust
CMO Series 2003-1 Class 1A7
04/25/2033	5.500%	154,342	155,112
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $155,203)			155,112

Money Market Funds 1.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.177%(f),(g)	2,429,653	2,429,653
Total Money Market Funds (Cost $2,429,653)		2,429,653
Total Investments (Cost: $124,220,294)		124,315,691
Other Assets & Liabilities, Net		1,490,527
Net Assets		125,806,218

At October 31, 2017, securities and/or cash totaling $785,825 were pledged as collateral.
2	Columbia Inflation Protected Securities Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Inflation Protected Securities Fund, October 31, 2017 (Unaudited)
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
2,612,074 USD	20,750,000 NOK	Barclays	11/21/2017	—	(70,507)
2,926,000 NZD	2,064,981 USD	Credit Suisse	11/21/2017	63,460	—
10,250,000 NOK	1,248,299 USD	Morgan Stanley	11/21/2017	—	(7,173)
28,677,000 BRL	9,032,126 USD	Standard Chartered	11/21/2017	288,535	—
17,603,930 MXN	941,548 USD	Standard Chartered	11/21/2017	26,508	—
Total				378,503	(77,680)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	45	12/2017	USD	9,715,345	—	(36,730)
U.S. Treasury Ultra 10-Year Note	23	12/2017	USD	3,121,636	—	(22,719)
Total					—	(59,449)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 5-Year Note	(38)	12/2017	USD	(4,472,898)	14,002	—
U.S. Ultra Bond	(29)	12/2017	USD	(4,881,622)	41,719	—
Total					55,721	—

Interest rate swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
U.S. CPI Urban Consumers NSA	Fixed rate of 1.785%	Receives At termination, Pays At termination	Barclays	10/21/2018	USD	4,000,000	(77,832)	—	—	—	—	(77,832)
U.S. CPI Urban Consumers NSA	Fixed rate of 1.658%	Receives At termination, Pays At termination	Barclays	12/03/2018	USD	10,000,000	(120,394)	—	—	—	—	(120,394)
U.S. CPI Urban Consumers NSA	Fixed rate of 1.895%	Receives At termination, Pays At termination	Goldman Sachs International	09/24/2018	USD	1,000,000	(26,604)	—	—	—	—	(26,604)
U.S. CPI Urban Consumers NSA	Fixed rate of 1.600%	Receives At termination, Pays At termination	Goldman Sachs International	12/08/2018	USD	10,000,000	(91,748)	—	—	—	—	(91,748)
U.S. CPI Urban Consumers NSA	Fixed rate of 1.448%	Receives At termination, Pays At termination	Goldman Sachs International	01/14/2021	USD	10,000,000	244,287	—	—	—	244,287	—
U.S. CPI Urban Consumers NSA	Fixed rate of 1.870%	Receives At termination, Pays At termination	JPMorgan	10/08/2018	USD	5,000,000	(122,444)	—	—	—	—	(122,444)
Columbia Inflation Protected Securities Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia Inflation Protected Securities Fund, October 31, 2017 (Unaudited)
Interest rate swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
U.S. CPI Urban Consumers NSA	Fixed rate of 1.490%	Receives At termination, Pays At termination	JPMorgan	01/13/2021	USD	20,000,000	445,287	—	—	—	445,287	—
U.S. CPI Urban Consumers NSA	Fixed rate of 1.810%	Receives At termination, Pays At termination	JPMorgan	01/09/2025	USD	10,000,000	10,240	—	—	—	10,240	—
Total							260,792	—	—	—	699,814	(439,022)

Cleared interest rate swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
3-Month USD LIBOR-BBA	Fixed rate of 1.782%	Receives Quarterly, Pays Semi annually	Morgan Stanley	08/22/2046	USD	2,500,000	445,666	—	—	445,666	—
3-Month USD LIBOR-BBA	Fixed rate of 1.761%	Receives Quarterly, Pays Semi annually	Morgan Stanley	09/30/2046	USD	1,500,000	275,319	—	—	275,319	—
3-Month USD LIBOR-BBA	Fixed rate of 1.785%	Receives Quarterly, Pays Semi annually	Morgan Stanley	10/03/2046	USD	1,000,000	178,511	—	—	178,511	—
Total							899,496	—	—	899,496	—
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At October 31, 2017, the value of these securities amounted to $3,791,196, which represents 3.01% of net assets.
(b)	Variable rate security.
(c)	Represents a step bond where the coupon rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter.
(d)	Principal and interest may not be guaranteed by the government.
(e)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(f)	The rate shown is the seven-day current annualized yield at October 31, 2017.
(g)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended October 31, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Net change in unrealized appreciation (depreciation) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 1.177%	509,978	7,449,545	5,529,870	2,429,653	—	—	8,611	2,429,653
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
Currency Legend
BRL	Brazilian Real
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
4	Columbia Inflation Protected Securities Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Inflation Protected Securities Fund, October 31, 2017 (Unaudited)
Currency Legend  (continued)
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
Columbia Inflation Protected Securities Fund | Quarterly Report 2017	5

Portfolio of Investments   (continued)
Columbia Inflation Protected Securities Fund, October 31, 2017 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Asset-Backed Securities — Non-Agency	—	1,102,929	—	—	1,102,929
Corporate Bonds & Notes	—	15,284,151	—	—	15,284,151
Foreign Government Obligations	—	224,461	—	—	224,461
Inflation-Indexed Bonds	—	105,119,385	—	—	105,119,385
Residential Mortgage-Backed Securities - Non-Agency	—	155,112	—	—	155,112
Money Market Funds	—	—	—	2,429,653	2,429,653
Total Investments	—	121,886,038	—	2,429,653	124,315,691
Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	378,503	—	—	378,503
Futures Contracts	55,721	—	—	—	55,721
Swap Contracts	—	1,599,310	—	—	1,599,310
Liability
Forward Foreign Currency Exchange Contracts	—	(77,680)	—	—	(77,680)
Futures Contracts	(59,449)	—	—	—	(59,449)
Swap Contracts	—	(439,022)	—	—	(439,022)
Total	(3,728)	123,347,149	—	2,429,653	125,773,074
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
6	Columbia Inflation Protected Securities Fund | Quarterly Report 2017

Portfolio of Investments
Columbia Global Opportunities Fund, October 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Alternative Strategies Funds 6.9%
	Shares	Value ($)
United States 6.9%
Columbia Commodity Strategy Fund, Class Y Shares(a),(b)	5,707,582	32,019,535
Columbia Diversified Absolute Return Fund, Class Y Shares(a),(b)	1,128,306	10,809,176
Total		42,828,711
Total Alternative Strategies Funds (Cost $42,445,605)		42,828,711

Common Stocks 59.3%
Issuer	Shares	Value ($)
Argentina 0.2%
Banco Macro SA, ADR	11,680	1,470,746
Australia 0.4%
Fortescue Metals Group Ltd.	270,109	960,401
Macquarie Group Ltd.	21,515	1,623,089
Total		2,583,490
Belgium 0.1%
Ablynx NV(b)	14,905	305,486
Ablynx NV(b)	2,802	58,281
Total		363,767
Brazil 0.4%
B3 SA - Brasil Bolsa Balcao	35,600	261,398
BB Seguridade Participacoes SA	23,900	201,718
Fleury SA	62,900	552,223
Itaú Unibanco Holding SA, ADR	63,385	811,962
Petroleo Brasileiro SA, ADR(b)	52,933	563,736
Total		2,391,037
Canada 0.9%
Cott Corp.	116,753	1,750,254
First Quantum Minerals Ltd.	19,421	217,227
Parex Resources(b)	22,546	299,891
Suncor Energy, Inc.	61,882	2,101,513
Ultra Petroleum Corp.(b)	15,800	125,452
Yamana Gold, Inc.	317,836	829,552
Total		5,323,889
Common Stocks (continued)
Issuer	Shares	Value ($)
China 2.6%
AAC Technologies Holdings, Inc.	16,000	293,394
Alibaba Group Holding Ltd., ADR(b)	18,669	3,451,711
Baidu, Inc., ADR(b)	2,755	672,055
China Biologic Products Holdings, Inc.(b)	2,159	167,776
China Merchants Bank Co., Ltd., Class H	167,000	637,716
CSPC Pharmaceutical Group Ltd.	122,000	212,248
Ctrip.com International Ltd., ADR(b)	5,241	250,991
Hangzhou Hikvision Digital Technology Co., Ltd., Class A	25,785	152,943
Industrial & Commercial Bank of China Ltd., Class H	1,029,000	818,740
NetEase, Inc., ADR	1,823	513,940
New Oriental Education & Technology Group, Inc., ADR	7,706	641,447
Nexteer Automotive Group Ltd.	214,000	419,103
Ping An Insurance Group Co. of China Ltd., Class H	123,000	1,080,917
Tencent Holdings Ltd.	85,600	3,847,301
WH Group Ltd.	1,653,000	1,675,120
Wuliangye Yibin Co., Ltd.	95,300	958,549
Wuxi Biologics Cayman, Inc.(b)	40,500	229,459
Total		16,023,410
Denmark 0.6%
Novo Nordisk A/S, Class B	48,846	2,429,970
Royal UNIBREW A/S	27,081	1,559,174
Total		3,989,144
Finland 0.4%
UPM-Kymmene OYJ	88,601	2,662,736
France 2.3%
Aperam SA	22,642	1,218,107
AXA SA	102,252	3,088,476
BNP Paribas SA	31,408	2,452,698
Capgemini SE	17,984	2,185,992
Casino Guichard Perrachon SA	23,636	1,350,050
DBV Technologies SA ADR(b)	6,192	145,017
Sanofi	24,569	2,326,454
VINCI SA	19,023	1,862,458
Total		14,629,252

Columbia Global Opportunities Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia Global Opportunities Fund, October 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Germany 1.1%
Allianz SE, Registered Shares	11,593	2,706,488
BASF SE	6,371	696,690
Continental AG	4,739	1,206,048
Covestro AG	20,807	2,000,168
Total		6,609,394
Hong Kong 0.3%
AIA Group Ltd.	106,200	800,268
Galaxy Entertainment Group Ltd.	34,000	231,859
Techtronic Industries Co., Ltd.	164,500	965,650
Total		1,997,777
India 0.8%
Bajaj Finance Ltd.	7,824	217,600
Bharat Petroleum Corp., Ltd.	89,008	744,711
Ceat Ltd.	20,633	533,774
Eicher Motors Ltd.	1,168	581,759
HDFC Bank Ltd., ADR	4,201	387,752
Indraprastha Gas Ltd.	20,906	511,528
Natco Pharma Ltd.	18,298	273,690
Tejas Networks Ltd.(b)	102,691	516,470
UPL Ltd.	104,038	1,285,578
Total		5,052,862
Indonesia 0.3%
PT Ace Hardware Indonesia Tbk	3,154,700	291,919
PT Bank Central Asia Tbk	345,000	531,452
PT Bank Rakyat Indonesia Persero Tbk	674,200	775,667
PT Pakuwon Jati Tbk	6,725,200	312,316
Total		1,911,354
Ireland 0.5%
Amarin Corp. PLC, ADR(b)	37,937	128,986
Ingersoll-Rand PLC	20,572	1,822,679
Smurfit Kappa Group PLC	46,418	1,384,462
Total		3,336,127
Israel 0.6%
Bank Hapoalim BM	298,090	2,109,592
Bezeq Israeli Telecommunication Corp., Ltd. (The)	1,146,079	1,711,348
Caesarstone Ltd.(b)	3,800	107,540
Total		3,928,480
Common Stocks (continued)
Issuer	Shares	Value ($)
Italy 0.1%
Esprinet SpA	97,003	465,083
Japan 6.0%
Benefit One, Inc.	84,300	1,619,521
CYBERDYNE, Inc.(b)	18,100	239,794
Elecom Co., Ltd.	40,000	801,546
Hitachi Capital Corp.	46,100	1,126,993
Hoya Corp.	18,900	1,026,851
Invincible Investment Corp.	2,908	1,178,615
ITOCHU Corp.	135,600	2,375,257
Keyence Corp.	1,400	777,315
Koito Manufacturing Co., Ltd.	13,500	905,232
Matsumotokiyoshi Holdings Co., Ltd.	29,300	2,107,053
Miraca Holdings, Inc.	34,000	1,581,918
Mitsubishi UFJ Financial Group, Inc.	114,400	775,992
Mitsui Chemicals, Inc.	74,800	2,306,528
Nihon M&A Center, Inc.	40,500	1,938,920
Nippon Telegraph & Telephone Corp.	50,100	2,422,211
ORIX Corp.	121,500	2,089,024
Shinmaywa Industries Ltd.	206,500	2,031,716
SoftBank Group Corp.	23,900	2,118,070
Sony Corp.	37,400	1,564,618
Starts Corp., Inc.	38,100	1,033,313
Subaru Corp.	51,200	1,768,915
Sumitomo Mitsui Financial Group, Inc.	45,100	1,806,829
Takuma Co., Ltd.	155,100	1,908,031
Toyota Motor Corp.	17,200	1,066,849
Trancom Co., Ltd.	14,700	893,188
Total		37,464,299
Malta 0.0%
BGP Holdings PLC(b),(c),(d)	581,000	1
Marshall Islands 0.0%
International Seaways, Inc.(b)	2,200	44,308
Mexico 0.1%
Controladora Vuela Cia de Aviacion SAB de CV, ADR(b)	10,878	111,282
Grupo Financiero Banorte SAB de CV, Class O	54,900	325,304
Total		436,586

2	Columbia Global Opportunities Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Global Opportunities Fund, October 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Netherlands 0.8%
ASR Nederland NV	35,771	1,466,708
ING Groep NV	110,343	2,038,533
Koninklijke Ahold Delhaize NV	91,798	1,727,468
Total		5,232,709
Norway 0.4%
BW LPG Ltd.(b)	312,957	1,175,121
Kongsberg Automotive ASA(b)	551,382	648,725
Tanker Investments Ltd.(b)	142,280	696,768
Total		2,520,614
Panama 0.0%
Banco Latinoamericano de Comercio Exterior SA, Class E	245	6,867
Peru 0.1%
Credicorp Ltd.	1,892	396,260
Philippines 0.1%
Security Bank Corp.	83,080	396,023
Poland 0.1%
Dino Polska SA(b)	15,071	283,703
KRUK SA	7,566	579,929
Total		863,632
Portugal 0.0%
Banco Espirito Santo SA, Registered Shares(b),(c),(d)	641,287	22,410
Puerto Rico 0.0%
EVERTEC, Inc.	7,625	114,375
Russian Federation 0.9%
Aeroflot PJSC	201,300	619,597
Detsky Mir PJSC	171,772	298,134
Lukoil PJSC, ADR	6,620	351,158
Mail.ru Group Ltd., GDR(b),(e)	8,826	286,845
Sberbank of Russia PJSC, ADR	141,138	2,025,330
X5 Retail Group NV GDR, Registered Shares(b)	26,163	1,075,299
Yandex NV, Class A(b)	23,959	810,533
Total		5,466,896
Common Stocks (continued)
Issuer	Shares	Value ($)
Singapore 1.1%
Broadcom Ltd.	19,186	5,063,377
DBS Group Holdings Ltd.	119,400	1,993,809
Total		7,057,186
South Africa 0.6%
Aspen Pharmacare Holdings Ltd.	12,123	273,906
AVI Ltd.	68,176	475,683
FirstRand Ltd.	62,161	225,321
Naspers Ltd., Class N	10,136	2,469,703
Total		3,444,613
South Korea 1.6%
GS Home Shopping, Inc.	3,511	659,290
Hyundai Home Shopping Network Corp.	7,999	871,733
KB Financial Group, Inc.	9,792	511,968
NAVER Corp.	331	264,559
Samsung Electronics Co., Ltd.	1,927	4,750,260
SK Hynix, Inc.	15,220	1,122,212
Youngone Corp.	50,457	1,549,266
Total		9,729,288
Spain 1.0%
ACS Actividades de Construccion y Servicios SA	63,356	2,498,506
Endesa SA	81,743	1,871,040
Tecnicas Reunidas SA	51,812	1,667,558
Total		6,037,104
Sweden 0.6%
Granges AB	159,417	1,651,936
Hemfosa Fastigheter AB	148,520	1,804,242
Total		3,456,178
Switzerland 1.1%
Autoneum Holding AG	6,437	1,738,858
Nestlé SA, Registered Shares	20,235	1,701,715
Novartis AG, Registered Shares	13,372	1,101,768
Roche Holding AG, Genusschein Shares	8,918	2,060,441
Total		6,602,782

Columbia Global Opportunities Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia Global Opportunities Fund, October 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Taiwan 0.6%
Cathay Financial Holding Co., Ltd.	218,000	360,227
Elite Material Co., Ltd.	84,000	334,526
eMemory Technology, Inc.	15,000	183,873
MediaTek, Inc.	26,000	295,867
Silergy Corp.	8,000	172,790
Taiwan Paiho., Ltd.	66,000	272,674
Taiwan Semiconductor Manufacturing Co., Ltd.	215,530	1,742,410
United Microelectronics Corp.	341,000	175,992
Voltronic Power Technology Corp.	16,900	318,461
Total		3,856,820
Thailand 0.5%
Mega Lifesciences PCL, Foreign Registered Shares(b)	239,300	302,547
Muangthai Leasing PCL, Foreign Registered Shares	579,900	685,320
PTG Energy PCL, Foreign Registered Shares	365,386	263,971
PTT PCL, Foreign Registered Shares	109,300	1,382,834
Siam Commercial Bank PCL (The), Foreign Registered Shares	134,800	594,606
Total		3,229,278
United Kingdom 3.5%
Crest Nicholson Holdings PLC	193,284	1,454,263
DCC PLC	16,155	1,531,977
Greene King PLC	183,442	1,318,084
GW Pharmaceuticals PLC, ADR(b)	1,943	209,747
HSBC Holdings PLC	98,292	958,603
Inchcape PLC	153,341	1,591,602
Intermediate Capital Group PLC(f),(g)	0	0
John Wood Group PLC	231,600	2,188,571
Legal & General Group PLC	639,526	2,267,862
Liberty Global PLC, Class C(b)	56,264	1,681,731
Nightstar Therapeutics PLC, ADR(b)	16,768	368,058
Reckitt Benckiser Group PLC	10,553	943,975
Rowan Companies PLC, Class A(b)	10,900	156,197
Royal Dutch Shell PLC, Class B	144,772	4,656,034
Tullett Prebon PLC, Registered Shares	305,697	2,210,733
Vodafone Group PLC	201,057	575,725
Total		22,113,162
Common Stocks (continued)
Issuer	Shares	Value ($)
United States 28.6%
Aaron’s, Inc.	3,450	126,960
ACADIA Pharmaceuticals, Inc.(b)	5,901	205,532
ACCO Brands Corp.(b)	9,600	125,280
Adtalem Global Education, Inc.	1,800	66,510
ADTRAN, Inc.	1,400	29,540
Aerie Pharmaceuticals, Inc.(b)	5,183	320,050
Aetna, Inc.	12,317	2,094,260
AG Mortgage Investment Trust, Inc.	1,700	31,977
Alamo Group, Inc.	1,300	137,150
Alder Biopharmaceuticals, Inc.(b)	6,767	76,129
Alexion Pharmaceuticals, Inc.(b)	12,689	1,518,366
Allete, Inc.	900	70,515
Alphabet, Inc., Class A(b)	2,244	2,318,142
Alphabet, Inc., Class C(b)	4,050	4,117,392
Amazon.com, Inc.(b)	4,814	5,320,818
American Electric Power Co., Inc.	39,129	2,911,589
American Equity Investment Life Holding Co.	4,600	135,746
American Tower Corp.	16,105	2,313,805
Amkor Technology, Inc.(b)	11,310	130,857
AMN Healthcare Services, Inc.(b)	3,300	144,870
Analogic Corp.	1,660	133,298
Angiodynamics, Inc.(b)	5,100	86,547
Anixter International, Inc.(b)	1,700	116,790
Apple, Inc.(h)	46,840	7,917,834
Applied Industrial Technologies, Inc.	2,340	148,941
ArcBest Corp.	4,240	138,224
Archrock, Inc.	10,300	123,600
Argan, Inc.	1,950	134,062
Arlington Asset Investment Corp., Class A	6,865	78,742
ARMOUR Residential REIT, Inc.	4,200	105,210
Ascent Resources, Class B(b),(c),(d)	195,286	43,744
Ashford Hospitality Prime, Inc.	2,750	26,730
Aspen Technology, Inc.(b)	2,725	175,817
Atkore International Group, Inc.(b)	5,000	96,550
ATN International, Inc.	400	21,716
Axovant Sciences Ltd.(b)	1,600	8,384
Banner Corp.	400	22,928
Benchmark Electronics, Inc.(b)	4,300	133,085

4	Columbia Global Opportunities Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Global Opportunities Fund, October 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Berkshire Hathaway, Inc., Class B(b)	26,896	5,027,938
Biogen, Inc.(b)	4,598	1,433,013
BioMarin Pharmaceutical, Inc.(b)	10,314	846,676
BlackRock, Inc.	6,114	2,878,655
Bloomin’ Brands, Inc.	4,050	72,009
bluebird bio, Inc.(b)	2,174	302,403
Blueprint Medicines Corp.(b)	800	53,136
Boingo Wireless, Inc.(b)	4,000	93,520
Booz Allen Hamilton Holdings Corp.	39,962	1,510,164
Boston Beer Co., Inc. (The), Class A(b)	450	80,123
Brady Corp., Class A	875	33,294
Brinker International, Inc.	1,100	33,792
Buckle, Inc. (The)	1,300	21,385
Capella Education Co.	1,095	89,188
Cathay General Bancorp	3,600	150,480
CenterState Bank Corp.	1,600	42,624
Central Garden & Pet Co., Class A(b)	1,000	36,910
Central Pacific Financial Corp.	1,585	49,325
Chemed Corp.	100	22,343
Chesapeake Utilities Corp.	1,460	117,603
Cirrus Logic, Inc.(b)	300	16,800
Cisco Systems, Inc.	119,784	4,090,624
Citigroup, Inc.	54,892	4,034,562
Citizens Financial Group, Inc.	64,755	2,461,338
Clovis Oncology, Inc.(b)	750	56,528
CNO Financial Group, Inc.	6,300	151,011
Coherus Biosciences, Inc.(b)	1,285	14,456
Comcast Corp., Class A	79,164	2,852,279
CommVault Systems, Inc.(b)	2,375	123,619
Comtech Telecommunications Corp.	2,700	58,077
CONMED Corp.	400	20,888
Consolidated Communications Holdings, Inc.	2,800	53,676
Continental Building Product(b)	5,145	137,371
Convergys Corp.	3,600	92,628
Corcept Therapeutics, Inc.(b)	7,100	139,799
CorEnergy Infrastructure Trust, Inc.	3,418	123,321
Cracker Barrel Old Country Store, Inc.	730	113,975
Cross Country Healthcare, Inc.(b)	1,500	20,475
Cummins, Inc.	12,051	2,131,581
Common Stocks (continued)
Issuer	Shares	Value ($)
Curtiss-Wright Corp.	1,650	195,112
Customers Bancorp, Inc.(b)	3,990	109,087
CVR Energy, Inc.	1,200	32,940
Dave & Buster’s Entertainment, Inc.(b)	2,700	130,140
Dean Foods Co.	6,285	61,279
Deckers Outdoor Corp.(b)	2,000	136,480
DiamondRock Hospitality Co.	11,900	129,234
Diodes, Inc.(b)	4,365	149,894
DISH Network Corp., Class A(b)	24,844	1,205,928
Dorman Products, Inc.(b)	1,600	110,576
DXP Enterprises, Inc.(b)	800	25,656
Dynavax Technologies Corp.(b)	2,980	65,560
Eagle Pharmaceuticals, Inc.(b)	260	13,975
Eastman Chemical Co.	25,203	2,288,684
Edison International	34,012	2,719,259
El Paso Electric Co.	200	11,500
Electronic Arts, Inc.(b)	15,589	1,864,444
EMCOR Group, Inc.	2,200	177,122
EnPro Industries, Inc.	500	41,870
Entegris, Inc.	5,900	193,225
Enterprise Financial Services Corp.	2,100	91,560
EOG Resources, Inc.	26,568	2,653,346
ePlus, Inc.(b)	100	9,560
Equity LifeStyle Properties, Inc.	23,351	2,066,096
Essendant, Inc.	9,000	87,120
Essent Group Ltd.(b)	3,950	168,349
Expedia, Inc.	11,906	1,484,202
Exterran Corp.(b)	4,300	138,761
Exxon Mobil Corp.	45,110	3,759,918
Facebook, Inc., Class A(b)	28,759	5,178,346
Federal Agricultural Mortgage Corp.	1,700	126,208
Ferro Corp.(b)	600	14,292
First BanCorp(b)	6,415	33,037
First Citizens BancShares Inc., Class A	400	162,000
First Merchants Corp.	3,100	133,300
Flagstar Bancorp, Inc.(b)	3,550	132,663
Flex Pharma, Inc.(b)	37,525	100,567
Formfactor, Inc.(b)	1,000	18,200
Forward Air Corp.	1,075	61,748

Columbia Global Opportunities Fund | Quarterly Report 2017	5

Portfolio of Investments   (continued)
Columbia Global Opportunities Fund, October 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Francesca’s Holdings Corp.(b)	1,300	8,411
Fresh Del Monte Produce, Inc.	600	26,706
Gannett Co., Inc.	12,300	107,010
Generac Holdings, Inc.(b)	3,225	167,990
General Mills, Inc.	26,570	1,379,514
General Motors Co.	51,328	2,206,077
Getty Realty Corp.	700	19,887
Global Brass & Copper Holdings, Inc.	3,935	137,725
Green Dot Corp., Class A(b)	1,500	84,930
Greif, Inc., Class A	2,300	127,719
Haemonetics Corp.(b)	2,200	104,632
Halyard Health, Inc.(b)	525	22,129
Hancock Holding Co.	3,200	156,000
Harsco Corp.(b)	6,100	129,625
Hawaiian Holdings, Inc.(b)	2,900	97,150
HCI Group, Inc.	900	33,714
Health Insurance Innovations, Inc., Class A(b)	6,200	133,300
Heritage Financial Corp.	700	21,350
Hillenbrand, Inc.	800	31,640
Home Depot, Inc. (The)	19,749	3,273,989
Honeywell International, Inc.	24,067	3,469,499
Houlihan Lokey, Inc.	600	24,978
Humana, Inc.	9,275	2,368,371
IDACORP, Inc.	200	18,406
Ignyta, Inc.(b)	3,100	47,740
Immunomedics, Inc.(b)	2,800	30,016
Imperva, Inc.(b)	3,100	132,370
INC Research Holdings, Inc. Class A(b)	2,646	151,219
Ingles Markets, Inc., Class A	700	16,310
Innospec, Inc.	1,875	115,969
Insmed, Inc.(b)	15,963	431,161
Integer Holdings Corp.(b)	2,500	121,500
International Bancshares Corp.	2,635	106,981
International Paper Co.	48,312	2,766,828
Invesco Ltd.	61,130	2,187,843
Invesco Mortgage Capital, Inc.	3,100	53,382
j2 Global, Inc.	1,870	138,642
John B. Sanfilippo & Son, Inc.	1,600	94,160
Johnson & Johnson	39,597	5,520,218
Common Stocks (continued)
Issuer	Shares	Value ($)
Jounce Therapeutics, Inc.(b)	2,620	36,680
JPMorgan Chase & Co.	51,396	5,170,952
Kadant, Inc.	1,200	136,320
KEMET Corp.(b)	1,100	28,259
Keryx Biopharmaceuticals, Inc.(b)	7,440	48,211
KMG Chemicals, Inc.	1,100	60,643
Koppers Holdings, Inc.(b)	700	33,985
Kronos Worldwide, Inc.	1,300	34,203
L3 Technologies, Inc.	15,716	2,941,721
Lamb Weston Holdings, Inc.	35,712	1,820,955
Lannett Co., Inc.(b)	1,400	27,860
Lantheus Holdings, Inc.(b)	6,790	135,121
La-Z-Boy, Inc.	4,250	114,538
Lexington Realty Trust	12,200	123,464
LHC Group, Inc.(b)	1,100	73,491
Louisiana-Pacific Corp.(b)	3,900	106,002
Loxo Oncology, Inc.(b)	725	62,466
Masimo Corp.(b)	1,745	153,141
MasterCard, Inc., Class A	21,385	3,181,446
Materion Corp.	3,185	163,550
MAXIMUS, Inc.	2,400	159,432
McDermott International, Inc.(b)	6,500	43,030
MDC Holdings, Inc.	2,500	92,600
Methode Electronics, Inc.	3,075	144,217
MGIC Investment Corp.(b)	121,350	1,735,305
Microsoft Corp.	77,361	6,434,888
Molina Healthcare, Inc.(b)	1,866	126,571
Moog, Inc., Class A(b)	600	52,656
Morgan Stanley	55,930	2,796,500
Movado Group, Inc.	4,690	129,913
MSA Safety, Inc.	1,800	143,100
MTGE Investment Corp.	4,400	79,640
Mueller Industries, Inc.	1,515	52,646
National Health Investors, Inc.	1,000	76,190
Nelnet, Inc., Class A	2,570	150,448
Netscout Systems, Inc.(b)	3,000	85,200
New Jersey Resources Corp.	2,100	93,345
New Relic, Inc.(b)	800	41,064
New York Times Co. (The), Class A	2,390	45,649

6	Columbia Global Opportunities Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Global Opportunities Fund, October 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
NewLink Genetics Corp.(b)	5,200	48,672
Norfolk Southern Corp.	20,067	2,637,205
NorthStar Realty Europe Corp.	1,200	16,164
Nutrisystem, Inc.	1,200	59,940
NVIDIA Corp.	8,359	1,728,725
OncoMed Pharmaceuticals, Inc.(b)	7,600	30,628
Ormat Technologies, Inc.	1,800	116,874
Ovid Therapeutics, Inc.(b)	6,160	39,917
Pacira Pharmaceuticals, Inc.(b)	1,650	52,883
Patterson-UTI Energy, Inc.	78,527	1,553,264
Paylocity Holding Corp.(b)	500	26,705
Peabody Energy Corp.(b)	1,300	40,157
Pebblebrook Hotel Trust	1,200	42,792
PepsiCo, Inc.	25,170	2,774,489
Perficient, Inc.(b)	2,200	42,790
PetMed Express, Inc.	3,300	116,688
Phibro Animal Health Corp., Class A	3,000	112,950
Philip Morris International, Inc.	26,484	2,771,286
Piper Jaffray Companies	1,530	111,843
PNM Resources, Inc.	300	13,020
Portland General Electric Co.	3,230	154,200
Potlatch Corp.	900	46,620
Pra Health Sciences, Inc.(b)	1,912	155,694
Preferred Bank/Los Angeles	2,100	129,633
Primoris Services Corp.	4,300	121,561
Progress Software Corp.	3,700	156,621
Providence Service Corp. (The)(b)	2,200	122,320
PS Business Parks, Inc.	1,091	144,372
Puma Biotechnology, Inc.(b)	3,109	395,776
PVH Corp.	13,951	1,769,126
Quaker Chemical Corp.	250	38,830
Quotient Ltd.(b)	93,930	479,982
Ra Pharmaceuticals, Inc.(b)	1,938	25,465
Radian Group, Inc.	2,100	44,016
Rayonier Advanced Materials, Inc.	6,650	95,561
Restoration Hardware Holdings, Inc.(b)	1,700	152,864
REX American Resources Corp.(b)	1,267	111,724
Rogers Corp.(b)	400	60,832
RPX Corp.(b)	9,615	125,187
Common Stocks (continued)
Issuer	Shares	Value ($)
Rudolph Technologies, Inc.(b)	3,400	94,350
Rush Enterprises, Inc., Class A(b)	600	30,468
Ruth’s Hospitality Group, Inc.	5,855	123,540
Ryman Hospitality Properties, Inc.	2,320	153,422
S&T Bancorp, Inc.	1,500	61,335
Sabra Health Care REIT, Inc.	5,400	107,568
Sage Therapeutics, Inc.(b)	880	55,686
Saia, Inc.(b)	1,200	77,760
Sanderson Farms, Inc.	985	147,326
Sandy Spring Bancorp, Inc.	2,900	117,189
Sanmina Corp.(b)	3,840	125,664
Scansource, Inc.(b)	3,175	136,366
Schnitzer Steel Industries, Inc., Class A	850	25,033
Science Applications International Corp.	1,860	136,412
Select Income REIT	2,200	53,152
Semtech Corp.(b)	500	20,525
SJW Corp.	1,450	86,000
Sleep Number Corp.(b)	3,900	126,750
Sotheby’s (b)	2,100	108,822
Southwest Gas Corp.	1,070	88,157
SP Plus Corp.(b)	2,600	100,750
Spark Therapeutics, Inc.(b)	4,088	330,719
Stamps.com, Inc.(b)	200	44,880
Sterling Bancorp	1,900	47,595
Summit Hotel Properties, Inc.	7,250	114,623
Sunstone Hotel Investors, Inc.	9,100	148,512
Supernus Pharmaceuticals, Inc.(b)	1,430	59,488
SUPERVALU, Inc.(b)	2,483	40,448
SYSCO Corp.	36,071	2,006,269
Taylor Morrison Home Corp., Class A(b)	4,100	99,015
Tech Data Corp.(b)	1,500	139,155
TeleTech Holdings, Inc.	2,600	108,290
TESARO, Inc.(b)	8,289	959,618
Thermo Fisher Scientific, Inc.	13,712	2,657,797
Tier REIT, Inc.	3,100	60,667
Tilly’s, Inc.	2,400	28,584
Time, Inc.	9,500	110,200
TJX Companies, Inc. (The)	33,713	2,353,167
Travelport Worldwide Ltd.	8,700	136,503

Columbia Global Opportunities Fund | Quarterly Report 2017	7

Portfolio of Investments   (continued)
Columbia Global Opportunities Fund, October 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Trinseo SA	2,140	151,940
Triple-S Management Corp., Class B(b)	4,825	115,848
TrueBlue, Inc.(b)	4,500	121,950
Tyson Foods, Inc., Class A	30,651	2,234,764
United Community Banks, Inc.	4,300	117,906
United Continental Holdings, Inc.(b)	21,610	1,263,753
Universal Display Corp.	2,137	313,070
Universal Insurance Holdings, Inc.	5,563	132,678
Usana Health Sciences, Inc.(b)	1,035	68,000
Valley National Bancorp	12,300	141,450
VASCO Data Security International, Inc.(b)	2,800	38,080
Verint Systems, Inc.(b)	700	29,540
Vertex Pharmaceuticals, Inc.(b)	8,951	1,308,905
Virtus Investment Partners, Inc.	100	11,640
Vishay Intertechnology, Inc.	7,700	171,325
W&T Offshore, Inc.(b)	10,200	31,926
Wabash National Corp.	6,115	137,587
Walker & Dunlop, Inc.(b)	2,655	145,733
Warrior Met Coal, Inc.	4,700	122,294
Washington Federal, Inc.	3,755	130,674
Web.com Group, Inc.(b)	800	19,280
Weight Watchers International, Inc.(b)	2,800	125,776
Wintrust Financial Corp.	1,980	160,954
Xcerra Corp.(b)	10,937	107,729
Xenia Hotels & Resorts, Inc.	6,400	139,264
Zagg, Inc.(b)	7,300	114,245
Zimmer Biomet Holdings, Inc.	15,098	1,836,219
Total		177,758,721
Virgin Islands 0.0%
Despegar.com Corp.(b)	6,315	194,502
Total Common Stocks (Cost $294,592,161)		369,183,162

Corporate Bonds & Notes 1.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Australia 0.1%
Woodside Finance Ltd.(e)
03/05/2025	3.650%	500,000	504,733
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Canada 0.3%
Canadian Natural Resources Ltd.
11/15/2021	3.450%	750,000	774,495
Cenovus Energy, Inc.
09/15/2042	4.450%	1,250,000	1,140,372
Total			1,914,867
United States 0.8%
Goldman Sachs Group, Inc. (The)(i)
3-month USD LIBOR + 1.750% 10/28/2027	2.922%	1,000,000	1,053,782
Kinder Morgan Energy Partners LP
11/01/2042	4.700%	750,000	728,359
Macy’s Retail Holdings, Inc.
01/15/2021	3.450%	775,000	776,180
Plains All American Pipeline LP/Finance Corp.
01/31/2043	4.300%	500,000	436,866
Transcontinental Gas Pipe Line Co., LLC
02/01/2026	7.850%	595,000	767,457
Verizon Communications, Inc.
11/01/2042	3.850%	1,000,000	880,090
08/21/2054	5.012%	250,000	249,274
Total			4,892,008
Total Corporate Bonds & Notes (Cost $6,057,063)			7,311,608

Exchange-Traded Funds 0.7%
	Shares	Value ($)
United States 0.7%
iShares MSCI Canada ETF	156,328	4,500,683
Total Exchange-Traded Funds (Cost $3,826,909)		4,500,683

Fixed-Income Funds 1.7%

United States 1.7%
Columbia Mortgage Opportunities Fund, Class Y Shares(a)	1,049,608	10,475,092
Total Fixed-Income Funds (Cost $10,483,382)		10,475,092

8	Columbia Global Opportunities Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Global Opportunities Fund, October 31, 2017 (Unaudited)
Foreign Government Obligations(j),(k) 7.0%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Australia 0.4%
Treasury Corp. of Victoria
11/15/2018	5.500%	AUD	1,000,000	794,161
06/15/2020	6.000%	AUD	140,000	117,891
12/17/2024	5.500%	AUD	1,800,000	1,630,503
Total				2,542,555
Canada 0.2%
Canadian Government Bond
06/01/2018	4.250%	CAD	1,660,000	1,309,435
06/01/2020	3.500%	CAD	170,000	138,692
Total				1,448,127
France 0.7%
French Republic Government Bond OAT(e)
05/25/2045	3.250%	EUR	2,750,000	4,355,743
Italy 2.0%
Italy Buoni Poliennali Del Tesoro(e)
09/01/2044	4.750%	EUR	7,980,000	12,423,518
Japan 2.1%
Japan Government 20-Year Bond
09/20/2026	2.200%	JPY	35,000,000	366,873
12/20/2027	2.100%	JPY	535,800,000	5,669,702
12/20/2035	1.000%	JPY	55,000,000	525,662
Japan Government 30-Year Bond
03/20/2033	1.100%	JPY	92,000,000	899,629
03/20/2047	0.800%	JPY	645,050,000	5,595,997
Total				13,057,863
Mexico 0.2%
Mexico Government International Bond
01/23/2046	4.600%		1,000,000	977,772
Norway 0.1%
Norway Government Bond(e)
05/24/2023	2.000%	NOK	2,000,000	255,360
Spain 0.7%
Spain Government Bond(e)
07/30/2030	1.950%	EUR	2,679,000	3,168,871
01/31/2037	4.200%	EUR	250,000	378,186
Spain Government International Bond
04/06/2029	5.250%	GBP	500,000	789,356
Total				4,336,413
Foreign Government Obligations(j),(k) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
United Kingdom 0.6%
United Kingdom Gilt(e)
01/22/2044	3.250%	GBP	1,790,297	3,016,258
01/22/2045	3.500%	GBP	500,000	883,171
Total				3,899,429
Total Foreign Government Obligations (Cost $42,080,088)				43,296,780

Residential Mortgage-Backed Securities - Agency 5.5%

United States 5.5%
Federal Home Loan Mortgage Corp.(i),(l)
CMO Series 318 Class S1
+ 5.950% 11/15/2043	4.711%		229,096	48,034
CMO Series 4094 Class SY
+ 6.080% 08/15/2042	4.841%		258,748	53,548
Federal Home Loan Mortgage Corp.(l)
CMO Series 4098 Class AI
05/15/2039	3.500%		151,349	14,512
CMO Series 4120 Class AI
11/15/2039	3.500%		115,787	12,306
CMO Series 4122 Class JI
12/15/2040	4.000%		120,162	14,064
CMO Series 4139 Class CI
05/15/2042	3.500%		57,214	7,641
CMO Series 4147 Class CI
01/15/2041	3.500%		206,246	28,920
CMO Series 4177 Class IY
03/15/2043	4.000%		283,701	61,759
CMO Series 4213 Class DI
06/15/2038	3.500%		257,632	25,444
Federal National Mortgage Association(m)
11/16/2032 - 11/13/2047	3.000%		8,750,000	8,778,926
11/13/2047	3.500%		2,000,000	2,056,016
11/13/2047	4.000%		2,000,000	2,099,219
11/13/2047	4.500%		2,000,000	2,138,438
11/13/2047	5.000%		1,000,000	1,085,536
Federal National Mortgage Association(h)
10/01/2045 - 12/01/2045	3.500%		5,863,763	6,032,070
Federal National Mortgage Association(i),(l)
CMO Series 2003-117 Class KS
+ 7.100% 08/25/2033	5.862%		8,629	112
CMO Series 2007-54 Class DI
+ 6.100% 06/25/2037	4.862%		339,515	60,931

Columbia Global Opportunities Fund | Quarterly Report 2017	9

Portfolio of Investments   (continued)
Columbia Global Opportunities Fund, October 31, 2017 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2012-80 Class DS
+ 6.650% 06/25/2039	5.412%	100,540	14,374
CMO Series 2013-13 Class SA
+ 6.150% 03/25/2043	4.912%	148,780	28,907
Federal National Mortgage Association(g),(l),(n)
CMO Series 2006-5 Class N1
08/25/2034	0.000%	182,879	0
Federal National Mortgage Association(l)
CMO Series 2012-118 Class BI
12/25/2039	3.500%	347,542	47,646
CMO Series 2012-121 Class GI
08/25/2039	3.500%	165,069	20,731
CMO Series 2013-41 Class IY
05/25/2040	3.500%	266,500	28,215
CMO STRIPS Series 417 Class C5
02/25/2043	3.500%	136,889	26,644
Government National Mortgage Association(m)
11/20/2047	3.500%	10,000,000	10,374,609
11/20/2047	4.000%	1,000,000	1,051,264
Government National Mortgage Association(l)
CMO Series 2012-129 Class AI
08/20/2037	3.000%	121,032	8,393
Total			34,118,259
Total Residential Mortgage-Backed Securities - Agency (Cost $34,376,596)			34,118,259

Residential Mortgage-Backed Securities - Non-Agency 0.0%

United States 0.0%
BCAP LLC Trust(e),(n)
CMO Series 2012-RR10 Class 2A1
09/26/2036	3.596%	36,413	36,658
Citigroup Mortgage Loan Trust, Inc.(e),(n)
CMO Series 2010-7 Class 3A4
12/25/2035	5.500%	53,017	53,095
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2012-7 Class 12A1
03/25/2036	3.257%	10,093	10,092
CMO Series 2013-2 Class 1A1
11/25/2037	3.601%	23,906	24,025
RBSSP Resecuritization Trust(e),(n)
CMO Series 2012-1 Class 5A2
12/27/2035	3.925%	93,553	86,120
Total			209,990
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $213,698)			209,990

U.S. Government & Agency Obligations 0.9%

United States 0.9%
Federal Home Loan Mortgage Corp.
01/13/2022	2.375%	2,882,000	2,923,512
Residual Funding Corp.(o)
STRIPS
04/15/2030	0.000%	4,250,000	2,955,157
Total			5,878,669
Total U.S. Government & Agency Obligations (Cost $5,862,660)			5,878,669

Money Market Funds 20.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.177%(a),(p)	129,112,975	129,112,975
Total Money Market Funds (Cost $129,111,225)		129,112,975
Total Investments (Cost $569,049,387)		646,915,929
Other Assets & Liabilities, Net		(24,492,481)
Net Assets		$622,423,448

At October 31, 2017, securities and/or cash totaling $8,437,836 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
56,461,117 USD	47,801,818 EUR	Barclays	11/21/2017	—	(720,765)
16,655,083 USD	1,862,651,135 JPY	BNP Paribas	11/21/2017	—	(260,063)
2,141,285 USD	2,451,000,000 KRW	Citi	11/21/2017	49,397	—
3,536,000 CAD	2,839,748 USD	Citi	12/07/2017	98,007	—
10	Columbia Global Opportunities Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Global Opportunities Fund, October 31, 2017 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
7,991,000 DKK	1,274,193 USD	Citi	12/07/2017	20,648	—
9,883,000 ILS	2,833,722 USD	Citi	12/07/2017	23,783	—
428,602,000 JPY	3,829,313 USD	Citi	12/07/2017	53,720	—
6,089,900,000 KRW	5,377,110 USD	Citi	12/07/2017	—	(70,391)
16,775,000 NOK	2,125,779 USD	Citi	12/07/2017	70,229	—
28,123,000 THB	850,275 USD	Citi	12/07/2017	3,632	—
6,382,730 USD	8,164,000 AUD	Citi	12/07/2017	—	(136,713)
4,956,804 USD	4,819,000 CHF	Citi	12/07/2017	—	(114,695)
9,631,981 USD	8,113,000 EUR	Citi	12/07/2017	—	(162,775)
4,430,641 USD	3,335,000 GBP	Citi	12/07/2017	3,436	—
1,272,791 USD	10,304,000 SEK	Citi	12/07/2017	—	(39,403)
709,133 USD	958,000 SGD	Citi	12/07/2017	—	(6,124)
1,280,315 USD	1,248,000 CHF	Credit Suisse	11/21/2017	—	(27,768)
557,265 USD	3,511,000 DKK	Credit Suisse	11/21/2017	—	(7,044)
6,625,000 NOK	834,368 USD	HSBC	11/21/2017	22,904	—
625,000 AUD	486,813 USD	Morgan Stanley	11/21/2017	8,568	—
18,413,196 USD	23,640,000 AUD	Morgan Stanley	11/21/2017	—	(324,069)
11,605,606 USD	14,497,000 CAD	Morgan Stanley	11/21/2017	—	(366,727)
17,883,057 USD	13,545,000 GBP	Standard Chartered	11/21/2017	116,685	—
345,191 USD	2,780,000 SEK	Standard Chartered	11/21/2017	—	(12,760)
Total				471,009	(2,249,297)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Australian 10-Year Bond	267	12/2017	AUD	34,403,762	—	(184,937)
Canadian Government 10-Year Bond	18	12/2017	CAD	2,490,920	—	(8,814)
Euro-Bund	425	12/2017	EUR	69,184,734	227,265	—
Euro-Buxl 30-Year Bond	16	12/2017	EUR	2,679,576	—	(17,194)
Japanese 10-Year Government Bond	16	12/2017	JPY	2,416,446,645	—	(76,608)
MSCI Emerging Markets Index	72	12/2017	USD	4,047,120	114,476	—
Russell 2000 E-mini	2	12/2017	USD	150,270	10,000	—
S&P 500 E-mini	48	12/2017	USD	6,174,480	142,541	—
S&P/TSE 60 Index	39	12/2017	CAD	7,375,680	396,209	—
TOPIX Index	52	12/2017	JPY	916,760,000	891,067	—
U.S. Treasury 10-Year Note	84	12/2017	USD	10,565,089	—	(143,231)
U.S. Treasury 5-Year Note	514	12/2017	USD	60,501,825	—	(599,305)
Total					1,781,558	(1,030,089)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
EURO STOXX 50	(167)	12/2017	EUR	(6,142,260)	—	(366,815)
Euro-BTP	(101)	12/2017	EUR	(14,284,302)	—	(471,937)
FTSE 100 Index	(178)	12/2017	GBP	(13,292,150)	—	(242,046)
U.S. Treasury 10-Year Note	(330)	12/2017	USD	(41,505,707)	558,617	—
U.S. Treasury 2-Year Note	(25)	12/2017	USD	(5,397,414)	23,390	—
U.S. Treasury 5-Year Note	(3)	12/2017	GBP	(379,876)	9,526	—
U.S. Treasury Ultra 10-Year Note	(23)	12/2017	USD	(3,121,636)	45,951	—
U.S. Ultra Bond	(20)	12/2017	USD	(3,366,636)	66,824	—
Total					704,308	(1,080,798)

Columbia Global Opportunities Fund | Quarterly Report 2017	11

Portfolio of Investments   (continued)
Columbia Global Opportunities Fund, October 31, 2017 (Unaudited)
Cleared interest rate swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
3-Month USD LIBOR-BBA	Fixed rate of 1.794%	Receives Quarterly, Pays Semi annually	Morgan Stanley	08/19/2046	USD	3,500,000	613,964	—	—	613,964	—
3-Month USD LIBOR-BBA	Fixed rate of 1.788%	Receives Quarterly, Pays Semi annually	Morgan Stanley	08/19/2046	USD	1,000,000	176,727	—	—	176,727	—
3-Month USD LIBOR-BBA	Fixed rate of 1.787%	Receives Quarterly, Pays Semi annually	Morgan Stanley	08/31/2046	USD	2,500,000	441,549	—	—	441,549	—
3-Month USD LIBOR-BBA	Fixed rate of 1.921%	Receives Quarterly, Pays Semi annually	Morgan Stanley	09/16/2046	USD	1,500,000	223,548	—	—	223,548	—
Total							1,455,788	—	—	1,455,788	—

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America Investment Grade Index, Series 29	Morgan Stanley	12/20/2027	1.000	Quarterly	0.524	USD	10,700,000	297,604	—	—	297,604	—
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended October 31, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Net change in unrealized appreciation (depreciation) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Commodity Strategy Fund, Class Y Shares	3,441,586	2,265,996	—	5,707,582	—	695,814	—	32,019,535
Columbia Diversified Absolute Return Fund, Class Y Shares	1,128,306	—	—	1,128,306	—	(33,849)	—	10,809,176
Columbia Mortgage Opportunities Fund, Class Y Shares	1,038,948	10,660	—	1,049,608	—	(9,895)	105,897	10,475,092
Columbia Short-Term Cash Fund, 1.177%	155,847,683	43,944,308	(70,679,016)	129,112,975	2,616	(2,616)	424,778	129,112,975
Total	161,456,523	46,220,964	(70,679,016)	136,998,471	2,616	649,454	530,675	182,416,778

(b)	Non-income producing investment.
(c)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At October 31, 2017, the value of these securities amounted to $66,155, which represents 0.01% of net assets.
(d)	Valuation based on significant unobservable inputs.
(e)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At October 31, 2017, the value of these securities amounted to $25,482,675, which represents 4.09% of net assets.
(f)	Represents fractional shares.
(g)	Negligible market value.
(h)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(i)	Variable rate security.
12	Columbia Global Opportunities Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Global Opportunities Fund, October 31, 2017 (Unaudited)
Notes to Portfolio of Investments  (continued)
(j)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(k)	Principal and interest may not be guaranteed by the government.
(l)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(m)	Represents a security purchased on a when-issued basis.
(n)	Represents a variable rate security where the coupon rate adjusts periodically using the weighted average coupon of the underlying mortgages.
(o)	Zero coupon bond.
(p)	The rate shown is the seven-day current annualized yield at October 31, 2017.
Abbreviation Legend
ADR	American Depositary Receipt
CMO	Collateralized Mortgage Obligation
GDR	Global Depositary Receipt
STRIPS	Separate Trading of Registered Interest and Principal Securities
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
ILS	New Israeli Sheqel
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Columbia Global Opportunities Fund | Quarterly Report 2017	13

Portfolio of Investments   (continued)
Columbia Global Opportunities Fund, October 31, 2017 (Unaudited)
Fair value measurements  (continued)
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Alternative Strategies Funds	42,828,711	—	—	—	42,828,711
Common Stocks
Argentina	1,470,746	—	—	—	1,470,746
Australia	—	2,583,490	—	—	2,583,490
Belgium	58,281	305,486	—	—	363,767
Brazil	2,391,037	—	—	—	2,391,037
Canada	5,323,889	—	—	—	5,323,889
China	5,697,920	10,325,490	—	—	16,023,410
Denmark	—	3,989,144	—	—	3,989,144
Finland	—	2,662,736	—	—	2,662,736
France	145,017	14,484,235	—	—	14,629,252
Germany	—	6,609,394	—	—	6,609,394
Hong Kong	—	1,997,777	—	—	1,997,777
India	387,752	4,665,110	—	—	5,052,862
Indonesia	—	1,911,354	—	—	1,911,354
Ireland	1,951,665	1,384,462	—	—	3,336,127
Israel	107,540	3,820,940	—	—	3,928,480
Italy	—	465,083	—	—	465,083
Japan	—	37,464,299	—	—	37,464,299
Malta	—	—	1	—	1
Marshall Islands	44,308	—	—	—	44,308
Mexico	436,586	—	—	—	436,586
14	Columbia Global Opportunities Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Global Opportunities Fund, October 31, 2017 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Netherlands	—	5,232,709	—	—	5,232,709
Norway	—	2,520,614	—	—	2,520,614
Panama	6,867	—	—	—	6,867
Peru	396,260	—	—	—	396,260
Philippines	—	396,023	—	—	396,023
Poland	—	863,632	—	—	863,632
Portugal	—	—	22,410	—	22,410
Puerto Rico	114,375	—	—	—	114,375
Russian Federation	1,161,691	4,305,205	—	—	5,466,896
Singapore	5,063,377	1,993,809	—	—	7,057,186
South Africa	—	3,444,613	—	—	3,444,613
South Korea	—	9,729,288	—	—	9,729,288
Spain	—	6,037,104	—	—	6,037,104
Sweden	—	3,456,178	—	—	3,456,178
Switzerland	—	6,602,782	—	—	6,602,782
Taiwan	—	3,856,820	—	—	3,856,820
Thailand	—	3,229,278	—	—	3,229,278
United Kingdom	2,415,733	19,697,429	—	—	22,113,162
United States	177,714,977	—	43,744	—	177,758,721
Virgin Islands	194,502	—	—	—	194,502
Total Common Stocks	205,082,523	164,034,484	66,155	—	369,183,162
Corporate Bonds & Notes	—	7,311,608	—	—	7,311,608
Exchange-Traded Funds	4,500,683	—	—	—	4,500,683
Fixed-Income Funds	10,475,092	—	—	—	10,475,092
Foreign Government Obligations	—	43,296,780	—	—	43,296,780
Residential Mortgage-Backed Securities - Agency	—	34,118,259	—	—	34,118,259
Residential Mortgage-Backed Securities - Non-Agency	—	209,990	—	—	209,990
U.S. Government & Agency Obligations	—	5,878,669	—	—	5,878,669
Money Market Funds	—	—	—	129,112,975	129,112,975
Total Investments	262,887,009	254,849,790	66,155	129,112,975	646,915,929
Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	471,009	—	—	471,009
Futures Contracts	2,485,866	—	—	—	2,485,866
Swap Contracts	—	1,753,392	—	—	1,753,392
Liability
Forward Foreign Currency Exchange Contracts	—	(2,249,297)	—	—	(2,249,297)
Futures Contracts	(2,110,887)	—	—	—	(2,110,887)
Total	263,261,988	254,824,894	66,155	129,112,975	647,266,012
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain common stocks classified as Level 3 are valued using a market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the halt price of the security, the movement in observed market prices for other securities from the issuer, the movement in certain foreign or domestic market indices, and the estimated
Columbia Global Opportunities Fund | Quarterly Report 2017	15

Portfolio of Investments   (continued)
Columbia Global Opportunities Fund, October 31, 2017 (Unaudited)
Fair value measurements  (continued)
earnings of the respective company and market multiples derived from a set of comparable companies. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in estimated earnings of the respective company may result in a change to the comparable companies and market multiples utilized.
16	Columbia Global Opportunities Fund | Quarterly Report 2017

Portfolio of Investments
Columbia Floating Rate Fund, October 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 2.7%
Issuer	Shares	Value ($)
Consumer Discretionary 0.9%
Auto Components 0.1%
Delphi Automotive PLC	11,178	1,110,870
Automobiles —%
Dayco/Mark IV(a)	2,545	80,591
Diversified Consumer Services —%
Houghton Mifflin Harcourt Co.(a)	18,619	184,328
Household Durables —%
Rhodes Companies LLC (The)(a),(b),(c),(d)	109,053	0
Media 0.8%
Cengage Learning, Inc.(a)	77,986	623,888
Dex Media, Inc.(a),(d)	18,060	107,909
HIBU Midco Shares(a),(c),(d)	182,648	0
MGM Holdings II, Inc.(a)	68,207	6,569,187
Star Tribune Co. (The)(a),(b),(c),(d)	1,098	—
Tribune Media Co.	29,872	1,222,661
tronc, Inc.(a)	4,413	65,246
Total		8,588,891
Total Consumer Discretionary		9,964,680
Energy 0.4%
Oil, Gas & Consumable Fuels 0.4%
Arch Coal, Inc.	36,309	2,774,734
Contura Energy, Inc.	17,607	1,043,655
Linn Energy, Inc.(a),(d)	18,043	649,548
Total		4,467,937
Total Energy		4,467,937
Financials 0.1%
Capital Markets 0.1%
RCS Capital Corp.(a),(d)	54,917	1,620,051
Total Financials		1,620,051
Information Technology —%
Software —%
Physical Eagle Topco Ltd.(a),(b),(c),(d)	194,303	0
Total Information Technology		0
Materials 0.9%
Chemicals 0.9%
LyondellBasell Industries NV, Class A	91,857	9,509,955
Common Stocks (continued)
Issuer	Shares	Value ($)
Metals & Mining —%
Aleris International, Inc.(a)	16,833	496,574
Total Materials		10,006,529
Telecommunication Services —%
Diversified Telecommunication Services —%
Hawaiian Telcom Holdco, Inc.(a)	15,044	453,577
Total Telecommunication Services		453,577
Utilities 0.4%
Independent Power and Renewable Electricity Producers 0.4%
Samson Resources(a)	70,647	1,719,075
Templar Energy LLC(a),(d)	54,590	150,121
Vistra Energy Corp	105,843	2,057,588
Total		3,926,784
Total Utilities		3,926,784
Total Common Stocks (Cost $17,826,291)		30,439,558

Corporate Bonds & Notes 1.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Building Materials 0.1%
Core & Main LP(e)
08/15/2025	6.125%	1,296,000	1,320,409
Gaming 0.3%
Seminole Tribe of Florida, Inc.(e)
10/01/2020	7.804%	2,877,000	2,905,770
Tunica-Biloxi Gaming Authority(e),(f)
11/15/2016	0.000%	2,105,000	736,750
Total			3,642,520
Health Care 0.1%
Quorum Health Corp.
04/15/2023	11.625%	1,000,000	918,701
Media and Entertainment 0.3%
Urban One, Inc.(e)
02/15/2020	9.250%	3,000,000	2,829,438
Metals and Mining 0.0%
Noranda Aluminum Acquisition Corp. PIK(b),(d),(e)
10/20/2020	10.000%	27,817	834
Packaging 0.1%
Signode Industrial Group Luxembourg SA/US, Inc.(e)
05/01/2022	6.375%	1,000,000	1,038,918

Columbia Floating Rate Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, October 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Technology 0.2%
Dell International LLC/EMC Corp.(e)
06/15/2023	5.450%	2,325,000	2,552,397
Total Corporate Bonds & Notes (Cost $13,650,497)			12,303,217

Preferred Stocks —%
Issuer	Coupon Rate	Shares	Value ($)
Energy —%
Oil, Gas & Consumable Fuels —%
Contura/Alpha Natural Resources, Inc. Holding Co.(a)	—	13,080	98,100
Contura/Alpha Natural Resources, Inc. ReorgCo.(a)	—	13,080	346,620
Total			444,720
Total Energy			444,720
Total Preferred Stocks (Cost $71,940)			444,720

Senior Loans 94.1%
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Aerospace & Defense 1.5%
Doncasters US Finance LLC(g),(h)
Tranche B Term Loan
3-month USD LIBOR + 3.500% 04/09/2020	4.833%	2,859,675	2,770,310
Engility Corp.(g),(h)
Tranche B2 Term Loan
3-month USD LIBOR + 4.750% 08/14/2023	4.492%	3,217,647	3,255,004
Leidos Innovations Corp.(g),(h)
Tranche B Term Loan
3-month USD LIBOR + 2.750% 08/16/2023	3.250%	4,987,313	5,019,531
TransDigm, Inc.(g),(h)
Tranche E Term Loan
3-month USD LIBOR + 2.750% 05/14/2022	4.272%	610,126	612,591
Tranche F Term Loan
3-month USD LIBOR + 3.000% 06/09/2023	4.274%	4,917,354	4,936,433
Total			16,593,869
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Airlines 1.2%
American Airlines, Inc.(g),(h)
Term Loan
3-month USD LIBOR + 2.000% 06/27/2020	3.240%	3,834,779	3,843,829
Tranche B Term Loan
3-month USD LIBOR + 2.500% 12/14/2023	3.739%	1,950,000	1,954,602
Delta Air Lines, Inc.(g),(h)
Tranche B1 Term Loan
3-month USD LIBOR + 2.500% 10/18/2018	3.739%	1,966,013	1,975,233
United Airlines, Inc.(g),(h)
Tranche B Term Loan
3-month USD LIBOR + 2.250% 04/01/2024	3.630%	5,472,500	5,495,758
Total			13,269,422
Automotive 1.1%
Allison Transmission, Inc.(g),(h)
Tranche B3 Term Loan
3-month USD LIBOR + 2.500% 09/23/2022	3.250%	2,522,897	2,536,571
Dayco Products LLC(d),(g),(h)
Term Loan
3-month USD LIBOR + 5.000% 05/19/2023	6.317%	3,216,937	3,233,022
DexKo Global, Inc.(g),(h)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 4.000% 07/24/2024	5.365%	1,500,000	1,510,005
FCA US LLC(g),(h)
Tranche B Term Loan
3-month USD LIBOR + 2.500% 12/31/2018	3.240%	579,993	581,443
Goodyear Tire & Rubber Co. (The)(g),(h)
2nd Lien Term Loan
3-month USD LIBOR + 3.750% 04/30/2019	3.240%	1,133,333	1,137,583
Horizon Global Corp.(d),(g),(h)
Term Loan
3-month USD LIBOR + 4.500% 06/30/2021	5.742%	1,278,577	1,284,970
Navistar, Inc.(g),(h)
Tranche B Term Loan
3-month USD LIBOR + 4.000% 08/07/2020	5.240%	2,156,000	2,156,000
Total			12,439,594

2	Columbia Floating Rate Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, October 31, 2017 (Unaudited)
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Brokerage/Asset Managers/Exchanges 0.3%
Aretec Group, Inc.
	0.000%	966,436	961,604
Aretec Group, Inc.(g),(h)
2nd Lien Term Loan PIK
3-month USD LIBOR + 7.500% 05/23/2021	0.000%	1,193,659	1,187,690
Greenhill & Co., Inc.(g),(h)
Term Loan
3-month USD LIBOR + 3.750% 10/12/2022	5.047%	1,650,000	1,656,188
Total			3,805,482
Building Materials 1.3%
American Bath Group LLC(g),(h)
1st Lien Term Loan
3-month USD LIBOR + 5.250% 09/30/2023	6.583%	5,210,526	5,252,888
Associated Asphalt Partners LLC(g),(h)
Tranche B Term Loan
3-month USD LIBOR + 5.250% 04/05/2024	6.492%	1,970,063	1,927,371
HD Supply, Inc.(g),(h)
Tranche B3 Term Loan
3-month USD LIBOR + 2.250% 08/13/2021	3.583%	1,137,043	1,146,992
Tranche B4 Term Loan
3-month USD LIBOR + 2.500% 10/17/2023	3.833%	397,000	401,220
QUIKRETE Holdings, Inc.(g),(h)
1st Lien Term Loan
3-month USD LIBOR + 2.750% 11/15/2023	3.992%	4,521,857	4,541,934
SRS Distribution, Inc.(g),(h)
Tranche B2 2nd Lien Term Loan
3-month USD LIBOR + 8.750% 02/24/2023	9.992%	1,000,000	1,023,750
Tranche B4 1st Lien Term Loan
3-month USD LIBOR + 4.250% 08/25/2022	4.530%	497,468	501,408
Total			14,795,563
Cable and Satellite 2.6%
Atlantic Broadband Finance, LLC(g),(h),(i)
Term Loan
3-month USD LIBOR + 2.375% 08/09/2024	0.000%	4,500,000	4,495,005
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Charter Communications Operating LLC(g),(h)
Tranche H1 Term Loan
3-month USD LIBOR + 2.000% 01/15/2022	3.250%	1,108,125	1,112,702
Tranche I1 Term Loan
3-month USD LIBOR + 2.250% 01/15/2024	3.500%	1,928,175	1,941,942
CSC Holdings LLC(g),(h)
Term Loan
3-month USD LIBOR + 2.250% 07/17/2025	3.489%	2,492,712	2,488,699
Encompass Digital Media, Inc.(g),(h)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 4.500% 06/06/2021	5.840%	1,893,181	1,793,789
Encompass Digital Media, Inc.(d),(g),(h)
Tranche B 2nd Lien Term Loan
3-month USD LIBOR + 7.750% 06/06/2022	9.090%	1,500,000	1,410,000
MCC Iowa LLC(g),(h)
Tranche H Term Loan
3-month USD LIBOR + 2.500% 01/29/2021	3.710%	1,436,250	1,436,695
Mediacom Broadband LLC(g),(h),(i)
Term Loan
3-month USD LIBOR + 2.000% 01/24/2025	3.357%	2,000,000	2,005,840
Quebecor Media, Inc.(g),(h)
Tranche B1 Term Loan
3-month USD LIBOR + 2.500% 08/17/2020	3.565%	1,920,000	1,924,800
Telesat Canada(g),(h)
Tranche B4 Term Loan
3-month USD LIBOR + 3.000% 11/17/2023	4.320%	5,901,867	5,933,206
Virgin Media Bristol LLC(g),(h)
Tranche I Term Loan
3-month USD LIBOR + 2.750% 01/31/2025	3.989%	4,175,000	4,190,656
Total			28,733,334
Chemicals 6.7%
Aruba Investments, Inc.(d),(g),(h)
Tranche B1 Term Loan
3-month USD LIBOR + 3.500% 02/02/2022	4.833%	2,474,684	2,483,964
Ascend Performance Materials Operations LLC(d),(g),(h)
Tranche B Term Loan
3-month USD LIBOR + 5.500% 08/12/2022	6.583%	1,777,500	1,790,831

Columbia Floating Rate Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, October 31, 2017 (Unaudited)
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Atotech USA, Inc.(g),(h)
Tranche B1 Term Loan
3-month USD LIBOR + 3.000% 01/31/2024	4.333%	1,670,812	1,681,957
Axalta Coating Systems Dutch Holding BBV/US Holdings, Inc.(g),(h)
Tranche B2 Term Loan
3-month USD LIBOR + 2.000% 06/01/2024	3.333%	1,172,062	1,177,923
Chemours Co. (The)(g),(h)
Tranche B1 Term Loan
3-month USD LIBOR + 2.500% 05/12/2022	3.750%	1,719,432	1,733,050
ColourOz Investment 1 GmbH(g),(h)
Tranche C 1st Lien Term Loan
3-month USD LIBOR + 3.500% 09/07/2021	4.365%	592,165	572,179
ColourOz Investment 2 LLC(g),(h)
Tranche B2 1st Lien Term Loan
3-month USD LIBOR + 3.500% 09/07/2021	4.365%	3,582,113	3,461,216
DuBois Chemicals, Inc.(g),(h)
1st Lien Term Loan
3-month USD LIBOR + 3.750% 03/15/2024	4.992%	1,347,050	1,350,418
DuBois Chemicals, Inc.(g),(h),(i),(j)
Delayed Draw 1st Lien Term Loan
3-month USD LIBOR + 3.750% 03/15/2024	0.000%	96,667	96,908
Duke Finance LLC(g),(h)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 4.250% 02/21/2024	5.583%	3,871,395	3,905,270
Flint Group GMBH(g),(h)
Tranche B8 1st Lien Term Loan
3-month USD LIBOR + 3.000% 09/07/2021	4.365%	820,875	793,170
HII Holding Corp.(g),(h)
1st Lien Term Loan
3-month USD LIBOR + 3.000% 12/20/2019	4.583%	1,868,350	1,869,527
HII Holding Corp.(d),(g),(h)
2nd Lien Term Loan
3-month USD LIBOR + 8.250% 12/21/2020	9.833%	2,150,000	2,158,063
Ineos US Finance LLC(g),(h)
Term Loan
3-month USD LIBOR + 2.750% 03/31/2022	3.941%	2,836,426	2,837,759
3-month USD LIBOR + 2.750% 04/01/2024	3.941%	2,048,187	2,049,478
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Ineos US Finance LLC(g),(h),(i)
Tranche B Term Loan
3-month USD LIBOR + 2.000% 03/29/2024	0.000%	5,150,000	5,153,244
KMG Chemicals, Inc.(g),(h)
Term Loan
3-month USD LIBOR + 4.750% 06/15/2024	5.492%	1,316,364	1,326,236
Kraton Polymers LLC(g),(h)
Term Loan
3-month USD LIBOR + 3.000% 01/06/2022	4.242%	1,173,709	1,189,613
MacDermid, Inc.(g),(h)
Tranche B6 Term Loan
3-month USD LIBOR + 3.000% 06/07/2023	4.242%	4,461,204	4,486,321
Minerals Technologies, Inc.(g),(h)
Tranche B1 Term Loan
3-month USD LIBOR + 2.250% 02/14/2024	3.517%	1,549,873	1,560,846
Nexeo Solutions LLC(g),(h)
Tranche B Term Loan
3-month USD LIBOR + 3.750% 06/09/2023	5.093%	5,579,587	5,628,408
Omnova Solutions, Inc.(d),(g),(h)
Tranche B2 Term Loan
3-month USD LIBOR + 4.250% 08/25/2023	5.492%	1,608,750	1,624,838
PolyOne Corp.(g),(h)
Tranche B3 Term Loan
3-month USD LIBOR + 2.000% 11/11/2022	3.239%	4,447,242	4,475,037
PQ Corp.(g),(h)
Tranche B1 Term Loan
3-month USD LIBOR + 3.250% 11/04/2022	4.630%	2,595,347	2,626,180
Ravago Holdings America, Inc.(g),(h)
Term Loan
3-month USD LIBOR + 4.000% 07/13/2023	4.570%	3,952,475	3,969,787
Solenis International LP/Holdings 3 LLC(g),(h)
1st Lien Term Loan
3-month USD LIBOR + 3.250% 07/31/2021	4.567%	2,392,225	2,401,794
Trinseo Materials Operating SCA/Finance, Inc.(g),(h)
Tranche B Term Loan
3-month USD LIBOR + 2.500% 09/06/2024	3.742%	1,962,466	1,977,185

4	Columbia Floating Rate Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, October 31, 2017 (Unaudited)
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Tronox Finance LLC(g),(h)
1st Lien Term Loan
3-month USD LIBOR + 3.000% 09/23/2024	4.323%	2,500,000	2,519,800
Univar USA, Inc.(g),(h)
Tranche B2 Term Loan
3-month USD LIBOR + 2.750% 07/01/2022	3.992%	5,353,867	5,380,636
Vantage Specialties, Inc.(g),(h),(i)
2nd Lien Term Loan
3-month USD LIBOR + 8.250% 10/20/2025	9.621%	2,400,000	2,394,000
Versum Materials, Inc.(g),(h)
Term Loan
3-month USD LIBOR + 2.500% 09/29/2023	3.333%	742,500	746,443
Total			75,422,081
Construction Machinery 1.8%
Columbus McKinnon Corp.(d),(g),(h)
Term Loan
3-month USD LIBOR + 3.000% 01/31/2024	4.333%	3,187,556	3,219,432
Doosan Bobcat, Inc.(g),(h)
Tranche B Term Loan
3-month USD LIBOR + 2.750% 05/18/2024	4.083%	4,402,875	4,432,594
Douglas Dynamics LLC(g),(h)
Term Loan
3-month USD LIBOR + 3.000% 12/31/2021	4.250%	1,456,525	1,462,904
DXP Enterprises, Inc.(g),(h)
Term Loan
3-month USD LIBOR + 5.500% 08/29/2023	6.742%	3,025,000	3,032,563
North American Lifting Holdings, Inc.(d),(g),(h)
1st Lien Term Loan
3-month USD LIBOR + 4.500% 11/27/2020	5.833%	2,394,984	2,251,285
Vertiv Group Corp.(g),(h)
Tranche B Term Loan
3-month USD LIBOR + 4.000% 11/30/2023	5.242%	5,806,035	5,845,980
Total			20,244,758
Consumer Cyclical Services 2.5%
AlixPartners LLP(g),(h)
Term Loan
3-month USD LIBOR + 3.000% 04/04/2024	4.083%	1,990,000	1,998,716
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Creative Artists Agency LLC(g),(h)
Term Loan
3-month USD LIBOR + 3.500% 02/15/2024	4.739%	6,600,125	6,666,126
DTZ US Borrower LLC/Aus Holdco PTY Ltd.(g),(h)
2nd Lien Term Loan
3-month USD LIBOR + 8.250% 11/04/2022	9.630%	1,167,571	1,185,085
DTZ US Borrower LLC/AUS Holdco PTY Ltd.(g),(h)
1st Lien Term Loan
3-month USD LIBOR + 3.250% 11/04/2021	4.586%	1,912,219	1,922,679
IG Investments Holdings LLC(g),(h)
Term Loan
3-month USD LIBOR + 4.000% 10/31/2021	5.333%	1,423,380	1,438,511
ServiceMaster Co. LLC (The)(g),(h)
Tranche C Term Loan
3-month USD LIBOR + 2.500% 11/08/2023	3.742%	2,654,938	2,666,221
Trans Union LLC(g),(h)
Tranche B3 Term Loan
3-month USD LIBOR + 2.000% 04/10/2023	3.242%	4,410,308	4,422,701
USS Ultimate Holdings, Inc.(g),(h)
1st Lien Term Loan
3-month USD LIBOR + 3.750% 08/25/2024	4.992%	2,000,000	2,017,500
Weight Watchers International, Inc.(g),(h)
Tranche B2 Term Loan
3-month USD LIBOR + 3.250% 04/02/2020	4.555%	5,806,412	5,746,896
Total			28,064,435
Consumer Products 1.6%
Interior Logic Group, Inc.(d),(g),(h)
Term Loan
3-month USD LIBOR + 6.000% 03/01/2024	7.316%	1,950,000	1,945,125
Prestige Brands, Inc.(g),(h)
Tranche B4 Term Loan
3-month USD LIBOR + 2.750% 01/26/2024	3.992%	1,767,396	1,777,064
Serta Simmons Bedding LLC(g),(h)
1st Lien Term Loan
3-month USD LIBOR + 3.500% 11/08/2023	4.830%	3,438,962	3,384,386
2nd Lien Term Loan
3-month USD LIBOR + 8.000% 11/08/2024	9.312%	1,898,667	1,794,240

Columbia Floating Rate Fund | Quarterly Report 2017	5

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, October 31, 2017 (Unaudited)
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Steinway Musical Instruments, Inc.(g),(h)
1st Lien Term Loan
3-month USD LIBOR + 3.750% 09/19/2019	4.992%	1,732,656	1,688,265
Varsity Brands Holding Co.(g),(h)
1st Lien Term Loan
3-month USD LIBOR + 4.000% 12/10/2021	4.738%	3,618,670	3,650,334
Wilsonart LLC(g),(h)
Tranche D Term Loan
3-month USD LIBOR + 3.250% 12/19/2023	4.590%	3,377,016	3,406,565
Total			17,645,979
Diversified Manufacturing 4.2%
Accudyne Industries Borrower SCA/LLC(g),(h)
Term Loan
3-month USD LIBOR + 3.500% 08/18/2024	5.083%	3,000,000	3,021,750
Allnex & Cy SCA(g),(h)
Tranche B2 Term Loan
3-month USD LIBOR + 4.250% 09/13/2023	4.567%	2,443,009	2,458,278
Tranche B3 Term Loan
3-month USD LIBOR + 4.250% 09/13/2023	4.567%	1,840,540	1,852,043
Apex Tool Group LLC(g),(h)
Term Loan
3-month USD LIBOR + 3.250% 01/31/2020	4.500%	2,499,568	2,474,122
Bright Bidco BV(g),(h)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 4.500% 06/30/2024	5.817%	4,638,375	4,698,303
Crosby US Acquisition Corp.(g),(h)
1st Lien Term Loan
3-month USD LIBOR + 3.000% 11/23/2020	4.315%	842,188	797,450
2nd Lien Term Loan
3-month USD LIBOR + 6.000% 11/22/2021	7.315%	2,000,000	1,668,000
Filtration Group Corp.(g),(h)
1st Lien Term Loan
3-month USD LIBOR + 3.250% 11/23/2020	4.380%	4,388,457	4,419,528
Forterra Finance LLC(g),(h)
Term Loan
3-month USD LIBOR + 3.000% 10/25/2023	4.242%	2,556,339	2,132,958
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Gardner Denver, Inc.(g),(h)
Tranche B1 Term Loan
3-month USD LIBOR + 2.750% 07/30/2024	4.083%	4,820,441	4,846,616
Gates Global LLC(g),(h)
Tranche B1 Term Loan
3-month USD LIBOR + 3.250% 04/01/2024	4.583%	3,638,029	3,661,240
Harsco Corp.(g),(h)
Term Loan
3-month USD LIBOR + 5.000% 11/02/2023	6.250%	1,985,000	1,998,240
Hyster-Yale Group, Inc.(g),(h)
Term Loan
3-month USD LIBOR + 4.000% 05/30/2023	5.242%	1,530,625	1,545,931
LTI Holdings, Inc.(g),(h)
1st Lien Term Loan
3-month USD LIBOR + 4.750% 05/16/2024	5.992%	2,094,750	2,110,461
Rexnord LLC(g),(h)
Tranche B Term Loan
3-month USD LIBOR + 2.750% 08/21/2023	4.085%	4,480,590	4,505,816
Tyco International Holdings SARL(g),(h)
Term Loan
3-month USD LIBOR + 1.500% 03/02/2020	3.093%	2,650,500	2,643,874
Welbilt, Inc.(g),(h)
Tranche B Term Loan
3-month USD LIBOR + 3.000% 03/03/2023	3.992%	2,565,597	2,585,917
Total			47,420,527
Electric 4.3%
AES Corp. (The)(g),(h)
Term Loan
3-month USD LIBOR + 2.000% 05/24/2022	3.317%	2,537,250	2,541,487
Astoria Energy LLC(g),(h)
Tranche B Term Loan
3-month USD LIBOR + 4.000% 12/24/2021	5.250%	4,240,147	4,269,319
Calpine Construction Finance Co. LP(g),(h)
Tranche B1 Term Loan
3-month USD LIBOR + 2.250% 05/03/2020	3.500%	885,074	885,074

6	Columbia Floating Rate Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, October 31, 2017 (Unaudited)
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Calpine Corp.(g),(h)
Term Loan
3-month USD LIBOR + 3.000% 05/31/2023	4.090%	2,863,750	2,875,864
3-month USD LIBOR + 2.750% 01/15/2024	4.090%	2,227,215	2,236,948
Eastern Power LLC/Covert Midco LLC/TPF II LC LLC(g),(h)
Term Loan
3-month USD LIBOR + 4.000% 10/02/2023	4.992%	5,080,779	5,118,885
EFS Cogen Holdings I LLC(g),(h)
Tranche B Term Loan
3-month USD LIBOR + 4.250% 06/28/2023	4.840%	2,207,586	2,222,178
Energy Future Intermediate Holding Co. LLC(g),(h),(k)
Debtor in Possession Term Loan
3-month USD LIBOR + 3.000% 06/30/2018	4.242%	5,400,000	5,433,750
Helix General Funding LLC(g),(h)
Term Loan
3-month USD LIBOR + 3.750% 06/03/2024	5.083%	2,009,639	2,029,957
MRP Generation Holdings, LLC(d),(g),(h)
Term Loan
3-month USD LIBOR + 7.000% 10/18/2022	8.333%	5,123,250	4,809,451
Nautilus Power, LLC(g),(h)
Term Loan
3-month USD LIBOR + 4.500% 05/16/2024	5.742%	2,992,500	2,999,054
Southeast PowerGen LLC(g),(h)
Tranche B Term Loan
3-month USD LIBOR + 3.500% 12/02/2021	4.840%	1,397,260	1,306,439
Vistra Operations Co. LLC(g),(h)
Term Loan
3-month USD LIBOR + 4.000% 08/04/2023	4.011%	1,899,220	1,904,499
3-month USD LIBOR + 3.250% 12/14/2023	4.010%	893,250	899,449
Tranche C Term Loan
3-month USD LIBOR + 4.000% 08/04/2023	4.084%	436,429	437,576
Viva Alamo LLC(g),(h)
Term Loan
3-month USD LIBOR + 4.250% 02/22/2021	5.567%	5,610,574	5,540,442
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
WG Partners Acquisition LLC(d),(g),(h)
Tranche B Term Loan
3-month USD LIBOR + 4.000% 11/15/2023	5.333%	3,112,372	3,120,153
Total			48,630,525
Environmental 1.6%
Advanced Disposal Services, Inc.(g),(h)
Term Loan
3-month USD LIBOR + 2.750% 11/10/2023	3.952%	5,228,816	5,273,261
EnergySolutions LLC(g),(h)
Term Loan
3-month USD LIBOR + 5.750% 05/29/2020	6.090%	1,989,036	2,028,817
STI Infrastructure SARL(g),(h)
Term Loan
3-month USD LIBOR + 5.250% 08/22/2020	6.583%	3,834,939	3,580,874
WCA Waste Systems, Inc.(d),(g),(h)
Term Loan
3-month USD LIBOR + 3.000% 08/11/2023	3.989%	3,366,000	3,366,000
Wrangler Buyer Corp./Waste Industries USA, Inc.(g),(h)
Term Loan
3-month USD LIBOR + 3.000% 09/27/2024	4.242%	3,175,000	3,201,638
Total			17,450,590
Finance Companies 1.3%
Avolon Borrower 1 LLC(g),(h)
Tranche B2 Term Loan
3-month USD LIBOR + 2.250% 03/21/2022	3.488%	8,321,625	8,383,538
FinCo I LLC(g),(h)
Term Loan
3-month USD LIBOR + 2.750% 07/14/2022	2.750%	6,200,000	6,288,350
Total			14,671,888
Food and Beverage 2.7%
Aramark Intermediate HoldCo Corp.(g),(h)
Tranche B Term Loan
3-month USD LIBOR + 2.000% 03/28/2024	3.242%	5,251,535	5,267,972
Blue Buffalo Pet Products, Inc.(g),(h)
Term Loan
3-month USD LIBOR + 2.000% 05/27/2024	3.242%	3,790,500	3,811,841

Columbia Floating Rate Fund | Quarterly Report 2017	7

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, October 31, 2017 (Unaudited)
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Del Monte Foods, Inc.(g),(h)
2nd Lien Term Loan
3-month USD LIBOR + 7.250% 08/18/2021	8.690%	2,000,000	1,135,000
Dole Food Co., Inc.(g),(h)
Tranche B Term Loan
3-month USD LIBOR + 3.000% 04/06/2024	4.013%	2,807,344	2,817,871
Hostess Brands LLC(g),(h)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 2.500% 08/03/2022	3.742%	2,167,123	2,177,959
JBS USA Lux SA(g),(h)
Term Loan
3-month USD LIBOR + 2.500% 10/30/2022	3.739%	5,298,375	5,182,500
Pinnacle Foods Finance LLC(g),(h)
Term Loan
3-month USD LIBOR + 2.000% 02/02/2024	3.232%	5,558,000	5,585,790
US Foods, Inc.(g),(h)
Term Loan
3-month USD LIBOR + 3.250% 06/27/2023	4.000%	4,550,833	4,585,920
Total			30,564,853
Foreign Agencies 0.2%
Oxea Holding Vier GmbH(g),(h)
Tranche B2 Term Loan
3-month USD LIBOR + 3.500% 10/14/2024	4.875%	2,500,000	2,503,900
Gaming 5.4%
Affinity Gaming(g),(h)
2nd Lien Term Loan
3-month USD LIBOR + 8.250% 01/31/2025	9.492%	1,725,000	1,744,406
Term Loan
3-month USD LIBOR + 4.000% 07/01/2023	4.833%	2,523,810	2,541,173
Amaya Holdings BV(g),(h)
Tranche B3 1st Lien Term Loan
3-month USD LIBOR + 3.500% 08/01/2021	4.833%	6,048,645	6,088,506
Aristocrat Leisure Ltd.(g),(h)
Tranche B2 Term Loan
3-month USD LIBOR + 2.250% 10/20/2021	3.363%	1,461,538	1,470,088
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Boyd Gaming Corp.(g),(h)
Tranche B Term Loan
3-month USD LIBOR + 2.500% 09/15/2023	3.705%	1,337,503	1,345,033
Caesars Resort Collection LLC(g),(h),(i)
Term Loan
3-month USD LIBOR + 2.750% 10/02/2024	0.000%	4,000,000	4,024,280
CBAC Borrower LLC(g),(h)
Tranche B Term Loan
3-month USD LIBOR + 4.000% 07/08/2024	5.242%	4,350,000	4,394,849
Eldorado Resorts, Inc.(g),(h)
Term Loan
3-month USD LIBOR + 2.250% 04/17/2024	3.500%	1,506,478	1,508,362
Golden Nugget, Inc.(g),(h)
Tranche B Term Loan
3-month USD LIBOR + 3.250% 10/04/2023	4.526%	2,518,635	2,543,469
Greektown Holdings LLC(g),(h)
Term Loan
3-month USD LIBOR + 3.000% 04/25/2024	4.242%	1,945,125	1,951,933
Las Vegas Sands LLC(g),(h)
Term Loan
3-month USD LIBOR + 2.000% 03/29/2024	3.242%	2,804,807	2,820,429
Mohegan Tribal Gaming Authority(g),(h)
Tranche B Term Loan
3-month USD LIBOR + 4.500% 10/13/2023	5.242%	5,384,312	5,442,355
MotorCity Casino Hotel(g),(h)
Term Loan
3-month USD LIBOR + 3.500% 08/06/2021	3.992%	2,406,029	2,420,320
Penn National Gaming, Inc.(g),(h)
Tranche B Term Loan
3-month USD LIBOR + 2.500% 01/19/2024	3.742%	1,890,500	1,902,316
Scientific Games International, Inc.(d),(g),(h),(j),(l)
Term Loan
3-month USD LIBOR + 3.000% 10/19/2020	0.500%	1,900,000	1,672,000
Scientific Games International, Inc.(g),(h)
Tranche B4 Term Loan
3-month USD LIBOR + 3.500% 08/14/2024	4.516%	8,275,000	8,366,935

8	Columbia Floating Rate Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, October 31, 2017 (Unaudited)
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Seminole Tribe of Florida(g),(h)
Tranche B Term Loan
3-month USD LIBOR + 2.000% 07/08/2024	3.238%	2,275,000	2,284,601
Twin River Management Group, Inc.(g),(h)
Term Loan
3-month USD LIBOR + 4.250% 07/10/2020	4.833%	2,363,538	2,385,212
Yonkers Racing Corp.(g),(h)
1st Lien Term Loan
3-month USD LIBOR + 3.250% 05/31/2024	4.500%	5,112,188	5,121,798
Total			60,028,065
Health Care 6.0%
Acadia Healthcare Co., Inc.(g),(h)
Tranche B2 Term Loan
3-month USD LIBOR + 3.750% 02/16/2023	3.988%	1,547,438	1,554,695
Air Methods Corp.(g),(h)
Term Loan
3-month USD LIBOR + 3.500% 04/22/2024	4.833%	2,778,217	2,771,272
Alliance HealthCare Services, Inc.(c),(g),(h)
Term Loan
3-month USD LIBOR + 3.250% 06/03/2019	5.050%	0	0
Avantor Performance Materials Holdings, Inc.(g),(h),(i)
Term Loan
3-month USD LIBOR + 4.000% 09/20/2024	0.000%	2,375,000	2,387,302
Change Healthcare Holdings, Inc.(g),(h)
Term Loan
3-month USD LIBOR + 2.750% 03/01/2024	3.992%	7,885,375	7,927,010
CHS/Community Health Systems, Inc.(g),(h)
Tranche G Term Loan
3-month USD LIBOR + 2.750% 12/31/2019	4.067%	1,517,991	1,481,514
Tranche H Term Loan
3-month USD LIBOR + 3.000% 01/27/2021	4.317%	888,507	858,725
DaVita, Inc.(g),(h)
Tranche B Term Loan
3-month USD LIBOR + 2.750% 06/24/2021	3.992%	3,739,847	3,767,895
Envision Healthcare Corp.(g),(h)
Term Loan
3-month USD LIBOR + 3.000% 12/01/2023	4.250%	3,899,294	3,913,916
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
HC Group Holdings III, Inc.(d),(g),(h)
1st Lien Term Loan
3-month USD LIBOR + 5.000% 04/07/2022	6.317%	1,984,810	2,009,620
HCA, Inc.(g),(h)
Tranche B8 Term Loan
3-month USD LIBOR + 2.250% 02/15/2024	3.492%	3,970,050	3,994,863
INC Research Holdings, Inc.(g),(h)
Tranche B Term Loan
3-month USD LIBOR + 2.250% 08/01/2024	3.492%	2,953,125	2,968,363
Jaguar Holding Co. I LLC(g),(h)
Term Loan
3-month USD LIBOR + 2.750% 08/18/2022	4.040%	5,933,699	5,965,207
MPH Acquisition Holdings LLC(g),(h)
Term Loan
3-month USD LIBOR + 3.000% 06/07/2023	4.333%	1,886,635	1,904,162
National Mentor Holdings, Inc.(g),(h)
Tranche B Term Loan
3-month USD LIBOR + 3.750% 01/31/2021	4.333%	1,230,375	1,239,603
Onex Carestream Finance LP(g),(h)
1st Lien Term Loan
3-month USD LIBOR + 4.000% 06/07/2019	5.333%	1,666,360	1,668,860
Ortho-Clinical Diagnostics Holdings SARL(g),(h)
Term Loan
3-month USD LIBOR + 3.750% 06/30/2021	5.083%	5,427,724	5,452,637
PharMerica Corp.(g),(h),(i)
1st Lien Term Loan
3-month USD LIBOR + 3.500% 09/26/2024	0.000%	775,000	780,084
2nd lien Term Loan
3-month USD LIBOR + 7.750% 09/26/2025	0.000%	1,000,000	1,002,500
Quorum Health Corp.(g),(h)
Term Loan
3-month USD LIBOR + 5.750% 04/29/2022	8.067%	1,244,540	1,257,247
Select Medical Corp.(g),(h)
Tranche B Term Loan
3-month USD LIBOR + 3.500% 03/01/2021	4.850%	2,263,625	2,289,091

Columbia Floating Rate Fund | Quarterly Report 2017	9

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, October 31, 2017 (Unaudited)
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Sterigenics-Nordion Holdings LLC(g),(h)
Term Loan
3-month USD LIBOR + 3.000% 05/15/2022	4.242%	5,805,674	5,805,674
Team Health Holdings, Inc.(g),(h)
Term Loan
3-month USD LIBOR + 2.750% 02/06/2024	3.992%	6,012,269	5,959,661
Total			66,959,901
Healthcare REIT 0.2%
Quality Care Properties, Inc.(g),(h)
1st Lien Term Loan
3-month USD LIBOR + 5.250% 10/31/2022	6.492%	2,654,937	2,673,203
Independent Energy 0.3%
Ascent Resources-Marcellus LLC(f),(g)
1st Lien Term Loan
08/04/2020	0.000%	354,211	260,522
2nd Lien Term Loan
08/04/2021	0.000%	2,000,000	123,760
Chesapeake Energy Corp.(g),(h)
Tranche A Term Loan
3-month USD LIBOR + 7.500% 08/23/2021	8.814%	3,000,000	3,215,010
Total			3,599,292
Leisure 3.0%
24 Hour Fitness Worldwide, Inc.(g),(h)
Term Loan
3-month USD LIBOR + 3.750% 05/28/2021	5.085%	4,305,375	4,305,375
AMC Entertainment Holdings, Inc.(g),(h)
Term Loan
3-month USD LIBOR + 3.250% 12/15/2022	3.489%	2,269,313	2,268,791
3-month USD LIBOR + 0.000% 12/15/2023	3.489%	99,250	99,051
ClubCorp Club Operations, Inc.(g),(h)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 3.250% 09/18/2024	4.588%	4,300,000	4,316,125
Delta 2 SARL(g),(h)
Tranche B3 Term Loan
3-month USD LIBOR + 3.750% 02/01/2024	4.242%	4,845,036	4,880,356
Life Time Fitness, Inc.(g),(h)
Term Loan
3-month USD LIBOR + 3.000% 06/10/2022	4.317%	3,508,416	3,511,328
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Live Nation Entertainment, Inc.(g),(h)
Tranche B3 Term Loan
3-month USD LIBOR + 2.250% 10/31/2023	3.500%	1,910,570	1,918,537
Six Flags Theme Parks, Inc.(g),(h)
Tranche B Term Loan
3-month USD LIBOR + 2.750% 06/30/2022	3.241%	1,906,729	1,917,846
UFC Holdings LLC(g),(h)
1st Lien Term Loan
3-month USD LIBOR + 3.250% 08/18/2023	4.490%	4,930,212	4,968,964
William Morris Endeavor Entertainment LLC/IMG Worldwide Holdings, LLC(g),(h)
1st Lien Term Loan
3-month USD LIBOR + 3.250% 05/06/2021	4.640%	3,479,450	3,500,326
William Morris Endeavor Entertainment LLC/IMG Worldwide Holdings, LLC(d),(g),(h)
2nd Lien Term Loan
3-month USD LIBOR + 7.250% 05/06/2022	8.630%	1,733,333	1,742,000
Total			33,428,699
Lodging 1.1%
CityCenter Holdings LLC(g),(h)
Tranche B Term Loan
3-month USD LIBOR + 2.500% 04/18/2024	3.742%	3,441,375	3,455,588
Hilton Worldwide Finance LLC(g),(h)
Tranche B2 Term Loan
3-month USD LIBOR + 2.500% 10/25/2023	3.238%	5,664,195	5,699,597
RHP Hotel Properties LP(g),(h)
Tranche B Term Loan
3-month USD LIBOR + 2.250% 05/11/2024	3.560%	2,512,375	2,529,660
Total			11,684,845
Media and Entertainment 5.2%
Cengage Learning, Inc.(g),(h)
Term Loan
3-month USD LIBOR + 4.250% 06/07/2023	5.485%	2,890,945	2,703,930
Cumulus Media Holdings, Inc.(g),(h)
Term Loan
3-month USD LIBOR + 3.250% 12/23/2020	4.500%	2,948,429	2,557,762
Emerald Expositions Holding, Inc.(g),(h)
Term Loan
3-month USD LIBOR + 3.000% 05/22/2024	4.333%	3,017,437	3,051,384

10	Columbia Floating Rate Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, October 31, 2017 (Unaudited)
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Getty Images, Inc.(g),(h)
Term Loan
3-month USD LIBOR + 3.500% 10/18/2019	4.833%	3,000,375	2,615,217
Gray Television, Inc.(g),(h)
Tranche B2 Term Loan
3-month USD LIBOR + 2.500% 02/07/2024	3.735%	2,927,875	2,949,834
Hubbard Radio LLC(g),(h)
Term Loan
3-month USD LIBOR + 3.250% 05/27/2022	4.500%	2,420,000	2,416,975
iHeartCommunications, Inc.(g),(h)
Tranche D Term Loan
3-month USD LIBOR + 6.750% 01/30/2019	8.083%	7,958,970	5,949,330
Ion Media Networks, Inc.(g),(h)
Tranche B3 Term Loan
3-month USD LIBOR + 3.000% 12/18/2020	4.250%	2,389,492	2,404,426
Learfield Communications(g),(h)
1st Lien Term Loan
3-month USD LIBOR + 3.250% 12/01/2023	4.500%	2,828,625	2,842,768
Lions Gate Entertainment Corp.(d),(g),(h)
Tranche A Term Loan
3-month USD LIBOR + 2.500% 12/08/2021	3.242%	1,419,688	1,417,913
Lions Gate Entertainment Corp.(g),(h)
Tranche B Term Loan
3-month USD LIBOR + 3.000% 12/08/2023	4.242%	1,375,938	1,385,404
Mcgraw-Hill Global Education Holdings LLC(g),(h)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 4.000% 05/04/2022	5.242%	1,407,188	1,403,374
Mission Broadcasting, Inc.(g),(h)
Tranche B2 Term Loan
3-month USD LIBOR + 2.500% 01/17/2024	3.742%	306,306	308,003
Nexstar Broadcasting, Inc.(g),(h)
Tranche B2 Term Loan
3-month USD LIBOR + 2.500% 01/17/2024	3.742%	2,439,631	2,453,147
Nielsen Finance LLC(g),(h)
Tranche B4 Term Loan
3-month USD LIBOR + 2.000% 10/04/2023	3.238%	3,935,349	3,947,037
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Owl Finance PLC(g),(h)
Term Loan
3-month USD LIBOR + 7.000% 09/07/2021	8.309%	104,789	107,737
Owl Finance PLC(g)
Term Loan PIK
09/07/2065	8.500%	101,382	243,824
Radio One, Inc.(g),(h)
Term Loan
3-month USD LIBOR + 4.000% 04/18/2023	5.340%	5,970,000	5,858,062
Sinclair Television Group, Inc.(g),(h)
Tranche B Term Loan
3-month USD LIBOR + 2.250% 01/03/2024	3.500%	2,868,144	2,874,597
Sonifi Solutions, Inc.(b),(d),(f),(g)
Tranche C Term Loan PIK
03/28/2018	6.750%	433,441	173,376
Tribune Media Co.(g),(h)
Tranche B Term Loan
3-month USD LIBOR + 3.000% 12/27/2020	4.242%	166,798	166,955
Tranche C Term Loan
3-month USD LIBOR + 3.000% 01/26/2024	4.242%	3,450,269	3,455,651
UFC Holdings LLC(g),(h)
2nd Lien Term Loan
3-month USD LIBOR + 7.750% 08/18/2024	8.738%	1,000,000	1,015,000
Univision Communications, Inc.(g),(h)
1st Lien Term Loan
3-month USD LIBOR + 2.750% 03/15/2024	3.992%	6,341,779	6,317,998
Total			58,619,704
Metals and Mining 1.1%
Arch Coal, Inc.(g),(h)
Term Loan
3-month USD LIBOR + 4.000% 03/07/2024	4.492%	1,890,500	1,908,233
Contura Energy, Inc.(g),(h)
Term Loan
3-month USD LIBOR + 5.000% 03/18/2024	6.280%	5,626,000	5,566,252
Fairmount Santrol, Inc.(g),(h)
Tranche B2 Term Loan
3-month USD LIBOR + 3.500% 09/05/2019	6.750%	1,841,538	1,836,933

Columbia Floating Rate Fund | Quarterly Report 2017	11

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, October 31, 2017 (Unaudited)
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Foresight Energy LLC(g),(h)
Term Loan
3-month USD LIBOR + 5.750% 03/28/2022	7.083%	2,686,500	2,529,340
Noranda Aluminum Acquisition Corp.(f),(g)
Tranche B Term Loan
02/28/2019	0.000%	462,426	13,873
Total			11,854,631
Midstream 0.2%
Energy Transfer Equity LP(g),(h)
Term Loan
3-month USD LIBOR + 2.000% 02/02/2024	3.237%	683,364	681,922
Southcross Energy Partners LP(g),(h)
Term Loan
3-month USD LIBOR + 4.250% 08/04/2021	5.583%	1,761,980	1,488,873
Total			2,170,795
Oil Field Services 1.3%
Drillships Ocean Ventures, Inc.(f),(g)
Term Loan
07/25/2021	0.000%	1,608,750	1,433,798
Fieldwood Energy LLC(g),(h)
1st Lien Term Loan
3-month USD LIBOR + 7.125% 09/30/2020	8.458%	183,515	129,685
2nd Lien Term Loan
3-month USD LIBOR + 7.125% 09/30/2020	8.458%	309,096	110,502
Term Loan
3-month USD LIBOR + 7.000% 08/31/2020	8.333%	135,937	122,683
MRC Global US, Inc.(g),(h)
Term Loan
3-month USD LIBOR + 3.500% 09/20/2024	4.742%	6,825,000	6,910,312
Seadrill Operating LP(g),(h)
Term Loan
3-month USD LIBOR + 3.000% 02/21/2021	4.333%	2,150,109	1,631,009
Traverse Midstream Partners LLC(g),(h)
Term Loan
3-month USD LIBOR + 4.000% 09/27/2024	5.330%	4,575,000	4,633,331
Total			14,971,320
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Other Industry 2.7%
Booz Allen Hamilton, Inc.(g),(h)
Tranche B Term Loan
3-month USD LIBOR + 2.250% 06/30/2023	3.488%	1,816,066	1,821,968
Generac Power Systems, Inc.(g),(h)
Term Loan
3-month USD LIBOR + 2.250% 05/31/2023	3.585%	4,799,137	4,809,119
Harland Clarke Holdings Corp.(g),(h)
Tranche B5 Term Loan
3-month USD LIBOR + 6.000% 12/31/2021	7.333%	2,657,275	2,656,452
Tranche B6 Term Loan
3-month USD LIBOR + 5.500% 02/09/2022	6.833%	3,931,628	3,930,920
3-month USD LIBOR + 5.500% 02/09/2022	6.833%	775,000	774,860
Hillman Group, Inc. (The)(g),(h)
Term Loan
3-month USD LIBOR + 3.500% 06/30/2021	4.840%	2,442,938	2,458,206
Husky Injection Molding Systems Ltd.(g),(h)
Term Loan
3-month USD LIBOR + 3.250% 06/30/2021	4.492%	3,285,100	3,309,739
KAR Auction Services, Inc.(g),(h)
Tranche B4 Term Loan
3-month USD LIBOR + 2.250% 03/11/2021	3.625%	798,147	805,131
Lightstone Holdco LLC(g),(h)
Tranche B Term Loan
3-month USD LIBOR + 4.500% 01/30/2024	5.742%	3,558,636	3,570,878
Tranche C Term Loan
3-month USD LIBOR + 4.500% 01/30/2024	5.742%	221,739	222,502
Uber Technologies, Inc.(g),(h)
Term Loan
3-month USD LIBOR + 4.000% 07/13/2023	5.238%	5,724,694	5,760,473
Total			30,120,248
Other REIT 0.1%
ESH Hospitality, Inc.(g),(h)
Term Loan
3-month USD LIBOR + 2.500% 08/30/2023	3.742%	1,163,272	1,169,891

12	Columbia Floating Rate Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, October 31, 2017 (Unaudited)
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Other Utility 0.6%
EWT Holdings III Corp.(g),(h)
1st Lien Term Loan
3-month USD LIBOR + 3.750% 01/15/2021	5.083%	3,665,289	3,692,779
Sandy Creek Energy Associates LP(g),(h)
Term Loan
3-month USD LIBOR + 4.000% 11/09/2020	5.333%	2,952,776	2,498,373
Total			6,191,152
Packaging 5.1%
Anchor Glass Container Corp.(g),(h)
1st Lien Term Loan
3-month USD LIBOR + 2.750% 12/07/2023	4.018%	1,637,625	1,646,583
2nd Lien Term Loan
3-month USD LIBOR + 7.750% 12/07/2024	9.067%	1,000,000	1,008,330
Berry Global Group, Inc.(g),(h)
Tranche L Term Loan
3-month USD LIBOR + 2.250% 01/06/2021	3.488%	3,661,307	3,677,893
BWAY Holding Co.(g),(h)
Term Loan
3-month USD LIBOR + 3.250% 04/03/2024	4.598%	5,660,813	5,696,193
Charter NEX US, Inc.(g),(h)
1st Lien Term Loan
3-month USD LIBOR + 3.250% 05/16/2024	4.492%	1,546,125	1,555,139
Consolidated Container Co. LLC(g),(h)
1st Lien Term Loan
3-month USD LIBOR + 3.500% 05/22/2024	4.742%	1,900,000	1,913,775
Coveris Holdings SA(g),(h)
Tranche B1 Term Loan
3-month USD LIBOR + 4.250% 06/29/2022	5.583%	5,435,832	5,401,858
ICSH Parent, Inc.(d),(g),(h)
1st Lien Term Loan
3-month USD LIBOR + 4.000% 04/29/2024	5.370%	1,037,647	1,037,647
ICSH Parent, Inc.(g),(h),(i),(j)
Delayed Draw 1st Lien Term Loan
3-month USD LIBOR + 4.000% 04/29/2024	5.306%	187,353	187,353
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Novolex (g),(h)
Term Loan
3-month USD LIBOR + 3.250% 12/29/2023	4.335%	3,159,125	3,180,354
Packaging Coordinators Midco, Inc.(g),(h)
Term Loan
3-month USD LIBOR + 4.000% 06/30/2023	5.340%	2,320,625	2,320,625
Plastipak Holdings, Inc.(g),(h),(i)
Tranche B Term Loan
3-month USD LIBOR + 2.750% 10/14/2024	3.990%	2,700,000	2,718,900
Printpack Holdings, Inc.(g),(h)
Term Loan
3-month USD LIBOR + 4.000% 07/26/2023	4.250%	903,210	907,726
ProAmpac PG Borrower LLC(g),(h)
1st Lien Term Loan
3-month USD LIBOR + 4.000% 11/20/2023	5.295%	4,076,961	4,107,538
2nd Lien Term Loan
3-month USD LIBOR + 8.500% 11/18/2024	9.816%	3,300,000	3,341,250
Ranpak Corp.(g),(h)
Tranche B1 Term Loan
3-month USD LIBOR + 3.250% 10/01/2021	4.492%	1,653,329	1,656,768
Reynolds Group Holdings, Inc.(g),(h)
Term Loan
3-month USD LIBOR + 3.000% 02/05/2023	3.992%	5,688,158	5,720,126
SIG Combibloc Holdings SCA(g),(h)
Term Loan
3-month USD LIBOR + 3.000% 03/11/2022	4.242%	2,427,805	2,443,999
Signode Industrial Group SA(g),(h)
Tranche B Term Loan
3-month USD LIBOR + 2.750% 05/01/2021	4.035%	1,624,016	1,640,256
Tricorbraun Holdings, Inc.(g),(h)
1st Lien Term Loan
3-month USD LIBOR + 3.750% 11/30/2023	5.083%	2,007,557	2,019,100
Tricorbraun Holdings, Inc.(g),(h),(j),(l)
Delayed Draw 1st Lien Term Loan
3-month USD LIBOR + 3.750% 11/30/2023	3.750%	202,273	203,436

Columbia Floating Rate Fund | Quarterly Report 2017	13

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, October 31, 2017 (Unaudited)
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Trident TPI Holdings, Inc.(g),(h)
Tranche B1 Term Loan
3-month USD LIBOR + 3.250% 10/17/2024	4.527%	2,600,000	2,615,834
Twist Beauty International Holdings SA(g),(h)
Tranche B Term Loan
3-month USD LIBOR + 3.750% 04/22/2024	5.164%	1,995,000	2,003,319
Total			57,004,002
Paper 0.3%
Caraustar Industries, Inc.(g),(h)
Term Loan
3-month USD LIBOR + 5.500% 03/14/2022	6.833%	3,631,750	3,657,463
Pharmaceuticals 2.4%
Akorn, Inc.(d),(g),(h)
Term Loan
3-month USD LIBOR + 3.500% 04/16/2021	5.500%	1,452,905	1,458,354
Atrium Innovations, Inc.(d),(g),(h)
Tranche B1 1st Lien Term Loan
3-month USD LIBOR + 3.250% 02/15/2021	4.833%	1,568,245	1,576,086
Catalent Pharma Solutions, Inc.(g),(h)
Term Loan
3-month USD LIBOR + 3.250% 05/20/2024	3.492%	3,292,187	3,320,993
Endo Finance Co. I SARL(g),(h)
Term Loan
3-month USD LIBOR + 4.250% 04/29/2024	5.500%	3,017,437	3,056,664
Grifols Worldwide Operations Ltd.(g),(h)
Tranche B Term Loan
3-month USD LIBOR + 2.250% 01/31/2025	3.452%	4,800,875	4,816,094
Mallinckrodt International Finance SA(g),(h)
Tranche B Term Loan
3-month USD LIBOR + 2.750% 09/24/2024	4.083%	1,979,821	1,984,038
RPI Finance Trust(g),(h)
Tranche B6 Term Loan
3-month USD LIBOR + 2.000% 03/27/2023	3.333%	9,176,495	9,209,805
Valeant Pharmaceuticals International, Inc.(g),(h)
Tranche B-F Term Loan
3-month USD LIBOR + 3.250% 04/01/2022	5.990%	1,640,775	1,676,675
Total			27,098,709
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Property & Casualty 1.3%
Alliant Holdings Intermediate LLC(g),(h)
Term Loan
3-month USD LIBOR + 3.500% 08/12/2022	4.490%	1,978,852	1,992,051
Asurion LLC(g),(h)
Tranche B2 2nd Lien Term Loan
3-month USD LIBOR + 6.000% 08/04/2025	7.242%	1,500,000	1,547,820
Tranche B4 Term Loan
3-month USD LIBOR + 2.750% 08/04/2022	3.992%	1,632,442	1,644,424
Tranche B5 Term Loan
3-month USD LIBOR + 3.000% 11/03/2023	4.242%	1,620,041	1,633,212
HUB International Ltd.(g),(h)
Term Loan
3-month USD LIBOR + 3.000% 10/02/2020	4.312%	4,809,092	4,844,776
USA, Inc.(g),(h)
Term Loan
3-month USD LIBOR + 3.000% 05/16/2024	4.314%	3,175,000	3,181,604
Total			14,843,887
Restaurants 1.1%
Burger King/Tim Hortons(g),(h)
Tranche B3 Term Loan
3-month USD LIBOR + 2.250% 02/16/2024	3.528%	5,667,609	5,673,276
P.F. Chang’s China Bistro, Inc.(g),(h)
Term Loan
3-month USD LIBOR + 5.000% 09/01/2022	6.509%	3,975,000	3,796,125
Yum! Brands, Inc.(g),(h)
Tranche B Term Loan
3-month USD LIBOR + 2.750% 06/16/2023	3.237%	3,242,120	3,261,573
Total			12,730,974
Retailers 5.3%
Academy Ltd.(g),(h)
Term Loan
3-month USD LIBOR + 4.000% 07/01/2022	5.264%	2,403,861	1,767,391
Bass Pro Group LLC(g),(h)
Term Loan
3-month USD LIBOR + 5.000% 09/25/2024	6.242%	4,000,000	3,880,840

14	Columbia Floating Rate Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, October 31, 2017 (Unaudited)
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Belk, Inc.(g),(h)
1st Lien Term Loan
3-month USD LIBOR + 4.750% 12/12/2022	6.099%	2,523,451	2,083,588
BJ’s Wholesale Club, Inc.(g),(h)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 3.750% 02/03/2024	4.988%	3,358,125	3,269,974
Burlington Coat Factory Warehouse Corp.(g),(h)
Tranche B4 Term Loan
3-month USD LIBOR + 2.750% 08/13/2021	3.990%	3,158,293	3,161,262
Culligan NewCo. Ltd.(g),(h)
1st Lien Term Loan
3-month USD LIBOR + 3.500% 12/13/2023	0.000%	1,125,000	1,128,746
Tranche B1 1st Lien Term Loan
3-month USD LIBOR + 3.500% 12/13/2023	4.742%	2,481,250	2,492,118
David’s Bridal, Inc.(g),(h)
Term Loan
3-month USD LIBOR + 3.750% 10/11/2019	5.340%	3,531,711	2,906,598
Dollar Tree, Inc.(g)
Tranche B2 Term Loan
07/06/2022	4.250%	1,750,000	1,769,688
General Nutrition Centers, Inc.(g),(h)
Tranche B Term Loan
3-month USD LIBOR + 2.500% 03/04/2019	3.750%	1,146,032	1,087,458
Harbor Freight Tools USA, Inc.(g),(h)
Term Loan
3-month USD LIBOR + 3.250% 08/18/2023	4.492%	4,846,200	4,873,145
Hudson’s Bay Co.(g),(h)
Term Loan
3-month USD LIBOR + 3.750% 09/30/2022	4.522%	1,816,244	1,766,298
J.Crew Group, Inc.(g),(h)
Term Loan
3-month USD LIBOR + 3.220% 03/05/2021	4.515%	3,481,049	1,970,761
JCPenney Co., Inc.(g),(h)
Term Loan
3-month USD LIBOR + 4.250% 06/23/2023	5.568%	4,068,750	3,724,045
Men’s Wearhouse, Inc. (The)(g),(h)
Tranche B Term Loan
3-month USD LIBOR + 3.500% 06/18/2021	4.785%	883,003	875,833
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Michaels Stores, Inc.(g),(h)
Tranche B1 Term Loan
3-month USD LIBOR + 2.750% 01/30/2023	3.990%	3,580,748	3,581,643
Neiman Marcus Group, Inc. (The)(g),(h)
Term Loan
3-month USD LIBOR + 3.250% 10/25/2020	4.488%	3,047,402	2,389,163
Party City Holdings, Inc.(g),(h)
Term Loan
3-month USD LIBOR + 3.000% 08/19/2022	4.433%	2,822,721	2,829,778
PetSmart, Inc.(g),(h)
Tranche B2 Term Loan
3-month USD LIBOR + 3.000% 03/11/2022	4.240%	4,131,100	3,523,167
Raley’s (d),(g),(h)
Term Loan
3-month USD LIBOR + 6.250% 05/18/2022	6.492%	2,133,357	2,152,024
Rite Aid Corp.(g),(h)
Tranche 1 2nd Lien Term Loan
3-month USD LIBOR + 4.750% 08/21/2020	6.000%	1,950,000	1,959,750
Tranche 2 2nd Lien Term Loan
3-month USD LIBOR + 3.875% 06/21/2021	5.125%	1,900,000	1,903,173
Sports Authority, Inc. (The)(f),(g)
Tranche B Term Loan
11/16/2017	0.000%	1,172,037	11,720
Staples, Inc.(g),(h)
Term Loan
3-month USD LIBOR + 4.000% 09/12/2024	5.310%	4,825,000	4,534,294
Total			59,642,457
Supermarkets 0.9%
Albertsons LLC(g),(h)
Tranche B4 Term Loan
3-month USD LIBOR + 2.750% 08/25/2021	3.992%	247,716	239,918
Tranche B5 Term Loan
3-month USD LIBOR + 3.000% 12/21/2022	4.330%	2,977,556	2,880,458
Tranche B6 Term Loan
3-month USD LIBOR + 3.000% 06/22/2023	4.317%	2,152,138	2,083,098

Columbia Floating Rate Fund | Quarterly Report 2017	15

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, October 31, 2017 (Unaudited)
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Crossmark Holdings, Inc.(g),(h)
1st Lien Term Loan
3-month USD LIBOR + 3.500% 12/20/2019	4.833%	2,317,351	1,485,028
SUPERVALU, Inc.(g),(h)
Delayed Draw Term Loan
3-month USD LIBOR + 3.500% 06/08/2024	4.742%	1,399,219	1,357,242
Term Loan
3-month USD LIBOR + 3.500% 06/08/2024	4.742%	2,332,031	2,262,070
Total			10,307,814
Technology 12.7%
Applied Systems, Inc.(g),(h)
1st Lien Term Loan
3-month USD LIBOR + 3.250% 09/19/2024	4.574%	4,650,000	4,706,823
2nd Lien Term Loan
3-month USD LIBOR + 7.000% 09/19/2025	8.324%	500,000	515,000
Avaya, Inc.(f),(g)
Tranche B6 Term Loan
03/31/2018	0.000%	1,950,483	1,615,858
Avaya, Inc.(f),(g),(i)
Tranche B7 Term Loan
05/29/2020	0.000%	3,462,171	2,870,728
BMC Software Finance, Inc.(g),(h)
Tranche B1 Term Loan
3-month USD LIBOR + 4.000% 09/10/2022	5.242%	3,865,084	3,890,903
CDW LLC(g),(h)
Term Loan
3-month USD LIBOR + 2.250% 08/17/2023	3.340%	2,405,676	2,421,457
Cirque Du Soleil, Inc.(g),(h)
2nd Lien Term Loan
3-month USD LIBOR + 8.250% 07/10/2023	9.583%	3,000,000	2,988,750
CommScope, Inc.(g),(h)
Tranche 5 Term Loan
3-month USD LIBOR + 3.000% 12/29/2022	3.366%	1,398,600	1,403,845
Dell International LLC(g),(h)
Tranche B Term Loan
3-month USD LIBOR + 2.000% 09/07/2023	3.250%	5,456,606	5,468,829
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
DigiCert Holdings, Inc.(g),(h),(i)
1st Lien Term Loan
3-month USD LIBOR + 4.750% 09/20/2024	0.000%	2,475,000	2,501,804
2nd Lien Term Loan
3-month USD LIBOR + 8.000% 09/19/2025	0.000%	1,975,000	1,984,875
EVERTEC Group LLC(g),(h)
Tranche B Term Loan
3-month USD LIBOR + 2.750% 04/17/2020	3.736%	1,579,875	1,520,630
First Data Corp.(g),(h)
Term Loan
3-month USD LIBOR + 2.250% 07/08/2022	3.488%	2,931,814	2,938,791
3-month USD LIBOR + 2.500% 04/26/2024	3.738%	2,259,804	2,268,685
Go Daddy Operating Co. LLC(g),(h)
Term Loan
3-month USD LIBOR + 2.500% 02/15/2024	3.742%	4,971,772	4,996,631
Infor US, Inc.(g),(h)
Tranche B6 Term Loan
3-month USD LIBOR + 2.750% 02/01/2022	4.083%	4,972,201	4,977,372
Informatica Corp.(g),(h)
Term Loan
3-month USD LIBOR + 3.500% 08/05/2022	4.833%	2,939,900	2,944,810
Information Resources, Inc.(g),(h)
1st Lien Term Loan
3-month USD LIBOR + 4.250% 01/18/2024	5.617%	1,517,375	1,533,186
2nd Lien Term Loan
3-month USD LIBOR + 8.250% 01/20/2025	9.617%	1,625,000	1,627,031
IPC Corp.(d),(g),(h)
Tranche B1 1st Lien Term Loan
3-month USD LIBOR + 4.500% 08/06/2021	5.880%	1,945,113	1,891,622
MA FinanceCo LLC(g),(h)
Tranche B2 Term Loan
3-month USD LIBOR + 2.500% 11/19/2021	3.742%	2,903,269	2,910,527
Tranche B3 Term Loan
3-month USD LIBOR + 2.750% 06/21/2024	3.989%	1,150,000	1,153,600

16	Columbia Floating Rate Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, October 31, 2017 (Unaudited)
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
MacDonald, Dettwiler and Associates Ltd.(g),(h)
Tranche B Term Loan
3-month USD LIBOR + 2.750% 10/04/2024	4.100%	2,150,000	2,162,105
McAfee LLC(g),(h)
Term Loan
3-month USD LIBOR + 4.500% 09/30/2024	5.833%	3,950,000	3,973,976
Micron Technology, Inc.(g),(h)
Term Loan
3-month USD LIBOR + 6.000% 04/26/2022	3.390%	3,950,000	3,986,221
Microsemi Corp.(g),(h)
Tranche B Term Loan
3-month USD LIBOR + 3.750% 01/15/2023	3.488%	1,962,240	1,969,382
Misys Ltd.(g),(h)
1st Lien Term Loan
3-month USD LIBOR + 3.500% 06/13/2024	4.817%	3,050,000	3,037,678
Mitel US Holdings, Inc.(g),(h)
Term Loan
3-month USD LIBOR + 3.750% 09/25/2023	5.130%	2,175,000	2,199,469
Neustar, Inc.(g),(h)
Tranche B2 1st Lien Term Loan
3-month USD LIBOR + 3.750% 08/08/2024	5.062%	2,100,000	2,120,118
Oberthur Technologies Holding SAS(g),(h)
Tranche B1 Term Loan
3-month USD LIBOR + 3.750% 01/10/2024	5.083%	1,442,750	1,414,804
ON Semiconductor Corp.(g),(h)
Term Loan
3-month USD LIBOR + 2.250% 03/31/2023	3.492%	3,480,819	3,495,683
OpenLink International Inc.(g),(h)
Term Loan
3-month USD LIBOR + 6.500% 07/29/2019	7.880%	878,064	880,259
Quest Software US Holdings, Inc.(g),(h)
1st Lien Term Loan
3-month USD LIBOR + 6.000% 10/31/2022	7.380%	1,608,597	1,623,878
Rackspace Hosting, Inc.(g),(h)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 3.000% 11/03/2023	4.311%	2,537,266	2,535,693
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Riverbed Technology, Inc.(g),(h)
Term Loan
3-month USD LIBOR + 4.000% 04/24/2022	4.500%	3,955,387	3,784,831
Rovi Solutions Corp./Guides, Inc.(g),(h)
Tranche B Term Loan
3-month USD LIBOR + 3.000% 07/02/2021	3.750%	2,612,250	2,626,957
RP Crown Parent, LLC(g),(h)
Term Loan
3-month USD LIBOR + 3.500% 10/12/2023	4.242%	1,116,562	1,121,219
Sabre GLBL, Inc.(g),(h)
Tranche B1 Term Loan
3-month USD LIBOR + 2.250% 02/22/2024	3.492%	3,354,269	3,368,257
Science Applications International Corp.(d),(g),(h)
Tranche B Term Loan
3-month USD LIBOR + 2.500% 05/04/2022	3.813%	1,607,194	1,621,257
SCS Holdings I, Inc.(g),(h)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 4.250% 10/30/2022	5.492%	1,597,637	1,598,643
Seattle SpinCo, Inc.(g),(h)
Term Loan
3-month USD LIBOR + 2.750% 06/21/2024	3.988%	5,500,000	5,517,215
Sensata Technologies BV/Finance Co. LLC(g),(h)
Term Loan
3-month USD LIBOR + 2.750% 10/14/2021	3.489%	939,399	942,772
SS&C Technologies Holdings, Inc.(g),(h)
Tranche B1 Term Loan
3-month USD LIBOR + 2.250% 07/08/2022	3.492%	1,624,673	1,633,300
Tranche B2 Term Loan
3-month USD LIBOR + 2.250% 07/08/2022	3.492%	78,241	78,656
Synchronoss Technologies, Inc.(g),(h)
Term Loan
3-month USD LIBOR + 2.750% 01/19/2024	5.742%	2,686,500	2,683,706
Syniverse Holdings, Inc.(g),(h)
Term Loan
3-month USD LIBOR + 3.000% 04/23/2019	4.242%	991,288	964,305
Tranche B Term Loan
3-month USD LIBOR + 3.000% 04/23/2019	4.333%	1,892,560	1,841,044

Columbia Floating Rate Fund | Quarterly Report 2017	17

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, October 31, 2017 (Unaudited)
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Tempo Acquisition, LLC(g),(h)
Term Loan
3-month USD LIBOR + 3.000% 05/01/2024	4.242%	3,940,125	3,951,630
Tessera Holdings Corp.(g),(h)
Tranche B Term Loan
3-month USD LIBOR + 3.250% 12/01/2023	4.492%	2,109,062	2,126,209
TTM Technologies, Inc.(g),(h)
Tranche B Term Loan
3-month USD LIBOR + 2.500% 09/28/2024	3.742%	2,500,000	2,517,200
Vantiv LLC(g),(h)
Tranche B3 Term Loan
3-month USD LIBOR + 2.000% 10/14/2023	3.237%	1,369,384	1,378,518
Verint Systems, Inc.(g),(h)
Term Loan
3-month USD LIBOR + 2.250% 06/28/2024	3.627%	3,391,500	3,398,554
Veritas US, Inc.(g),(h)
Tranche B Term Loan
3-month USD LIBOR + 4.500% 01/27/2023	5.833%	1,555,970	1,567,360
West Corp.(g),(h)
Tranche B Term Loan
3-month USD LIBOR + 4.000% 10/10/2024	5.242%	4,000,000	4,007,520
Western Digital Corp.(g),(h)
Tranche B2 Term Loan
3-month USD LIBOR + 2.750% 04/29/2023	3.990%	3,397,129	3,407,320
Zebra Technologies Corp.(g),(h)
Tranche B Term Loan
3-month USD LIBOR + 2.000% 10/27/2021	3.371%	3,897,260	3,915,772
Total			142,583,268
Wireless 1.5%
Cellular South, Inc.(g),(h)
Tranche B Term Loan
3-month USD LIBOR + 2.250% 05/17/2024	3.562%	2,992,500	2,992,500
Numericable US LLC(g),(h)
Tranche B11 Term Loan
3-month USD LIBOR + 2.750% 07/31/2025	4.130%	3,532,250	3,524,691
SBA Senior Finance II LLC(g),(h)
Tranche B1 Term Loan
3-month USD LIBOR + 2.500% 03/24/2021	3.500%	1,011,518	1,015,452
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Tranche B2 Term Loan
3-month USD LIBOR + 2.500% 06/10/2022	3.500%	3,949,495	3,960,474
Sprint Communications, Inc.(g),(h)
Term Loan
3-month USD LIBOR + 2.500% 02/02/2024	3.750%	3,184,000	3,194,603
Switch Ltd.(g),(h)
Term Loan
3-month USD LIBOR + 2.750% 06/27/2024	3.992%	2,269,312	2,292,006
Total			16,979,726
Wirelines 1.4%
CenturyLink, Inc.(g),(h)
Tranche B Term Loan
3-month USD LIBOR + 2.750% 01/31/2025	0.000%	1,400,000	1,381,338
Level 3 Financing, Inc.(g),(h)
Tranche B Term Loan
3-month USD LIBOR + 2.250% 02/22/2024	3.489%	5,050,000	5,067,120
Southwire Co. LLC(g),(h)
Term Loan
3-month USD LIBOR + 2.500% 02/10/2021	3.735%	1,566,818	1,572,694
Windstream Services LLC(g),(h)
Tranche B6 Term Loan
3-month USD LIBOR + 4.000% 03/29/2021	5.240%	4,363,573	4,079,941
Tranche B7 Term Loan
3-month USD LIBOR + 3.250% 02/17/2024	4.490%	1,521,106	1,366,713
Zayo Group LLC(g),(h)
Tranche B2 Term Loan
3-month USD LIBOR + 2.500% 01/19/2024	3.489%	1,698,036	1,704,505
Total			15,172,311
Total Senior Loans (Cost $1,066,691,361)			1,055,749,157

18	Columbia Floating Rate Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, October 31, 2017 (Unaudited)
Warrants —%
Issuer	Shares	Value ($)
Consumer Discretionary —%
Media —%
Education Media(a),(c)	383	—
Total Consumer Discretionary		—
Total Warrants (Cost $—)		—

Money Market Funds 4.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.177%(m),(n)	52,271,003	52,271,003
Total Money Market Funds (Cost $52,271,003)		52,271,003
Total Investments (Cost: $1,150,511,092)		1,151,207,655
Other Assets & Liabilities, Net		(29,619,679)
Net Assets		1,121,587,976
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At October 31, 2017, the value of these securities amounted to $174,210, which represents 0.02% of net assets.
(c)	Negligible market value.
(d)	Valuation based on significant unobservable inputs.
(e)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At October 31, 2017, the value of these securities amounted to $11,384,516, which represents 1.02% of net assets.
(f)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At October 31, 2017, the value of these securities amounted to $7,240,385, which represents 0.65% of net assets.
(g)	Senior loans have interest rates that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of October 31, 2017. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted.
(h)	Variable rate security.
(i)	Represents a security purchased on a forward commitment basis.
(j)	At October 31, 2017, the Fund had unfunded senior loan commitments pursuant to the terms of the loan agreement. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

Borrower	Unfunded Commitment ($)
DuBois Chemicals, Inc. Delayed Draw 1st Lien Term Loan 03/15/2024 0.000%	96,667
ICSH Parent, Inc. Delayed Draw 1st Lien Term Loan 04/29/2024 5.306%	186,416
Scientific Games International, Inc. Term Loan 10/19/2020 0.500%	1,900,000
Columbia Floating Rate Fund | Quarterly Report 2017	19

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, October 31, 2017 (Unaudited)
Notes to Portfolio of Investments  (continued)
Borrower	Unfunded Commitment ($)
Tricorbraun Holdings, Inc. Delayed Draw 1st Lien Term Loan 11/30/2023 3.750%	202,273

(k)	The borrower filed for protection under Chapter 11 of the U.S. Federal Bankruptcy Code.
(l)	Represents a security purchased on a when-issued basis.
(m)	The rate shown is the seven-day current annualized yield at October 31, 2017.
(n)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended October 31, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Net change in unrealized appreciation (depreciation) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 1.177%	44,008,750	92,752,772	(84,490,519)	52,271,003	1,417	(1,417)	135,464	52,271,003
Abbreviation Legend
PIK	Payment In Kind
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss
20	Columbia Floating Rate Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, October 31, 2017 (Unaudited)
Fair value measurements  (continued)
additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	2,583,105	7,273,666	107,909	—	9,964,680
Energy	3,818,389	—	649,548	—	4,467,937
Financials	—	—	1,620,051	—	1,620,051
Information Technology	—	—	0*	—	0*
Materials	9,509,955	496,574	—	—	10,006,529
Telecommunication Services	453,577	—	—	—	453,577
Utilities	2,057,588	1,719,075	150,121	—	3,926,784
Total Common Stocks	18,422,614	9,489,315	2,527,629	—	30,439,558
Corporate Bonds & Notes	—	12,302,383	834	—	12,303,217
Preferred Stocks
Energy	—	444,720	—	—	444,720
Senior Loans	—	1,006,300,124	49,449,033	—	1,055,749,157
Warrants
Consumer Discretionary	—	—	—	—	—
Money Market Funds	—	—	—	52,271,003	52,271,003
Total Investments	18,422,614	1,028,536,542	51,977,496	52,271,003	1,151,207,655

*	Rounds to zero.
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
There were no transfers of financial assets between Levels 1 and 2 during the period.
Financial assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer. As a result, management concluded that the market input(s) were generally unobservable.
Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.
Transfers between Levels are determined based on the fair value at the beginning of the period for security positions held throughout the period.
Columbia Floating Rate Fund | Quarterly Report 2017	21

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, October 31, 2017 (Unaudited)
Fair value measurements  (continued)
The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:
Investments in securities	Balance as of 07/31/2017 ($)	Increase (decrease) in accrued discounts/ premiums ($)	Realized gain (loss) ($)	Change in unrealized appreciation (depreciation)(a) ($)	Purchases ($)	Sales ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Balance as of 10/31/2017 ($)
Common Stocks	1,741,395	-	-	667,922	-	-	606,469	(488,157)	2,527,629
Corporate Bonds & Notes	890	6	12	(74)	-	-	-	-	834
Senior Loans	36,111,934	26,726	29,619	(148,299)	-	(2,047,501)	26,873,808	(11,397,254)	49,449,033
Total	37,854,219	26,732	29,631	519,549	-	(2,047,501)	27,480,277	(11,885,411)	51,977,496
(a) Change in unrealized appreciation (depreciation) relating to securities held at October 31, 2017 was $570,608, which is comprised of Common Stocks of $667,922, Corporate Bonds & Notes of $(74), and Senior Loans of $(97,240).
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain senior loans, corporate bonds and common stocks classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.
22	Columbia Floating Rate Fund | Quarterly Report 2017

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)	There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) Columbia Funds Series Trust II

By (Signature and Title) /s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date December 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date December 21, 2017

By (Signature and Title) /s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date December 21, 2017